UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600, SUMMER STREET, STAMFORD, CONNECTICUT, 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, 1600, SUMMER STREET, STAMFORD, CONNECTICUT, 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 03/31/13

ITEM 1.	REPORTS TO STOCKHOLDERS

GE Institutional Funds

Semi-Annual Report

March 31, 2013

GE Institutional Funds

This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus and/or summary prospectus.

Notes to Performance	March 31, 2013 (Unaudited)

Total return performance shown in this report for the GE Institutional Funds (the “Funds”, and individually, a “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 493-3042 or visit the Funds’ website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

GE Investment Distributors, Inc., member of FINRA, is the principal underwriter and distributor of the GE Institutional Funds and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Funds.

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,106.30	1.89
Service Class	1,000.00	1,104.90	3.20
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.14	1.82
Service Class	1,000.00	1,021.89	3.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% for Investment Class shares and 0.61% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. The portfolio managers combine various investment management styles, which may include core, growth, and value, designed to produce a broadly diversified portfolio.

Sector Allocation

as a % of Fair Value of $718,096 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Covidien PLC	2.80%
Johnson & Johnson	2.75%
Pfizer Inc.	2.54%
Apple Inc.	2.54%
Comcast Corp.	2.52%
Cisco Systems Inc.	2.51%
United Parcel Service Inc.	2.36%
Qualcomm Inc.	2.31%
Chevron Corp.	2.28%
Wells Fargo & Co.	2.20%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value
Common Stock — 97.4%†

Advertising — 0.7%

Omnicom Group Inc.	83,298	$4,906,252
The Interpublic Group of Companies Inc.	21,250	276,888
		5,183,140

Aerospace & Defense — 2.2%

Honeywell International Inc.	161,496	12,168,724
The Boeing Co.	42,500	3,648,625
		15,817,349

Agricultural Products — 0.8%

Archer-Daniels-Midland Co.	167,869	5,662,221

Air Freight & Logistics — 2.4%

United Parcel Service Inc.	197,195	16,939,050

Application Software — 0.6%

Intuit Inc.	67,999	4,464,134

Asset Management & Custody Banks — 4.0%

Ameriprise Financial Inc.	151,295	11,142,877
Invesco Ltd.	392,690	11,372,303
State Street Corp.	103,697	6,127,456	(e)
		28,642,636

Automobile Manufacturers — 0.4%

Ford Motor Co.	229,496	3,017,872

Automotive Retail — 0.2%

AutoZone Inc.	4,250	1,686,273	(a)

Biotechnology — 2.3%

Amgen Inc.	73,522	7,536,740	(h)
Gilead Sciences Inc.	181,896	8,900,171
		16,436,911

Broadcasting — 1.2%

CBS Corp.	42,499	1,984,278
Discovery Communications Inc.	93,497	6,501,781	(a)
		8,486,059

Cable & Satellite — 3.6%

Comcast Corp.††	310,242	13,033,266
Comcast Corp.††	127,500	5,051,550
Liberty Global Inc.	114,746	7,875,018	(a)
		25,959,834

	Number of Shares	Fair Value

Casinos & Gaming — 0.5%

Las Vegas Sands Corp.	63,748	$3,592,199

Commodity Chemicals — 0.4%

LyondellBasell Industries N.V.	39,949	2,528,372

Communications Equipment — 4.8%

Cisco Systems Inc.	862,729	18,039,663	(h)
Qualcomm Inc.	247,686	16,582,578
		34,622,241

Computer Hardware — 2.5%

Apple Inc.	41,223	18,246,537	(h)

Computer Storage & Peripherals — 1.4%

EMC Corp.	429,246	10,254,687	(a)

Construction & Farm Machinery & Heavy Trucks — 0.9%

Cummins Inc.	17,000	1,968,770
Deere & Co.	55,675	4,786,936
		6,755,706

Consumer Finance — 1.6%

American Express Co.	168,976	11,399,121

Data Processing & Outsourced Services — 2.8%

Paychex Inc.	161,496	5,663,664
The Western Union Co.	403,734	6,072,159
Visa Inc.	48,449	8,228,578
		19,964,401

Department Stores — 0.4%

Macy’s Inc.	63,748	2,667,216

Diversified Chemicals — 0.3%

PPG Industries Inc.	14,025	1,878,509

Diversified Financial Services — 5.0%

Citigroup Inc.	300,470	13,292,792
JPMorgan Chase & Co.	144,072	6,837,658
Wells Fargo & Co.	427,114	15,798,947
		35,929,397

Drug Retail — 0.5%

CVS Caremark Corp.	69,699	3,832,748

Electric Utilities — 0.4%

NextEra Energy Inc.	38,250	2,971,260

Electrical Components & Equipment — 0.3%

Eaton Corp PLC	33,999	2,082,438

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Fertilizers & Agricultural Chemicals — 1.0%

Monsanto Co.	67,998	$7,182,628

General Merchandise Stores — 0.7%

Target Corp.	74,372	5,090,763

Healthcare Distributors — 0.4%

Cardinal Health Inc.	61,201	2,547,186

Healthcare Equipment — 3.7%

Covidien PLC	296,642	20,124,194
Medtronic Inc.	114,748	5,388,566
Stryker Corp.	17,850	1,164,534
		26,677,294

Healthcare Services — 1.8%

Express Scripts Holding Co.	229,917	13,254,715	(a)

Healthcare Supplies — 0.4%

DENTSPLY International Inc.	72,250	3,064,845

Heavy Electrical Equipment — 0.3%

ABB Ltd. ADR	83,723	1,905,536

Home Building — 0.4%

MDC Holdings Inc.	76,498	2,803,652

Home Improvement Retail — 2.0%

Lowe’s Companies Inc.	377,389	14,310,591

Independent Power Producers & Energy Traders — 0.6%

AES Corp.	127,495	1,602,612
Calpine Corp.	132,597	2,731,498	(a)
		4,334,110

Industrial Machinery — 1.4%

Dover Corp.	135,998	9,911,534

Integrated Oil & Gas — 4.0%

Chevron Corp.	137,697	16,361,157
Exxon Mobil Corp.	36,549	3,293,430	(h)
Hess Corp.	37,824	2,708,577
Occidental Petroleum Corp.	80,748	6,328,221
		28,691,385

Integrated Telecommunication Services — 0.2%

AT&T Inc.	33,999	1,247,423

Internet Retail — 0.4%

Amazon.com Inc.	11,900	3,171,231	(a)

Internet Software & Services — 3.1%

Baidu Inc. ADR	59,499	5,218,063	(a)

	Number of Shares	Fair Value

eBay Inc.	158,095	$8,571,911	(a)
Google Inc.	10,710	8,504,061	(a)
		22,294,035

Investment Banking & Brokerage — 1.5%

The Charles Schwab Corp.	38,250	676,643
The Goldman Sachs Group Inc.	70,123	10,318,600
		10,995,243

IT Consulting & Other Services — 0.4%

International Business Machines Corp.	13,599	2,900,666

Life & Health Insurance — 0.3%

Prudential Financial Inc.	38,249	2,256,308

Life Sciences Tools & Services — 1.3%

Agilent Technologies Inc.	155,165	6,512,275
PerkinElmer Inc.	76,498	2,573,393
		9,085,668

Managed Healthcare — 0.3%

UnitedHealth Group Inc.	36,727	2,101,152

Movies & Entertainment — 2.2%

The Walt Disney Co.	10,623	603,387
Time Warner Inc.	261,367	15,059,967
		15,663,354

Multi-Line Insurance — 1.6%

American International Group Inc.	302,166	11,730,084	(a)

Oil & Gas Equipment & Services — 3.0%

Halliburton Co.	220,998	8,930,529
Schlumberger Ltd.	172,546	12,921,970
		21,852,499

Oil & Gas Exploration & Production — 2.7%

Anadarko Petroleum Corp.	164,472	14,383,077
Marathon Oil Corp.	140,249	4,729,196
		19,112,273

Packaged Foods & Meats — 1.8%

Kraft Foods Group Inc.	46,607	2,401,658
Mondelez International Inc.	334,044	10,225,087
		12,626,745

Pharmaceuticals — 6.3%

Actavis Inc.	51,000	4,697,610
Johnson & Johnson	242,246	19,750,316
Novartis AG ADR	34,000	2,422,160
Pfizer Inc.	633,235	18,275,162
		45,145,248

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Property & Casualty Insurance — 1.6%

ACE Ltd.	127,497	$11,343,408

Railroads — 0.5%

CSX Corp.	146,198	3,600,857

Regional Banks — 1.4%

Regions Financial Corp.	1,219,720	9,989,507

Research & Consulting Services — 0.2%

Nielsen Holdings N.V.	36,973	1,324,373

Semiconductors — 1.2%

Altera Corp.	59,499	2,110,429
Analog Devices Inc.	31,874	1,481,822
Texas Instruments Inc.	135,995	4,825,103
		8,417,354

Soft Drinks — 3.3%

Coca-Cola Enterprises Inc.	242,246	8,943,723
PepsiCo Inc.	187,845	14,860,418
		23,804,141

Specialized Finance — 1.5%

CME Group Inc.	178,493	10,957,686

Specialized REITs — 0.7%

American Tower Corp.	63,748	4,903,497

Specialty Stores — 0.7%

Dick’s Sporting Goods Inc.	99,449	4,703,938

Steel — 0.3%

Allegheny Technologies Inc.	65,873	2,088,833

Systems Software — 4.0%
Microsoft Corp.	535,487	15,320,283	(h)
Oracle Corp.	425,416	13,757,954
		29,078,237

Total Common Stock (Cost $577,502,260)		699,188,310

Exchange Traded Funds — 1.6%
Financial Select Sector SPDR Fund	138,948	2,527,464	(n)
Industrial Select Sector SPDR Fund	225,126	9,394,508	(n)

Total Exchange Traded Funds (Cost $11,256,781)		11,921,972

Total Investments in Securities (Cost $588,759,048)		711,110,282

	Fair Value
Short-Term Investments — 1.0%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $6,985,953)	$6,985,953	(d,k)

Total Investments (Cost $595,745,001)	718,096,235

Other Assets and Liabilities, net — 0.0%*	20,860

NET ASSETS — 100.0%	$718,117,095

Other Information:

The Fund had the following short futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2013	122	$(9,532,470)	$(101,161)

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,101.10	0.79
Service Class	1,000.00	1,099.30	2.09
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,024.18	0.76
Service Class	1,000.00	1,022.94	2.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.15% for Investment Class shares and 0.40% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

S&P 500 Index Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (S&P 500® Index). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Fair Value of $40,507 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Apple Inc.	2.88%
Exxon Mobil Corp.	2.80%
General Electric Co.	1.68%
Chevron Corp.	1.61%
Johnson & Johnson	1.58%
International Business Machines Corp.	1.57%
Microsoft Corp.	1.50%
Google Inc.	1.46%
The Procter & Gamble Co.	1.46%
Pfizer Inc.	1.44%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value
Common Stock — 96.8%†

Advertising — 0.1%

Omnicom Group Inc.	718	$42,290
The Interpublic Group of Companies Inc.	1,248	16,262
		58,552

Aerospace & Defense — 2.3%

General Dynamics Corp.	914	64,446
Honeywell International Inc.	2,217	167,051
L-3 Communications Holdings Inc.	271	21,929
Lockheed Martin Corp.	741	71,522
Northrop Grumman Corp.	707	49,597
Precision Castparts Corp.	399	75,659
Raytheon Co.	909	53,440
Rockwell Collins Inc.	393	24,806
Textron Inc.	850	25,338
The Boeing Co.	1,914	164,317
United Technologies Corp.	2,374	221,802
		939,907

Agricultural Products — 0.1%

Archer-Daniels-Midland Co.	1,837	61,962

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	479	28,481
Expeditors International of Washington Inc.	542	19,355
FedEx Corp.	822	80,720
United Parcel Service Inc.	2,005	172,230
		300,786

Airlines — 0.1%

Southwest Airlines Co.	2,021	27,243

Aluminum — 0.1%

Alcoa Inc.	3,160	26,924

Apparel Retail — 0.5%

Abercrombie & Fitch Co.	224	10,349
L Brands Inc.	702	31,351
Ross Stores Inc.	598	36,251
The Gap Inc.	938	33,206
TJX Companies Inc.	2,067	96,632
Urban Outfitters Inc.	318	12,320	(a)
		220,109

Apparel, Accessories & Luxury Goods — 0.4%

Coach Inc.	843	42,141
Fossil Inc.	140	13,524	(a)
PVH Corp.	227	24,246

	Number of Shares	Fair Value

Ralph Lauren Corp.	185	$31,322
VF Corp.	245	41,098
		152,331

Application Software — 0.6%

Adobe Systems Inc.	1,371	59,653	(a)
Autodesk Inc.	590	24,331	(a)
Citrix Systems Inc.	514	37,090	(a)
Intuit Inc.	759	49,829
Salesforce.com Inc.	376	67,240	(a)
		238,143

Asset Management & Custody Banks — 1.2%

Ameriprise Financial Inc.	573	42,202
BlackRock Inc.	352	90,422
Franklin Resources Inc.	396	59,721
Invesco Ltd.	1,180	34,173
Legg Mason Inc.	299	9,613
Northern Trust Corp.	582	31,754
State Street Corp.	1,320	77,998	(e)
T Rowe Price Group Inc.	705	52,783
The Bank of New York Mellon Corp.	3,247	90,883
		489,549

Auto Parts & Equipment — 0.3%

BorgWarner Inc.	351	27,146	(a)
Delphi Automotive PLC	800	35,520
Johnson Controls Inc.	1,880	65,932
		128,598

Automobile Manufacturers — 0.4%

Ford Motor Co.	11,004	144,703

Automotive Retail — 0.3%

AutoNation Inc.	103	4,506	(a)
AutoZone Inc.	103	40,868	(a)
CarMax Inc.	682	28,439	(a)
O’Reilly Automotive Inc.	355	36,405	(a)
		110,218

Biotechnology — 1.8%

Alexion Pharmaceuticals Inc.	534	49,203	(a)
Amgen Inc.	2,168	222,241
Biogen Idec Inc.	674	130,022	(a)
Celgene Corp.	1,191	138,049	(a)
Gilead Sciences Inc.	4,283	209,567
		749,082

Brewers — 0.0%*

Molson Coors Brewing Co.	406	19,865

Broadcasting — 0.4%

CBS Corp.	1,682	78,532
Discovery Communications Inc.	654	51,496	(a)
Scripps Networks Interactive Inc.	232	14,926
		144,954

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Building Products — 0.0%*

Masco Corp.	914	$18,508

Cable & Satellite — 1.2%

Cablevision Systems Corp.	588	8,796
Comcast Corp.	7,476	314,067
DIRECTV	1,724	97,596	(a)
Time Warner Cable Inc.	854	82,035
		502,494

Casinos & Gaming — 0.1%

International Game Technology	766	12,639
Wynn Resorts Ltd.	225	28,161
		40,800

Coal & Consumable Fuels — 0.1%

CONSOL Energy Inc.	579	19,484
Peabody Energy Corp.	691	14,615
		34,099

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V.	1,039	65,758

Communications Equipment — 1.9%

Cisco Systems Inc.	14,931	312,207	(h)
F5 Networks Inc.	207	18,440	(a)
Harris Corp.	325	15,061
JDS Uniphase Corp.	579	7,742	(a)
Juniper Networks Inc.	1,361	25,233	(a)
Motorola Solutions Inc.	802	51,352
Qualcomm Inc.	4,848	324,574
		754,609

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	729	16,147
GameStop Corp.	361	10,098
		26,245

Computer Hardware — 3.3%

Apple Inc.	2,634	1,165,888
Dell Inc.	4,180	59,899
Hewlett-Packard Co.	5,417	129,141
		1,354,928

Computer Storage & Peripherals — 0.7%

EMC Corp.	5,964	142,480	(a)
NetApp Inc.	1,039	35,493	(a)
SanDisk Corp.	666	36,630	(a)
Seagate Technology PLC	1,000	36,560
Western Digital Corp.	593	29,816
		280,979

Construction & Engineering — 0.2%

Fluor Corp.	445	29,517
Jacobs Engineering Group Inc.	383	21,540	(a)

	Number of Shares	Fair Value

Quanta Services Inc.	552	$15,776	(a)
		66,833

Construction & Farm Machinery & Heavy Trucks — 0.9%

Caterpillar Inc.	1,848	160,721
Cummins Inc.	501	58,020
Deere & Co.	1,079	92,773
Joy Global Inc.	268	15,951
PACCAR Inc.	1,017	51,419
		378,884

Construction Materials — 0.0%*

Vulcan Materials Co.	330	17,061

Consumer Electronics — 0.0%*

Garmin Ltd.	300	9,912
Harman International Industries Inc.	178	7,944
		17,856

Consumer Finance — 0.9%

American Express Co.	2,753	185,717	(h)
Capital One Financial Corp.	1,603	88,085
Discover Financial Services	1,374	61,611
SLM Corp.	1,346	27,566
		362,979

Data Processing & Outsourced Services — 1.6%

Automatic Data Processing Inc.	1,341	87,192
Computer Sciences Corp.	396	19,496
Fidelity National Information Services Inc.	784	31,062
Fiserv Inc.	367	32,234	(a)
Mastercard Inc.	302	163,422
Paychex Inc.	916	32,124
The Western Union Co.	1,614	24,274
Total System Services Inc.	413	10,234
Visa Inc.	1,469	249,495
		649,533

Department Stores — 0.3%

JC Penney Company Inc.	434	6,557
Kohl’s Corp.	615	28,370
Macy’s Inc.	1,090	45,605
Nordstrom Inc.	428	23,639
		104,171

Distillers & Vintners — 0.2%

Beam Inc.	441	28,021
Brown-Forman Corp.	439	31,345
Constellation Brands Inc.	457	21,771	(a)
		81,137

Distributors — 0.1%

Genuine Parts Co.	462	36,036

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Diversified Chemicals — 0.9%

Eastman Chemical Co.	439	$30,673
EI du Pont de Nemours & Co.	2,634	129,488
FMC Corp.	366	20,873
PPG Industries Inc.	434	58,130
The Dow Chemical Co.	3,347	106,569
		345,733

Diversified Financial Services — 4.8%

Bank of America Corp.	30,297	369,017	(h)
Citigroup Inc.	8,542	377,898
Comerica Inc.	513	18,442
JPMorgan Chase & Co.	10,667	506,256
U.S. Bancorp	5,300	179,829
Wells Fargo & Co.	13,740	508,243
		1,959,685

Diversified Metals & Mining — 0.2%

Freeport-McMoRan Copper & Gold Inc.	2,615	86,557

Diversified REITs — 0.1%

Vornado Realty Trust	487	40,733

Diversified Support Services — 0.1%

Cintas Corp.	288	12,709
Iron Mountain Inc.	575	20,878
		33,587

Drug Retail — 0.8%

CVS Caremark Corp.	3,521	193,620
Walgreen Co.	2,386	113,765
		307,385

Education Services — 0.0%*

Apollo Group Inc.	311	5,408	(a)

Electric Utilities — 1.9%

American Electric Power Company Inc.	1,338	65,067
Duke Energy Corp.	1,988	144,309
Edison International	905	45,540
Entergy Corp.	490	30,988
Exelon Corp.	2,346	80,890
FirstEnergy Corp.	1,166	49,205
NextEra Energy Inc.	1,160	90,109
Northeast Utilities	876	38,070
Pepco Holdings Inc.	576	12,326
Pinnacle West Capital Corp.	278	16,094
PPL Corp.	1,621	50,753
The Southern Co.	2,486	116,643
Xcel Energy Inc.	1,354	40,214
		780,208

Electrical Components & Equipment — 0.6%

Eaton Corp PLC	1,279	78,339

	Number of Shares	Fair Value

Emerson Electric Co.	2,057	$114,925
Rockwell Automation Inc.	368	31,776
Roper Industries Inc.	273	34,756
		259,796

Electronic Components — 0.2%

Amphenol Corp.	461	34,413
Corning Inc.	4,122	54,946
		89,359

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	408	10,612

Electronic Manufacturing Services — 0.2%

Jabil Circuit Inc.	502	9,277
Molex Inc.	355	10,394
TE Connectivity Ltd.	1,187	49,771
		69,442

Environmental & Facilities Services — 0.3%

Republic Services Inc.	890	29,370
Stericycle Inc.	251	26,651	(a)
Waste Management Inc.	1,193	46,778
		102,799

Fertilizers & Agricultural Chemicals — 0.6%

CF Industries Holdings Inc.	182	34,647
Monsanto Co.	1,513	159,819
The Mosaic Co.	770	45,900
		240,366

Food Distributors — 0.1%

Sysco Corp.	1,623	57,081

Food Retail — 0.3%

Safeway Inc.	643	16,943
The Kroger Co.	1,548	51,301
Whole Foods Market Inc.	475	41,206
		109,450

Footwear — 0.3%

NIKE Inc.	2,056	121,324

Gas Utilities — 0.1%

AGL Resources Inc.	300	12,585
ONEOK Inc.	587	27,983
		40,568

General Merchandise Stores — 0.5%

Dollar General Corp.	900	45,522	(a)
Dollar Tree Inc.	595	28,816
Family Dollar Stores Inc.	312	18,424
Target Corp.	1,832	125,401
		218,163

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Gold — 0.1%

Newmont Mining Corp.	1,366	$57,222

Healthcare Distributors — 0.4%

AmerisourceBergen Corp.	699	35,964
Cardinal Health Inc.	961	39,996
McKesson Corp.	655	70,714
Patterson Companies Inc.	245	9,320
		155,994

Healthcare Equipment — 2.1%

Abbott Laboratories	4,395	155,232	(h)
Baxter International Inc.	1,554	112,882
Becton Dickinson and Co.	573	54,784
Boston Scientific Corp.	3,901	30,467	(a)
CareFusion Corp.	570	19,945	(a)
Covidien PLC	1,319	89,481
CR Bard Inc.	219	22,071
Edwards Lifesciences Corp.	318	26,127	(a)
Intuitive Surgical Inc.	108	53,048	(a)
Medtronic Inc.	2,796	131,300
St Jude Medical Inc.	840	33,970
Stryker Corp.	836	54,541
Varian Medical Systems Inc.	299	21,528	(a)
Zimmer Holdings Inc.	490	36,858
		842,234

Healthcare Facilities — 0.0%*

Tenet Healthcare Corp.	312	14,845

Healthcare Services — 0.5%

DaVita HealthCare Partners Inc.	244	28,936	(a)
Express Scripts Holding Co.	2,317	133,575	(a)
Laboratory Corporation of America Holdings	256	23,091	(a)
Quest Diagnostics Inc.	451	25,459
		211,061

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	359	15,229

Healthcare Technology — 0.1%

Cerner Corp.	408	38,658	(a)

Home Building — 0.1%

DR Horton Inc.	717	17,424
Lennar Corp.	503	20,864
PulteGroup Inc.	860	17,407	(a)
		55,695

Home Entertainment Software — 0.0%*

Electronic Arts Inc.	849	15,027	(a)

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	667	42,969	(a)

	Number of Shares	Fair Value

Home Furnishings — 0.0%*

Leggett & Platt Inc.	365	$12,330

Home Improvement Retail — 1.0%

Lowe’s Companies Inc.	3,193	121,079
The Home Depot Inc.	4,170	290,982
		412,061

Hotels, Resorts & Cruise Lines — 0.3%

Carnival Corp.	1,259	43,184
Marriott International Inc.	750	31,673
Starwood Hotels & Resorts Worldwide Inc.	540	34,414
Wyndham Worldwide Corp.	416	26,824
		136,095

Household Appliances — 0.1%

Whirlpool Corp.	214	25,350

Household Products — 2.2%

Colgate-Palmolive Co.	1,247	147,183
Kimberly-Clark Corp.	1,082	106,014
The Clorox Co.	377	33,376
The Procter & Gamble Co.	7,669	590,974
		877,547

Housewares & Specialties — 0.0%*

Newell Rubbermaid Inc.	743	19,392

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	375	14,074

Hypermarkets & Super Centers — 1.2%

Costco Wholesale Corp.	1,222	129,666
Wal-Mart Stores Inc.	4,703	351,925
		481,591

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	1,677	21,079
NRG Energy Inc.	964	25,536
		46,615

Industrial Conglomerates — 2.4%

3M Co.	1,798	191,145
Danaher Corp.	1,658	103,045
General Electric Co.	29,400	679,728	(h,l)
		973,918

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	584	50,878
Airgas Inc.	178	17,650
Praxair Inc.	817	91,128
		159,656

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Industrial Machinery — 0.8%

Dover Corp.	476	$34,691
Flowserve Corp.	143	23,982
Illinois Tool Works Inc.	1,211	73,798
Ingersoll-Rand PLC	831	45,713
Pall Corp.	296	20,237
Parker Hannifin Corp.	421	38,555
Pentair Ltd.	588	31,017
Snap-on Inc.	149	12,323
Stanley Black & Decker Inc.	475	38,461
Xylem Inc.	470	12,953
		331,730

Industrial REITs — 0.1%

Prologis Inc.	1,276	51,014

Insurance Brokers — 0.3%

Aon PLC	903	55,534
Marsh & McLennan Companies Inc.	1,514	57,486
		113,020

Integrated Oil & Gas — 5.1%

Chevron Corp.	5,488	652,084
Exxon Mobil Corp.	12,567	1,132,412	(h)
Hess Corp.	843	60,367
Murphy Oil Corp.	495	31,546
Occidental Petroleum Corp.	2,287	179,232
		2,055,641

Integrated Telecommunication Services — 2.6%

AT&T Inc.	15,434	566,273	(h)
CenturyLink Inc.	1,713	60,178
Frontier Communications Corp.	2,541	10,114
Verizon Communications Inc.	8,022	394,281
Windstream Corp.	1,695	13,475
		1,044,321

Internet Retail — 1.1%

Amazon.com Inc.	1,020	271,820	(a)
Expedia Inc.	254	15,242
Netflix Inc.	166	31,442
priceline.com Inc.	137	94,246	(a)
TripAdvisor Inc.	354	18,592	(a)
		431,342

Internet Software & Services — 2.2%

Akamai Technologies Inc.	477	16,833	(a)
eBay Inc.	3,289	178,329	(a)
Google Inc.	747	593,140	(a)
VeriSign Inc.	430	20,331	(a)
Yahoo! Inc.	2,867	67,460	(a)
		876,093

Investment Banking & Brokerage — 0.8%

E*TRADE Financial Corp.	643	6,887	(a)
Morgan Stanley	3,917	86,096

	Number of Shares	Fair Value

The Charles Schwab Corp.	3,010	$53,247
The Goldman Sachs Group Inc.	1,245	183,202
		329,432

IT Consulting & Other Services — 2.1%

Accenture PLC	1,794	136,290
Cognizant Technology Solutions Corp.	839	64,276	(a)
International Business Machines Corp.	2,978	635,208	(h)
SAIC Inc.	712	9,648
Teradata Corp.	466	27,265	(a)
		872,687

Leisure Products — 0.1%

Hasbro Inc.	282	12,391
Mattel Inc.	945	41,382
		53,773

Life & Health Insurance — 0.9%

Aflac Inc.	1,289	67,054
Lincoln National Corp.	800	26,088
MetLife Inc.	3,047	115,847
Principal Financial Group Inc.	820	27,904
Prudential Financial Inc.	1,282	75,626
Torchmark Corp.	245	14,651
Unum Group	786	22,205
		349,375

Life Sciences Tools & Services — 0.4%

Agilent Technologies Inc.	968	40,627
Life Technologies Corp.	456	29,471	(a)
PerkinElmer Inc.	288	9,688
Thermo Fisher Scientific Inc.	1,007	77,026
Waters Corp.	234	21,975	(a)
		178,787

Managed Healthcare — 0.9%

Aetna Inc.	912	46,621
Cigna Corp.	799	49,833
Coventry Healthcare Inc.	378	17,778
Humana Inc.	457	31,584
UnitedHealth Group Inc.	2,838	162,362
WellPoint Inc.	889	58,878
		367,056

Metal & Glass Containers — 0.1%

Ball Corp.	429	20,411
Owens-Illinois Inc.	419	11,166	(a)
		31,577

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	603	32,139

Movies & Entertainment — 1.7%

News Corp.	5,625	171,675

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

The Walt Disney Co.	4,989	$283,375
Time Warner Inc.	2,672	153,960
Viacom Inc.	1,291	79,487
		688,497

Multi-Line Insurance — 0.6%

American International Group Inc.	4,178	162,190	(a)
Assurant Inc.	246	11,073
Genworth Financial Inc.	1,252	12,520	(a)
Hartford Financial Services Group Inc.	1,261	32,534
Loews Corp.	871	38,385
		256,702

Multi-Sector Holdings — 0.1%

Leucadia National Corp.	859	23,563

Multi-Utilities — 1.2%

Ameren Corp.	709	24,829
CenterPoint Energy Inc.	1,287	30,837
CMS Energy Corp.	744	20,787
Consolidated Edison Inc.	818	49,923
Dominion Resources Inc.	1,628	94,717
DTE Energy Co.	483	33,008
Integrys Energy Group Inc.	199	11,574
NiSource Inc.	914	26,816
PG&E Corp.	1,180	52,545
Public Service Enterprise Group Inc.	1,407	48,316
SCANA Corp.	377	19,287
Sempra Energy	620	49,563
TECO Energy Inc.	549	9,783
Wisconsin Energy Corp.	597	25,606
		497,591

Office Electronics — 0.1%

Xerox Corp.	3,577	30,763

Office REITs — 0.1%

Boston Properties Inc.	412	41,637

Office Services & Supplies — 0.0%*

Avery Dennison Corp.	270	11,629
Pitney Bowes Inc.	520	7,727
		19,356

Oil & Gas Drilling — 0.3%

Diamond Offshore Drilling Inc.	177	12,313
Ensco PLC	667	40,020
Helmerich & Payne Inc.	273	16,571
Nabors Industries Ltd.	734	11,906
Noble Corp.	748	28,537
Rowan Companies PLC	325	11,492	(a)
		120,839

Oil & Gas Equipment & Services — 1.5%

Baker Hughes Inc.	1,225	56,852

	Number of Shares	Fair Value

Cameron International Corp.	689	$44,923	(a)
FMC Technologies Inc.	698	37,964	(a)
Halliburton Co.	2,557	103,328
National Oilwell Varco Inc.	1,208	85,466
Schlumberger Ltd.	3,702	277,243
		605,776

Oil & Gas Exploration & Production — 2.4%

Anadarko Petroleum Corp.	1,420	124,179
Apache Corp.	1,106	85,339
Cabot Oil & Gas Corp.	634	42,865
Chesapeake Energy Corp.	1,437	29,329
ConocoPhillips	3,420	205,542
Denbury Resources Inc.	1,014	18,911	(a)
Devon Energy Corp.	1,051	59,297
EOG Resources Inc.	746	95,540
EQT Corp.	449	30,420
Marathon Oil Corp.	1,943	65,518
Newfield Exploration Co.	338	7,578	(a)
Noble Energy Inc.	492	56,905
Pioneer Natural Resources Co.	378	46,967
QEP Resources Inc.	451	14,360
Range Resources Corp.	448	36,305
Southwestern Energy Co.	991	36,924	(a)
WPX Energy Inc.	500	8,010	(a)
		963,989

Oil & Gas Refining & Marketing — 0.7%

Marathon Petroleum Corp.	976	87,450
Phillips 66	1,769	123,777
Tesoro Corp.	367	21,488
Valero Energy Corp.	1,525	69,373
		302,088

Oil & Gas Storage & Transportation — 0.5%

Kinder Morgan Inc.	1,818	70,320
Spectra Energy Corp.	1,819	55,934
The Williams Companies Inc.	1,903	71,287
		197,541

Packaged Foods & Meats — 1.7%

Campbell Soup Co.	466	21,138
ConAgra Foods Inc.	1,158	41,468
Dean Foods Co.	468	8,484	(a)
General Mills Inc.	1,782	87,870
HJ Heinz Co.	885	63,959
Hormel Foods Corp.	354	14,628
Kellogg Co.	696	44,843
Kraft Foods Group Inc.	1,632	84,097
McCormick & Company Inc.	385	28,317
Mead Johnson Nutrition Co.	564	43,682
Mondelez International Inc.	5,036	154,151
The Hershey Co.	431	37,726
The JM Smucker Co.	296	29,351
Tyson Foods Inc.	765	18,988
		678,702

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Paper Packaging — 0.1%

Bemis Company Inc.	269	$10,857
MeadWestvaco Corp.	517	18,767
Sealed Air Corp.	598	14,418
		44,042

Paper Products — 0.1%

International Paper Co.	1,223	56,967

Personal Products — 0.2%

Avon Products Inc.	1,260	26,120
The Estee Lauder Companies Inc.	659	42,196
		68,316

Pharmaceuticals — 5.8%

AbbVie Inc.	4,393	179,146
Actavis Inc.	362	33,344
Allergan Inc.	877	97,899
Bristol-Myers Squibb Co.	4,630	190,709
Eli Lilly & Co.	2,842	161,397	(h)
Forest Laboratories Inc.	748	28,453
Hospira Inc.	428	14,051	(a)
Johnson & Johnson	7,873	641,886	(h)
Merck & Company Inc.	8,545	377,945
Mylan Inc.	1,121	32,441	(a)
Perrigo Co.	262	31,107
Pfizer Inc.	20,252	584,473	(h)
		2,372,851

Property & Casualty Insurance — 2.3%

ACE Ltd.	932	82,920
Berkshire Hathaway Inc.	5,119	533,400	(a)
Cincinnati Financial Corp.	416	19,631
The Allstate Corp.	1,369	67,177
The Chubb Corp.	749	65,560
The Progressive Corp.	1,704	43,060
The Travelers Companies Inc.	1,081	91,010
XL Group PLC	784	23,755
		926,513

Publishing — 0.0%*

Gannett Company Inc.	614	13,428
The Washington Post Co.	13	5,811
		19,239

Railroads — 0.8%

CSX Corp.	2,836	69,851
Norfolk Southern Corp.	859	66,212
Union Pacific Corp.	1,326	188,835
		324,898

Real Estate Services — 0.1%

CBRE Group Inc.	951	24,013	(a)

Regional Banks — 0.9%

BB&T Corp.	1,944	61,022

	Number of Shares	Fair Value

Fifth Third Bancorp	2,573	$41,965
First Horizon National Corp.	672	7,177
Huntington Bancshares Inc.	2,204	16,287
KeyCorp	2,427	24,173
M&T Bank Corp.	355	36,622
PNC Financial Services Group Inc.	1,495	99,418
Regions Financial Corp.	4,001	32,768
SunTrust Banks Inc.	1,471	42,379
Zions Bancorporation	469	11,720
		373,531

Research & Consulting Services — 0.1%

Equifax Inc.	314	18,083
The Dun & Bradstreet Corp.	126	10,540
		28,623

Residential REITs — 0.3%

Apartment Investment & Management Co.	423	12,970
AvalonBay Communities Inc.	327	41,421
Equity Residential	915	50,380
		104,771

Restaurants — 1.3%

Chipotle Mexican Grill Inc.	87	28,351	(a)
Darden Restaurants Inc.	348	17,985
McDonald’s Corp.	2,827	281,824
Starbucks Corp.	2,112	120,299
Yum! Brands Inc.	1,249	89,853
		538,312

Retail REITs — 0.4%

Kimco Realty Corp.	1,230	27,552
Simon Property Group Inc.	876	138,898
		166,450

Security & Alarm Services — 0.2%

The ADT Corp.	690	33,769
Tyco International Ltd.	1,283	41,056
		74,825

Semiconductor Equipment — 0.3%

Applied Materials Inc.	3,365	45,360
KLA-Tencor Corp.	485	25,579
Lam Research Corp.	566	23,466	(a)
Teradyne Inc.	473	7,672	(a)
		102,077

Semiconductors — 1.7%

Advanced Micro Devices Inc.	1,474	3,758	(a)
Altera Corp.	941	33,377
Analog Devices Inc.	863	40,121
Broadcom Corp.	1,429	49,543
First Solar Inc.	139	3,747	(a)
Intel Corp.	14,001	305,921	(h)
Linear Technology Corp.	692	26,552
LSI Corp.	1,546	10,482	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Microchip Technology Inc.	572	$21,027
Micron Technology Inc.	2,677	26,716	(a)
NVIDIA Corp.	1,776	22,768
Texas Instruments Inc.	3,086	109,491
Xilinx Inc.	757	28,895
		682,398

Soft Drinks — 2.1%

Coca-Cola Enterprises Inc.	830	30,644
Dr Pepper Snapple Group Inc.	565	26,526
Monster Beverage Corp.	400	19,096	(a)
PepsiCo Inc.	4,350	344,128
The Coca-Cola Co.	10,839	438,329	(h)
		858,723

Specialized Consumer Services — 0.1%

H&R Block Inc.	779	22,919

Specialized Finance — 0.5%

CME Group Inc.	859	52,734
IntercontinentalExchange Inc.	210	34,245	(a)
Moody’s Corp.	506	26,979
NYSE Euronext	668	25,811
The McGraw-Hill Companies Inc.	809	42,133
The NASDAQ OMX Group Inc.	291	9,399
		191,301

Specialized REITs — 1.0%

American Tower Corp.	1,084	83,382
HCP Inc.	1,246	62,126
Healthcare REIT Inc.	712	48,352
Host Hotels & Resorts Inc.	1,984	34,700
Plum Creek Timber Company Inc.	413	21,558
Public Storage	397	60,471
Ventas Inc.	816	59,731
Weyerhaeuser Co.	1,507	47,289
		417,609

Specialty Chemicals — 0.4%

Ecolab Inc.	726	58,211
International Flavors & Fragrances Inc.	205	15,718
Sigma-Aldrich Corp.	350	27,188
The Sherwin-Williams Co.	251	42,391
		143,508

Specialty Stores — 0.2%

PetSmart Inc.	300	18,630
Staples Inc.	1,821	24,456
Tiffany & Co.	326	22,670
		65,756

Steel — 0.2%

Allegheny Technologies Inc.	271	8,594
Cliffs Natural Resources Inc.	369	7,015
Nucor Corp.	886	40,889
United States Steel Corp.	367	7,157
		63,655

	Number of Shares	Fair Value

Systems Software — 2.6%

BMC Software Inc.	452	$20,941
CA Inc.	969	24,390
Microsoft Corp.	21,244	607,791	(h)
Oracle Corp.	10,561	341,543
Red Hat Inc.	548	27,707	(a)
Symantec Corp.	1,929	47,608	(a)
		1,069,980

Thrifts & Mortgage Finance — 0.1%

Hudson City Bancorp Inc.	1,345	11,620
People’s United Financial Inc.	961	12,916
		24,536

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	623	7,856	(a)

Tobacco — 1.8%

Altria Group Inc.	5,718	196,642	(h)
Lorillard Inc.	1,095	44,184
Philip Morris International Inc.	4,691	434,902
Reynolds American Inc.	954	42,444
		718,172

Trading Companies & Distributors — 0.2%

Fastenal Co.	825	42,364
WW Grainger Inc.	171	38,471
		80,835

Trucking — 0.0%*

Ryder System Inc.	131	7,827

Wireless Telecommunication Services — 0.3%

Crown Castle International Corp.	802	55,852	(a)
MetroPCS Communications Inc.	978	10,661	(a)
Sprint Nextel Corp.	8,101	50,307	(a)
		116,820

Total Common Stock (Cost $30,024,185)		39,334,009

Short-Term Investments — 2.9%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $1,173,165)		1,173,165	(d,k)

Total Investments (Cost $31,197,350)		40,507,174

Other Assets and Liabilities, net — 0.3%		132,862

NET ASSETS — 100.0%		$40,640,036

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2013	16	$1,250,160	$22,679

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,113.40	2.21
Service Class	1,000.00	1,112.20	3.58
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.84	2.12
Service Class	1,000.00	1,021.54	3.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% for Investment Class shares and 0.67% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Large-Cap Core Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. The Fund invests in U.S. large-cap companies (meaning companies with a market capitalization of $8 billion or more) that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Fair Value of $86,881 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Johnson & Johnson	3.16%
Wells Fargo & Co.	2.76%
Microsoft Corp.	2.71%
Pfizer Inc.	2.65%
PepsiCo Inc.	2.50%
Chevron Corp.	2.42%
Cisco Systems Inc.	2.40%
Qualcomm Inc.	2.20%
Apple Inc.	2.16%
Time Warner Inc.	2.15%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

U.S. Large-Cap Core Equity Fund

	Number of Shares	Fair Value
Common Stock — 96.0%†

Advertising — 1.7%

Omnicom Group Inc.	24,415	$1,438,043
The Interpublic Group of Companies Inc.	6,228	81,151
		1,519,194

Aerospace & Defense — 3.1%

Honeywell International Inc.	21,175	1,595,536
The Boeing Co.	12,457	1,069,433
		2,664,969

Agricultural Products — 1.3%

Archer-Daniels-Midland Co.	33,010	1,113,428

Air Freight & Logistics — 1.9%

United Parcel Service Inc.	19,433	1,669,295

Asset Management & Custody Banks — 3.2%

Ameriprise Financial Inc.	18,434	1,357,664
Invesco Ltd.	47,833	1,385,244
		2,742,908

Automobile Manufacturers — 1.0%

Ford Motor Co.	67,265	884,535

Automotive Retail — 0.6%

AutoZone Inc.	1,246	494,376	(a)

Biotechnology — 1.2%

Amgen Inc.	10,338	1,059,748

Broadcasting — 0.7%

CBS Corp.	12,456	581,570

Cable & Satellite — 1.8%

Comcast Corp.	37,371	1,569,956

Commodity Chemicals — 0.9%

LyondellBasell Industries N.V.	11,709	741,063

Communications Equipment — 4.6%

Cisco Systems Inc.	99,652	2,083,724	(h)
Qualcomm Inc.	28,501	1,908,141
		3,991,865

Computer Hardware — 2.2%

Apple Inc.	4,235	1,874,538	(h)

	Number of Shares	Fair Value

Computer Storage & Peripherals — 1.1%

EMC Corp.	39,861	$952,279	(a)

Construction & Farm Machinery & Heavy Trucks — 2.3%

Cummins Inc.	4,983	577,081
Deere & Co.	16,318	1,403,022
		1,980,103

Consumer Finance — 2.0%

American Express Co.	25,909	1,747,821

Department Stores — 0.9%

Macy’s Inc.	18,685	781,780

Diversified Chemicals — 0.6%

PPG Industries Inc.	4,111	550,627

Diversified Financial Services — 5.0%

Citigroup Inc.	30,768	1,361,177
JPMorgan Chase & Co.	12,955	614,845
Wells Fargo & Co.	64,774	2,395,990
		4,372,012

Drug Retail — 1.3%

CVS Caremark Corp.	20,429	1,123,391

Electric Utilities — 1.0%

NextEra Energy Inc.	11,212	870,948

Electrical Components & Equipment — 0.7%

Eaton Corp PLC	9,966	610,417

General Merchandise Stores — 0.8%

Target Corp.	10,588	724,749

Healthcare Distributors — 0.9%

Cardinal Health Inc.	17,937	746,538

Healthcare Equipment — 3.7%

Covidien PLC	18,684	1,267,523
Medtronic Inc.	33,632	1,579,358
Stryker Corp.	5,231	341,271
		3,188,152

Healthcare Services — 0.2%

Express Scripts Holding Co.	3,363	193,877	(a)

Heavy Electrical Equipment — 0.6%

ABB Ltd. ADR	24,539	558,507

Home Improvement Retail — 0.7%

Lowe’s Companies Inc.	16,193	614,038

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Independent Power Producers & Energy Traders — 1.5%

AES Corp.	37,370	$469,741
Calpine Corp.	38,864	800,598	(a)
		1,270,339

Industrial Machinery — 0.5%

Dover Corp.	6,228	453,897

Integrated Oil & Gas — 5.7%

Chevron Corp.	17,688	2,101,688
Exxon Mobil Corp.	10,713	965,349	(h)
Hess Corp.	11,086	793,869
Occidental Petroleum Corp.	13,703	1,073,904
		4,934,810

Integrated Telecommunication Services — 0.4%

AT&T Inc.	9,965	365,616

Internet Software & Services — 1.7%

Google Inc.	1,892	1,502,305	(a)

IT Consulting & Other Services — 1.0%

International Business Machines Corp.	3,986	850,214	(h)

Life & Health Insurance — 0.8%

Prudential Financial Inc.	11,211	661,337

Life Sciences Tools & Services — 2.1%

Agilent Technologies Inc.	24,903	1,045,179
PerkinElmer Inc.	22,421	754,242
		1,799,421

Managed Healthcare — 0.7%

UnitedHealth Group Inc.	10,765	615,865

Movies & Entertainment — 2.3%

The Walt Disney Co.	3,108	176,534
Time Warner Inc.	32,387	1,866,139
		2,042,673

Multi-Line Insurance — 2.1%

American International Group Inc.	46,838	1,818,251	(a)

Oil & Gas Equipment & Services — 3.2%

Halliburton Co.	34,880	1,409,501
Schlumberger Ltd.	18,186	1,361,949
		2,771,450

Oil & Gas Exploration & Production — 3.5%

Anadarko Petroleum Corp.	19,059	1,666,709
Marathon Oil Corp.	41,106	1,386,095
		3,052,804

	Number of Shares	Fair Value

Packaged Foods & Meats — 2.0%

Mondelez International Inc.	56,926	$1,742,505

Pharmaceuticals — 6.6%

Johnson & Johnson	33,634	2,742,180
Novartis AG ADR	9,964	709,836
Pfizer Inc.	79,721	2,300,748
		5,752,764

Property & Casualty Insurance — 1.7%

ACE Ltd.	16,816	1,496,120

Railroads — 1.2%

CSX Corp.	42,850	1,055,395

Regional Banks — 1.7%

Regions Financial Corp.	180,619	1,479,270

Research & Consulting Services — 0.4%

Nielsen Holdings N.V.	10,837	388,181

Semiconductors — 1.7%

Altera Corp.	17,440	618,597
Analog Devices Inc.	9,343	434,356
Texas Instruments Inc.	12,456	441,939
		1,494,892

Soft Drinks — 4.0%

Coca-Cola Enterprises Inc.	34,879	1,287,733
PepsiCo Inc.	27,404	2,167,930
		3,455,663

Steel — 0.7%

Allegheny Technologies Inc.	19,308	612,257

Systems Software — 4.5%

Microsoft Corp.	82,213	2,352,114	(h)
Oracle Corp.	47,958	1,550,961	(h)
		3,903,075

Total Common Stock (Cost $70,573,817 )		83,441,788

Exchange Traded Funds — 1.6%
Financial Select Sector SPDR Fund	16,343	297,279	(n)
Industrial Select Sector SPDR Fund	27,804	1,160,261	(h,n)

Total Exchange Traded Funds (Cost $1,161,689)		1,457,540

Total Investments in Securities (Cost $71,735,506)		84,899,328

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Fair Value
Short-Term Investments — 2.3%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $1,982,047)	$1,982,047	(d,k)

Total Investments (Cost $73,717,553)	86,881,375

Other Assets and Liabilities, net — 0.1%	75,340

NET ASSETS — 100.0%	$86,956,715

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 EMini Index Futures	June 2013	19	$1,484,565	$16,390

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,080.40	1.97
Service Class	1,000.00	1,078.70	3.26
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.04	1.92
Service Class	1,000.00	1,021.79	3.18

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Premier Growth Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

as a % of Fair Value of $265,664 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Qualcomm Inc.	4.60%
Apple Inc.	4.30%
Covidien PLC	4.14%
Gilead Sciences Inc.	4.07%
Express Scripts Holding Co.	3.96%
eBay Inc.	3.92%
Dover Corp.	3.82%
Schlumberger Ltd.	3.78%
Visa Inc.	3.76%
Liberty Global Inc.	3.60%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value
Common Stock — 95.1%†

Air Freight & Logistics — 2.9%

United Parcel Service Inc.	89,789	$7,712,875

Application Software — 2.0%

Intuit Inc.	82,563	5,420,261

Asset Management & Custody Banks — 2.8%

State Street Corp.	125,911	7,440,081	(e)

Biotechnology — 5.9%

Amgen Inc.	46,444	4,760,975
Gilead Sciences Inc.	220,860	10,806,680
		15,567,655

Broadcasting — 3.0%

Discovery Communications Inc.	113,527	7,894,667	(a)

Cable & Satellite — 5.9%

Comcast Corp.	154,808	6,133,493
Liberty Global Inc.	139,328	9,562,080	(a)
		15,695,573

Casinos & Gaming — 1.6%

Las Vegas Sands Corp.	77,404	4,361,716

Communications Equipment — 5.8%

Cisco Systems Inc.	149,648	3,129,140
Qualcomm Inc.	182,674	12,230,024
		15,359,164

Computer Hardware — 4.3%

Apple Inc.	25,801	11,420,296	(h)

Computer Storage & Peripherals — 1.8%

EMC Corp.	201,254	4,807,958	(a)

Data Processing & Outsourced Services — 7.5%

Paychex Inc.	196,090	6,876,876
The Western Union Co.	196,089	2,949,179
Visa Inc.	58,828	9,991,347
		19,817,402

Fertilizers & Agricultural Chemicals — 3.3%

Monsanto Co.	82,565	8,721,341

Healthcare Equipment — 4.1%

Covidien PLC	162,033	10,992,319

	Number of Shares	Fair Value

Healthcare Services — 4.0%

Express Scripts Holding Co.	182,674	$10,531,156	(a)

Healthcare Supplies — 1.4%

DENTSPLY International Inc.	87,722	3,721,167

Home Improvement Retail — 3.4%

Lowe’s Companies Inc.	241,502	9,157,756

Industrial Machinery — 3.8%

Dover Corp.	139,328	10,154,225

Internet Retail — 1.4%

Amazon.com Inc.	14,449	3,850,514	(a)

Internet Software & Services — 7.8%

Baidu Inc. ADR	72,244	6,335,799	(a)
eBay Inc.	191,963	10,408,234	(a)
Google Inc.	5,160	4,097,194	(a)
		20,841,227

Investment Banking & Brokerage — 2.5%

The Charles Schwab Corp.	46,444	821,594
The Goldman Sachs Group Inc.	39,218	5,770,929
		6,592,523

Oil & Gas Equipment & Services — 3.8%

Schlumberger Ltd.	134,168	10,047,842

Oil & Gas Exploration & Production — 1.5%

Anadarko Petroleum Corp.	44,378	3,880,856

Soft Drinks — 3.4%

PepsiCo Inc.	114,558	9,062,683

Specialized Finance — 3.5%

CME Group Inc.	149,648	9,186,891

Specialized REITs — 2.2%

American Tower Corp.	77,404	5,953,916

Specialty Stores — 2.1%

Dick’s Sporting Goods Inc.	120,749	5,711,428

Systems Software — 3.4%

Microsoft Corp.	159,969	4,576,713
Oracle Corp.	134,169	4,339,026
		8,915,739

Total Common Stock (Cost $179,587,192)		252,819,231

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Fair Value
Short-Term Investments — 4.9%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $12,844,484)	$12,844,484	(d,k)

Total Investments (Cost $192,431,676)	265,663,715

Other Assets and Liabilities, net — 0.0%*	101,852

NET ASSETS — 100.0%	$265,765,567

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2013	51	$3,984,885	$42,655

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,160.90	4.74
Service Class	1,000.00	1,159.30	6.08
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,020.54	4.43
Service Class	1,000.00	1,019.30	5.69

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Small-Cap Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi- sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Fair Value of $1,113,984 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Sensient Technologies Corp.	1.20%
IDEX Corp.	1.07%
Genesee & Wyoming Inc.	0.93%
URS Corp.	0.90%
LKQ Corp.	0.89%
Smithfield Foods Inc.	0.88%
Chicago Bridge & Iron Company N.V.	0.87%
AGCO Corp.	0.86%
Trinity Industries Inc.	0.86%
Omega Healthcare Investors Inc. (REIT)	0.84%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 93.9%†

Advertising — 0.3%

Arbitron Inc.	56,505	$2,648,389
ReachLocal Inc.	37,400	559,504	(a)
		3,207,893

Aerospace & Defense — 1.2%

Esterline Technologies Corp.	69,012	5,224,208	(a)
Moog Inc.	13,991	641,208	(a)
Sypris Solutions Inc.	68,300	285,494
Teledyne Technologies Inc.	73,755	5,785,342	(a)
Triumph Group Inc.	12,172	955,502
		12,891,754

Agricultural Products — 0.9%

Darling International Inc.	485,295	8,715,898	(a)
Fresh Del Monte Produce Inc.	37,766	1,018,927
		9,734,825

Air Freight & Logistics — 0.5%

Hub Group Inc.	77,000	2,961,420	(a)
UTi Worldwide Inc.	151,000	2,186,480
		5,147,900

Apparel Retail — 1.0%

Aeropostale Inc.	237,131	3,224,982	(a)
American Eagle Outfitters Inc.	101,550	1,898,985
Express Inc.	47,484	845,690	(a)
Jos A Bank Clothiers Inc.	13,905	554,809
The Buckle Inc.	94,680	4,416,822
		10,941,288

Apparel, Accessories & Luxury Goods — 1.5%

Columbia Sportswear Co.	119,126	6,895,013
Iconix Brand Group Inc.	314,450	8,134,822	(a)
Maidenform Brands Inc.	37,189	651,923	(a)
Oxford Industries Inc.	10,440	554,364
		16,236,122

Application Software — 4.7%

ACI Worldwide Inc.	105,000	5,130,300	(a)
Advent Software Inc.	101,000	2,824,970	(a)
Aspen Technology Inc.	18,600	600,594	(a)
Blackbaud Inc.	205,005	6,074,298
Bottomline Technologies Inc.	151,000	4,305,010	(a)
Monotype Imaging Holdings Inc.	35,800	850,250
Netscout Systems Inc.	18,400	452,088	(a)
NICE Systems Ltd. ADR	99,500	3,664,585	(a)
PROS Holdings Inc.	75,500	2,051,335	(a)
PTC Inc.	284,035	7,240,052
QLIK Technologies Inc.	151,000	3,900,330	(a)

	Number of Shares	Fair Value

RealPage Inc.	205,300	$4,251,763	(a)
Seachange International Inc.	2,594	30,843	(a)
SolarWinds Inc.	9,800	579,180	(a)
Solera Holdings Inc.	37,628	2,194,841
SS&C Technologies Holdings Inc.	238,305	7,144,384	(a)
Verint Systems Inc.	14,700	537,285	(a)
		51,832,108

Asset Management & Custody Banks — 1.0%

Affiliated Managers Group Inc.	47,000	7,217,790	(a)
Cohen & Steers Inc.	15,027	542,024
Financial Engines Inc.	17,300	626,606
Virtus Investment Partners Inc.	3,900	726,492	(a)
Waddell & Reed Financial Inc.	38,000	1,663,640
		10,776,552

Auto Parts & Equipment — 0.4%

Dana Holding Corp.	67,101	1,196,411
Drew Industries Inc.	35,222	1,278,911
Modine Manufacturing Co.	68,537	623,687	(a)
Stoneridge Inc.	56,574	431,660	(a)
Tenneco Inc.	13,350	524,788	(a)
		4,055,457

Automobile Manufacturers — 0.7%

Thor Industries Inc.	185,362	6,819,468
Winnebago Industries Inc.	24,522	506,134	(a)
		7,325,602

Automotive Retail — 0.1%

America’s Car-Mart Inc.	14,582	681,563	(a)

Biotechnology — 1.0%

Cepheid Inc.	75,500	2,896,935
Cubist Pharmaceuticals Inc.	83,012	3,886,622	(a)
Emergent Biosolutions Inc.	29,300	409,614	(a)
Genomic Health Inc.	88,500	2,502,780	(a)
Myriad Genetics Inc.	18,700	474,980	(a)
PDL BioPharma Inc.	44,836	327,751
Pharmacyclics Inc.	5,800	466,378	(a)
Repligen Corp.	79,800	551,418	(a)
		11,516,478

Broadcasting — 0.1%

Nexstar Broadcasting Group Inc.	41,800	752,400

Building Products — 0.5%

AAON Inc.	24,340	671,541
AO Smith Corp.	7,400	544,418
Apogee Enterprises Inc.	27,612	799,367
Patrick Industries Inc.	34,700	546,872	(a)
PGT Inc.	137,600	945,311	(a)
Simpson Manufacturing Company Inc.	14,197	434,570
Trex Company Inc.	11,400	560,652	(a)
Universal Forest Products Inc.	34,354	1,367,633
		5,870,364

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Casinos & Gaming — 0.1%

WMS Industries Inc.	43,970	$1,108,484	(a)

Commercial Printing — 0.1%

Deluxe Corp.	14,600	604,440

Commodity Chemicals — 0.7%

Axiall Corp.	8,935	555,400
Koppers Holdings Inc.	165,925	7,297,382
		7,852,782

Communications Equipment — 0.6%

ADTRAN Inc.	72,993	1,434,313
Arris Group Inc.	93,121	1,598,888	(a)
InterDigital Inc.	10,700	511,781
NETGEAR Inc.	26,711	895,086	(a)
Plantronics Inc.	40,490	1,789,253
Ruckus Wireless Inc.	21,924	460,404	(a)
		6,689,725

Computer & Electronics Retail — 0.1%

Conn’s Inc.	16,300	585,170	(a)

Computer Hardware — 0.1%

Diebold Inc.	27,305	827,888

Computer Storage & Peripherals — 0.1%

Datalink Corp.	78,142	943,955	(a)
Synaptics Inc.	14,100	573,729	(a)
		1,517,684

Construction & Engineering — 2.5%

Argan Inc.	23,400	348,894
Chicago Bridge & Iron Company N.V.	155,775	9,673,627
Dycom Industries Inc.	22,100	435,149	(a)
Granite Construction Inc.	21,947	698,792
MasTec Inc.	19,600	571,340	(a)
Primoris Services Corp.	55,170	1,219,809
Quanta Services Inc.	175,895	5,027,079	(a)
URS Corp.	210,475	9,978,620
		27,953,310

Construction & Farm Machinery & Heavy Trucks — 2.0%

Accuride Corp.	19,258	103,801	(a)
AGCO Corp.	184,600	9,621,352
Astec Industries Inc.	45,290	1,581,980
Greenbrier Companies Inc.	58,363	1,325,424	(a)
Lindsay Corp.	5,417	477,671
Trinity Industries Inc.	211,400	9,582,762
		22,692,990

Construction Materials — 0.0%*

Eagle Materials Inc.	7,984	531,974

	Number of Shares	Fair Value

Consumer Electronics — 0.0%*

Zagg Inc.	62,000	$451,360	(a)

Data Processing & Outsourced Services — 2.4%

Broadridge Financial Solutions Inc.	321,775	7,992,891
Cardtronics Inc.	140,900	3,869,114	(a)
First American Financial Corp.	20,100	513,957
Global Cash Access Holdings Inc.	553,604	3,902,908	(a)
Heartland Payment Systems Inc.	14,900	491,253
Jack Henry & Associates Inc.	102,500	4,736,525
MAXIMUS Inc.	8,200	655,754
WEX Inc.	55,500	4,356,749	(a)
		26,519,151

Distributors — 0.9%

LKQ Corp.	455,500	9,911,680

Diversified Capital Markets — 0.0%*

HFF Inc. (REIT)	27,824	554,532

Diversified Metals & Mining — 0.4%

Compass Minerals International Inc.	54,565	4,305,178

Diversified REITs — 0.2%

Cousins Properties Inc.	46,040	492,168
Lexington Realty Trust	60,395	712,661
PS Business Parks Inc.	6,500	512,980
Washington Real Estate Investment Trust	22,194	617,881
		2,335,690

Diversified Support Services — 0.6%

Healthcare Services Group Inc.	196,775	5,043,343
UniFirst Corp.	13,755	1,244,827
		6,288,170

Education Services — 0.5%

Grand Canyon Education Inc.	20,600	523,034	(a)
K12 Inc.	119,700	2,885,967	(a)
Lincoln Educational Services Corp.	40,420	236,861
Strayer Education Inc.	31,500	1,523,970
		5,169,832

Electric Utilities — 0.9%

ALLETE Inc.	23,337	1,143,980
IDACORP Inc.	142,143	6,861,242
Otter Tail Corp.	18,500	576,090
Westar Energy Inc.	27,918	926,319
		9,507,631

Electrical Components & Equipment — 0.8%

Brady Corp.	76,000	2,548,280

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Encore Wire Corp.	18,265	$639,640
EnerSys Inc.	20,013	912,193	(a)
Generac Holdings Inc.	11,700	413,478
II-VI Inc.	43,840	747,034	(a)
LSI Industries Inc.	10,067	70,268
Polypore International Inc.	59,430	2,387,897	(a)
Regal-Beloit Corp.	10,678	870,898
		8,589,688

Electronic Components — 0.1%

InvenSense Inc.	34,422	367,627	(a)
Littelfuse Inc.	7,173	486,688
Power-One Inc.	21,774	90,362	(a)
		944,677

Electronic Equipment & Instruments — 0.8%

Badger Meter Inc.	10,300	551,256
FARO Technologies Inc.	51,500	2,234,585	(a)
MTS Systems Corp.	14,022	815,379
National Instruments Corp.	164,000	5,371,000
Rofin-Sinar Technologies Inc.	16,360	443,192	(a)
		9,415,412

Electronic Manufacturing Services — 0.6%

Measurement Specialties Inc.	113,590	4,517,474	(a)
Methode Electronics Inc.	75,765	975,853
Multi-Fineline Electronix Inc.	50,849	784,600	(a)
Plexus Corp.	38,147	927,354	(a)
		7,205,281

Environmental & Facilities Services — 0.3%

ABM Industries Inc.	125,500	2,791,120
Tetra Tech Inc.	27,909	850,945	(a)
		3,642,065

Fertilizers & Agricultural Chemicals — 0.0%*

American Vanguard Corp.	15,400	470,316

Food Distributors — 0.1%

Spartan Stores Inc.	61,545	1,080,115

Food Retail — 1.7%

Casey’s General Stores Inc.	82,300	4,798,090
Harris Teeter Supermarkets Inc.	176,500	7,538,315
Safeway Inc.	241,805	6,371,562
		18,707,967

Footwear — 1.1%

Deckers Outdoor Corp.	77,815	4,333,517	(a)
Wolverine World Wide Inc.	184,893	8,203,702
		12,537,219

Gas Utilities — 0.1%

South Jersey Industries Inc.	20,928	1,163,388

	Number of Shares	Fair Value

Healthcare Distributors — 0.7%

Owens & Minor Inc.	236,666	$7,705,845

Healthcare Equipment — 4.4%

Abaxis Inc.	11,000	520,520
Analogic Corp.	23,900	1,888,578
Cantel Medical Corp.	24,441	734,697
Cyberonics Inc.	9,300	435,333	(a)
Cynosure Inc.	16,400	429,188	(a)
Exactech Inc.	14,962	309,564	(a)
Globus Medical Inc.	36,449	535,071
Hill-Rom Holdings Inc.	243,184	8,564,941
Integra LifeSciences Holdings Corp.	150,900	5,886,609	(a)
Masimo Corp.	254,638	4,995,998
Natus Medical Inc.	22,949	308,435	(a)
NuVasive Inc.	229,700	4,894,907	(a)
Orthofix International N.V.	26,312	943,811	(a)
STERIS Corp.	141,500	5,887,815
Teleflex Inc.	68,500	5,788,935
Thoratec Corp.	93,935	3,522,563	(a)
Volcano Corp.	127,000	2,827,020	(a)
		48,473,985

Healthcare Facilities — 2.0%

Capital Senior Living Corp.	23,587	623,404
Emeritus Corp.	17,006	472,597	(a)
The Ensign Group Inc.	17,873	596,958
VCA Antech Inc.	151,000	3,546,990	(a)
Bio-Reference Labs Inc.	299,190	7,772,956	(a)
Chemed Corp.	6,529	522,189
MEDNAX Inc.	90,360	8,098,967	(a)
Team Health Holdings Inc.	15,800	574,804	(a)
The Providence Service Corp.	28,300	523,267	(a)
		22,732,132

Healthcare Supplies — 0.6%

Merit Medical Systems Inc.	32,338	396,464	(a)
West Pharmaceutical Services Inc.	103,900	6,747,266
		7,143,730

Healthcare Technology — 1.1%

Computer Programs & Systems Inc.	38,565	2,086,752
HMS Holdings Corp.	190,200	5,163,930	(a)
Medidata Solutions Inc.	30,000	1,739,400	(a)
Omnicell Inc.	30,000	566,400	(a)
Quality Systems Inc.	151,000	2,760,280
		12,316,762

Heavy Electrical Equipment — 0.1%

AZZ Inc.	13,400	645,880

Home Building — 0.0%*

The Ryland Group Inc.	13,700	570,194

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail — 0.5%

Aaron’s Inc.	178,729	$5,125,948

Home Furnishings — 0.0%*

Ethan Allen Interiors Inc.	5,748	189,224
Hooker Furniture Corp.	18,666	297,536
		486,760

Home Improvement Retail — 0.1%

Lumber Liquidators Holdings Inc.	8,000	561,760	(a)

Housewares & Specialties — 0.7%

Blyth Inc.	27,868	483,788
Jarden Corp.	173,558	7,436,939
		7,920,727

Human Resource & Employment Services — 0.1%

GP Strategies Corp.	27,000	644,220	(a)
WageWorks Inc.	23,293	583,024	(a)
		1,227,244

Industrial Conglomerates — 0.6%

Raven Industries Inc.	196,700	6,611,087

Industrial Machinery — 7.4%

Actuant Corp.	202,912	6,213,165
Altra Holdings Inc.	28,365	772,095
CLARCOR Inc.	142,098	7,443,093
Columbus McKinnon Corp.	35,068	675,059	(a)
EnPro Industries Inc.	137,193	7,020,166	(a)
ESCO Technologies Inc.	61,005	2,492,664
Harsco Corp.	56,620	1,402,477
IDEX Corp.	222,475	11,884,615
Kaydon Corp.	77,000	1,969,660
LB Foster Co.	14,736	652,657
Middleby Corp.	34,200	5,203,530	(a)
Mueller Industries Inc.	65,995	3,516,874
Nordson Corp.	66,500	4,385,675
Proto Labs Inc.	84,526	4,150,227	(a)
RBC Bearings Inc.	25,000	1,264,000	(a)
Timken Co.	132,550	7,499,679
Trimas Corp.	226,500	7,354,455	(a)
Woodward Inc.	200,975	7,990,767
		81,890,858

Industrial REITs — 0.1%

STAG Industrial Inc.	41,374	880,025

Internet Software & Services — 1.1%

Blucora Inc.	26,000	402,480	(a)
comScore Inc.	32,900	552,063	(a)
CoStar Group Inc.	12,500	1,368,250	(a)
Guidewire Software Inc.	101,000	3,882,440	(a)
IntraLinks Holdings Inc.	96,800	615,648	(a)
LogMeIn Inc.	102,000	1,960,440	(a,p)

	Number of Shares	Fair Value

Monster Worldwide Inc.	42,600	$215,982	(a)
NIC Inc.	100,085	1,917,629
The Active Network Inc.	169,165	708,801	(a)
XO Group Inc.	43,800	438,000	(a)
		12,061,733

Investment Banking & Brokerage — 1.0%

BGC Partners Inc.	75,961	315,998
Evercore Partners Inc.	16,300	678,080
Piper Jaffray Co.	32,683	1,121,027	(a)
Raymond James Financial Inc.	180,075	8,301,457
Stifel Financial Corp.	35,169	1,219,309	(a)
		11,635,871

IT Consulting & Other Services — 0.0%*

Unisys Corp.	20,600	468,650	(a)

Leisure Products — 0.5%

Arctic Cat Inc.	10,500	458,850	(a)
Brunswick Corp.	24,217	828,706
Polaris Industries Inc.	39,875	3,688,039
Smith & Wesson Holding Corp.	46,100	414,900	(a)
		5,390,495

Life & Health Insurance — 0.2%

American Equity Investment Life Holding Co.	84,460	1,257,609
StanCorp Financial Group Inc.	20,834	890,862
		2,148,471

Life Sciences Tools & Services — 2.3%

Bio-Rad Laboratories Inc.	51,500	6,489,000	(a)
Bruker Corp.	370,775	7,081,803	(a)
Cambrex Corp.	44,700	571,713	(a)
Charles River Laboratories International Inc.	12,983	574,757	(a)
ICON PLC	153,420	4,953,932	(a)
Luminex Corp.	176,500	2,915,780	(a)
PAREXEL International Corp.	14,600	576,846	(a)
Techne Corp.	40,000	2,714,000
		25,877,831

Managed Healthcare — 1.3%

Centene Corp.	185,600	8,173,824	(a)
Magellan Health Services Inc.	8,600	409,102	(a)
Molina Healthcare Inc.	179,125	5,529,589	(a)
		14,112,515

Marine — 0.0%*

Matson Inc.	20,497	504,226

Metal & Glass Containers — 0.9%

AEP Industries Inc.	10,198	732,318	(a)
Aptargroup Inc.	80,500	4,616,675
Silgan Holdings Inc.	102,500	4,843,125
		10,192,118

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Movies & Entertainment — 0.1%

Cinemark Holdings Inc.	20,000	$588,800

Multi-Line Insurance — 0.7%

HCC Insurance Holdings Inc.	171,815	7,221,384
Horace Mann Educators Corp.	24,155	503,632
		7,725,016

Multi-Utilities — 0.2%

Avista Corp.	29,831	817,369
Black Hills Corp.	22,671	998,431
		1,815,800

Office Electronics — 0.5%

Zebra Technologies Corp.	115,120	5,425,606	(a)

Office REITs — 1.3%

BioMed Realty Trust Inc.	380,455	8,217,828
Coresite Realty Corp.	141,209	4,939,491
Digital Realty Trust Inc.	19,630	1,313,443
		14,470,762

Office Services & Supplies — 0.5%

Herman Miller Inc.	103,555	2,865,367
Mine Safety Appliances Co.	10,551	523,541
West Corp.	138,000	2,648,220
		6,037,128

Oil & Gas Drilling — 0.4%

Pioneer Energy Services Corp.	477,480	3,939,210	(a)

Oil & Gas Equipment & Services — 2.9%

Basic Energy Services Inc.	24,600	336,282	(a)
Cal Dive International Inc.	104,038	187,268	(a)
CARBO Ceramics Inc.	89,750	8,173,533
Dril-Quip Inc.	48,300	4,210,311	(a)
Hornbeck Offshore Services Inc.	26,115	1,213,303	(a)
Key Energy Services Inc.	253,500	2,048,280	(a)
Lufkin Industries Inc.	101,000	6,705,390
Mitcham Industries Inc.	32,726	553,724	(a)
Natural Gas Services Group Inc.	18,542	357,119	(a)
Oil States International Inc.	65,500	5,342,835	(a)
TETRA Technologies Inc.	250,500	2,570,130	(a)
		31,698,175

Oil & Gas Exploration & Production — 2.6%

Approach Resources Inc.	201,500	4,958,915	(a)
Berry Petroleum Co.	23,183	1,073,141
Bill Barrett Corp.	59,930	1,214,781	(a)
Carrizo Oil & Gas Inc.	10,685	275,352	(a)
Gulfport Energy Corp.	16,785	769,257	(a)
Kodiak Oil & Gas Corp.	25,181	228,895	(a)
Newfield Exploration Co.	326,525	7,320,691	(a)
Northern Oil and Gas Inc.	176,500	2,538,070	(a)
PDC Energy Inc.	12,500	619,625	(a)

	Number of Shares	Fair Value

Resolute Energy Corp.	327,500	$3,769,525	(a)
Rosetta Resources Inc.	9,300	442,494	(a)
SM Energy Co.	93,545	5,539,735
W&T Offshore Inc.	25,000	355,000
		29,105,481

Oil & Gas Refining & Marketing — 0.3%

Alon USA Energy Inc.	40,400	769,620
Renewable Energy Group Inc.	83,100	639,039	(a)
Western Refining Inc.	44,896	1,589,766
		2,998,425

Packaged Foods & Meats — 3.2%

Lancaster Colony Corp.	76,000	5,852,000
Sanderson Farms Inc.	134,487	7,345,680
Smithfield Foods Inc.	371,585	9,839,571	(a)
Snyders-Lance Inc.	176,500	4,458,390
TreeHouse Foods Inc.	126,000	8,208,900	(a)
		35,704,541

Paper Packaging — 0.8%

Packaging Corporation of America	195,710	8,781,508

Paper Products — 0.1%

Buckeye Technologies Inc.	21,901	655,935

Personal Products — 0.6%

Elizabeth Arden Inc.	114,232	4,597,838	(a)
Medifast Inc.	21,895	501,833	(a)
Prestige Brands Holdings Inc.	21,800	560,042	(a)
Revlon Inc.	19,900	444,964	(a)
USANA Health Sciences Inc.	13,700	662,121	(a)
		6,766,798

Pharmaceuticals — 0.3%

Auxilium Pharmaceuticals Inc.	20,600	355,968	(a)
Jazz Pharmaceuticals PLC	9,400	525,554	(a)
Pozen Inc.	71,200	375,224	(a)
Questcor Pharmaceuticals Inc.	18,600	605,244
Santarus Inc.	42,000	727,860	(a)
Sciclone Pharmaceuticals Inc.	104,300	479,780	(a)
		3,069,630

Property & Casualty Insurance — 2.4%

Allied World Assurance Company Holdings AG	99,500	9,225,640
American Safety Insurance Holdings Ltd.	26,887	671,100	(a)
Amtrust Financial Services Inc.	97,500	3,378,375
Argo Group International Holdings Ltd.	116,363	4,815,101
Aspen Insurance Holdings Ltd.	139,500	5,381,910
The Navigators Group Inc.	62,500	3,671,875	(a)
		27,144,001

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Publishing — 1.0%

John Wiley & Sons Inc.	203,015	$7,909,464
Morningstar Inc.	50,500	3,530,960
		11,440,424

Railroads — 0.9%

Genesee & Wyoming Inc.	111,605	10,391,542	(a)

Regional Banks — 5.2%

Bank of the Ozarks Inc.	29,166	1,293,512
BankUnited Inc.	19,796	507,174
Banner Corp.	24,831	790,371
Bryn Mawr Bank Corp.	74,500	1,734,360
Camden National Corp.	10,109	334,406
Capital Bank Financial Corp.	26,177	449,197	(a)
Cardinal Financial Corp.	17,373	315,841
CoBiz Financial Inc.	29,020	234,482
Columbia Banking System Inc.	13,471	296,093
Community Bank System Inc.	93,200	2,761,516
Cullen Frost Bankers Inc.	68,280	4,269,548
East West Bancorp Inc.	46,241	1,187,006
First Horizon National Corp.	74,768	798,522
Fulton Financial Corp.	174,333	2,039,696
Glacier Bancorp Inc.	24,494	464,896
Great Southern Bancorp Inc.	12,816	312,582
Hancock Holding Co.	14,472	447,474
Home BancShares Inc.	27,597	1,039,579
Iberiabank Corp.	65,650	3,283,813
Independent Bank Corp.	53,500	1,743,565
Lakeland Financial Corp.	13,017	347,424
Old National Bancorp	30,178	414,947
PacWest Bancorp	31,769	924,796
Prosperity Bancshares Inc.	182,300	8,639,197
Southwest Bancorp Inc.	48,133	604,550	(a)
Sterling Bancorp	67,798	688,828
Sterling Financial Corp.	40,380	875,842
Susquehanna Bancshares Inc.	82,940	1,030,944
SVB Financial Group	73,123	5,187,346	(a)
TCF Financial Corp.	12,156	181,854
UMB Financial Corp.	177,000	8,685,390
Umpqua Holdings Corp.	44,385	588,545
Union First Market Bankshares Corp.	4,095	80,098
Washington Trust Bancorp Inc.	75,500	2,067,190
Westamerica Bancorporation	58,965	2,672,883
Wintrust Financial Corp.	14,599	540,747
		57,834,214

Reinsurance — 0.9%

Alterra Capital Holdings Ltd.	77,000	2,425,500
Endurance Specialty Holdings Ltd.	125,035	5,977,923
Maiden Holdings Ltd.	62,062	657,237
Platinum Underwriters Holdings Ltd.	19,754	1,102,471
		10,163,131

	Number of Shares	Fair Value

Research & Consulting Services — 0.5%

ICF International Inc.	13,610	$370,192	(a)
Mistras Group Inc.	101,000	2,445,210	(a)
Resources Connection Inc.	125,100	1,588,770
The Corporate Executive Board Co.	12,200	709,552
		5,113,724

Residential REITs — 0.3%

Associated Estates Realty Corp.	66,798	1,245,115
Colonial Properties Trust	45,064	1,018,897
Mid-America Apartment Communities Inc.	9,679	668,432
Sun Communities Inc.	10,200	503,166
		3,435,610

Restaurants — 0.8%

Cracker Barrel Old Country Store Inc.	87,340	7,061,439
Texas Roadhouse Inc.	106,670	2,153,667
		9,215,106

Retail REITs — 0.1%

Inland Real Estate Corp.	39,332	396,860
Ramco-Gershenson Properties Trust	55,285	928,788
		1,325,648

Security & Alarm Services — 0.7%

The Brink’s Co.	276,100	7,802,586

Semiconductor Equipment — 0.5%

Cabot Microelectronics Corp.	13,800	479,550	(a)
MKS Instruments Inc.	17,177	467,214
Rudolph Technologies Inc.	413,325	4,868,968	(a)
		5,815,732

Semiconductors — 1.5%

Diodes Inc.	34,790	729,894	(a)
Fairchild Semiconductor International Inc.	57,214	809,006	(a)
First Solar Inc.	17,400	469,104	(a)
Microsemi Corp.	302,192	7,001,789	(a)
RF Micro Devices Inc.	131,910	701,761	(a)
Semtech Corp.	164,005	5,804,137	(a)
Silicon Laboratories Inc.	12,900	533,544	(a)
TriQuint Semiconductor Inc.	124,553	628,993	(a)
Volterra Semiconductor Corp.	29,700	421,740	(a)
		17,099,968

Specialized Consumer Services — 0.1%

Matthews International Corp.	20,990	732,341

Specialized Finance — 0.2%

MarketAxess Holdings Inc.	51,000	1,902,300

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

NewStar Financial Inc.	38,706	$512,080	(a)
		2,414,380

Specialized REITs — 1.7%

Aviv REIT Inc.	18,270	439,576	(a)
FelCor Lodging Trust Inc.	104,900	624,155	(a)
Hersha Hospitality Trust	165,724	967,828
National Health Investors Inc.	10,747	703,391
Omega Healthcare Investors Inc.	309,505	9,396,572
Ryman Hospitality Properties	11,504	526,308
Sabra Healthcare REIT Inc.	157,785	4,577,343
Summit Hotel Properties Inc.	112,107	1,173,760
		18,408,933

Specialty Chemicals — 1.8%

Flotek Industries Inc.	90,897	1,486,166	(a)
GSE Holding Inc.	18,826	155,503
HB Fuller Co.	43,953	1,717,683
OM Group Inc.	29,469	691,932	(a)
PolyOne Corp.	54,380	1,327,416
Sensient Technologies Corp.	342,454	13,386,527
Stepan Co.	25,790	1,627,349
		20,392,576

Steel — 0.5%

Commercial Metals Co.	279,625	4,432,056
Schnitzer Steel Industries Inc.	33,158	883,992
		5,316,048

Systems Software — 0.6%

AVG Technologies N.V.	30,649	426,634	(a)
CommVault Systems Inc.	6,900	565,662	(a)
Infoblox Inc.	23,940	519,498
MICROS Systems Inc.	112,245	5,108,270	(a)
Sourcefire Inc.	9,700	574,531	(a)
		7,194,595

Technology Distributors — 0.1%

ScanSource Inc.	22,129	624,480	(a)
Tech Data Corp.	19,211	876,214	(a)
		1,500,694

Thrifts & Mortgage Finance — 0.1%

Nationstar Mortgage Holdings Inc.	13,231	488,224	(a)
Ocwen Financial Corp.	12,500	474,000	(a)
Washington Federal Inc.	24,689	432,057
		1,394,281

	Number of Shares	Fair Value

Tires & Rubber — 0.1%

Cooper Tire & Rubber Co.	63,392	$1,626,639

Trading Companies & Distributors — 0.8%

Applied Industrial Technologies Inc.	201,122	9,050,491

Trucking — 1.1%

Landstar System Inc.	51,000	2,911,590
Marten Transport Ltd.	36,409	732,913
Old Dominion Freight Line Inc.	207,725	7,935,095
Swift Transportation Co.	35,508	503,503	(a)
		12,083,101

Water Utilities — 0.1%

American States Water Co.	10,400	598,728

Total Common Stock (Cost $820,846,620)		1,043,096,260

Short-Term Investments — 6.4%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $70,887,251)		70,887,251	(d,k)

Total Investments (Cost $891,733,871)		1,113,983,511

Liabilities in Excess of Other Assets, net — (0.3)%		(3,419,754)

NET ASSETS — 100.0%		$1,110,563,757

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2013	219	$20,780,910	$225,685

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactions costs, such as sales charges or redemption fees, if any. Redemption fees are currently suspended for this Fund, but may be reinstated at any time. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,097.10	2.93
Service Class	1,000.00	1,095.60	4.23
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.14	2.82
Service Class	1,000.00	1,020.89	4.08

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% for Investment Class shares and 0.81% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

International Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the United States.

Sector Allocation

as a % of Fair Value of $1,972,504 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Toyota Motor Corp.	3.03%
Nestle S.A.	2.51%
HSBC Holdings PLC	2.42%
Linde AG	2.38%
AIA Group Ltd.	2.32%
Diageo PLC	2.23%
SAP AG	2.15%
Bridgestone Corp.	2.01%
Safran S.A.	2.00%
Roche Holding AG	1.88%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

International Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

GE Institutional International Equity

	Number of Shares	Fair Value
Common Stock — 93.9%†

Australia — 2.2%

Brambles Ltd.	2,620,630	$23,141,198
CSL Ltd.	335,219	20,699,844
		43,841,042

Belgium — 1.0%

Anheuser-Busch InBev N.V.	200,008	19,840,127

Canada — 1.2%

Cenovus Energy Inc.	273,524	8,469,969
Potash Corporation of Saskatchewan Inc.	372,101	14,613,740
		23,083,709

China — 1.0%

Baidu Inc. ADR	212,493	18,635,636	(a,h)

France — 9.1%

AXA S.A.	1,035,694	17,834,413
BNP Paribas S.A.	608,165	31,269,006	(h)
Cap Gemini S.A.	181,938	8,293,739
Cie Generale d’Optique Essilor International S.A.	227,403	25,331,696
European Aeronautic Defence and Space Company N.V.	121,395	6,188,564
LVMH Moet Hennessy Louis Vuitton S.A.	99,001	17,022,320
Safran S.A.	882,023	39,408,994
Schneider Electric S.A.	66,193	4,844,908
Total S.A.	240,295	11,526,357
Vallourec S.A.	355,802	17,133,190
		178,853,187

Germany — 10.2%

Bayer AG	226,691	23,424,314
Deutsche Bank AG	476,691	18,617,586
Fresenius SE & Company KGaA	203,627	25,177,647
HeidelbergCement AG	447,751	32,232,074
Linde AG	251,743	46,889,298
SAP AG	527,346	42,322,788
Siemens AG	108,137	11,668,292
		200,331,999

Hong Kong — 2.3%

AIA Group Ltd.	10,501,221	45,859,518

India — 0.8%

ICICI Bank Ltd.	506,817	9,792,711
Power Grid Corporation of India Ltd.	2,893,068	5,629,106
		15,421,817

	Number of Shares	Fair Value

Italy — 2.3%

Eni S.p.A.	450,392	$10,138,441
Intesa Sanpaolo S.p.A.	4,515,747	6,622,078
Luxottica Group S.p.A.	567,363	28,493,606
		45,254,125

Japan — 20.6%

Astellas Pharma Inc.	361,800	19,471,474
Bridgestone Corp.	1,182,100	39,604,500
Daito Trust Construction Company Ltd.	124,700	10,690,087
FANUC Corp.	142,700	21,840,598
JGC Corp.	391,872	10,028,122
Kubota Corp.	1,570,000	22,676,665
Mitsubishi Estate Company Ltd.	1,161,000	32,735,705
Mitsubishi Heavy Industries Ltd.	2,048,000	11,806,169
Mitsubishi UFJ Financial Group Inc.	5,733,400	34,393,082
Mitsui & Company Ltd.	579,500	8,123,602
Murata Manufacturing Company Ltd.	99,700	7,507,722
Softbank Corp.	786,389	36,132,742
Sony Financial Holdings Inc.	713,600	10,625,824
The Bank of Yokohama Ltd.	2,724,452	15,763,687
Tokio Marine Holdings Inc.	1,073,200	30,865,059
Toyota Motor Corp.	1,163,981	59,734,188
Unicharm Corp.	598,765	34,198,767
		406,197,993

Netherlands — 2.1%

ING Groep N.V.	3,234,335	22,996,308	(a)
Unilever N.V.	451,220	18,515,087
		41,511,395

Norway — 1.2%

Subsea 7 S.A.	1,044,614	24,447,461

South Korea — 1.6%

Samsung Electronics Company Ltd.	22,897	31,075,382

Sweden — 5.1%

Alfa Laval AB	636,238	14,687,684
Assa Abloy AB	512,237	20,963,745
Hexagon AB	660,185	18,022,583
Svenska Cellulosa AB	626,638	16,191,200
Telefonaktiebolaget LM Ericsson	2,393,425	29,890,204
		99,755,416

Switzerland — 8.6%

Nestle S.A.	683,263	49,533,772
Novartis AG	206,058	14,677,240
Roche Holding AG	158,753	37,049,911
Syngenta AG	76,905	32,160,495
The Swatch Group AG	26,244	15,298,261
Zurich Insurance Group AG	76,864	21,445,133
		170,164,812

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Taiwan — 1.7%

Taiwan Semiconductor Manufacturing Company Ltd.	9,788,548	$32,734,882
Taiwan Semiconductor Manufacturing Company Ltd. ADR	35,128	603,851
		33,338,733

Thailand — 0.3%

Bangkok Bank PCL	755,300	5,725,682

United Kingdom — 22.6%

Aggreko PLC	424,317	11,481,505
Barclays PLC	6,918,003	30,584,278
BG Group PLC	782,731	13,418,599
BHP Billiton PLC	917,874	26,690,244	(h)
Capita PLC	1,502,151	20,505,671
Diageo PLC	1,398,409	44,060,863
Experian PLC	702,479	12,160,149
GlaxoSmithKline PLC	1,284,404	30,005,429
HSBC Holdings PLC	4,470,681	47,689,274
Intertek Group PLC	169,978	8,757,442
National Grid PLC	2,221,075	25,800,336
Prudential PLC	2,006,158	32,442,583
Rio Tinto PLC	510,508	23,914,341
Royal Dutch Shell PLC	932,562	30,147,692
Standard Chartered PLC	1,301,803	33,673,488
Vodafone Group PLC	9,951,127	28,195,812
WPP PLC	1,611,748	25,672,805
		445,200,511

Total Common Stock (Cost $1,580,819,189)		1,848,538,545

Preferred Stock — 1.3%

Germany — 1.3%
Volkswagen AG (Cost $22,300,260)	126,253	25,128,814

Total Investments in Securities (Cost $1,603,119,449)		1,873,667,359

	Fair Value
Short-Term Investments — 5.0%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $98,837,085)	$98,837,085	(d,k)

Total Investments (Cost $1,701,956,534)	1,972,504,444

Liabilities in Excess of Other Assets, net — (0.2)%	(3,283,586)

NET ASSETS — 100.0%	$1,969,220,858

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2013	287	$9,412,422	$(351,026)
FTSE 100 Index Futures	June 2013	234	22,566,212	(261,878)
Topix Index Futures	June 2013	145	16,016,007	515,545

				$(97,359)

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2013 (Unaudited)

The Fund was invested in the following sectors at March 31, 2013:

Sector	Percentage (based on Fair Value)
Diversified Financial Services	7.37%
Pharmaceuticals	6.32%
Life & Health Insurance	4.51%
Automobile Manufacturers	4.30%
Diversified Banks	3.92%
Integrated Oil & Gas	3.74%
Packaged Foods & Meats	3.45%
Industrial Machinery	3.32%
Semiconductors	3.27%
Wireless Telecommunication Services	3.26%
Apparel, Accessories & Luxury Goods	3.08%
Diversified Metals & Mining	2.57%
Household Products	2.55%
Industrial Gases	2.38%
Fertilizers & Agricultural Chemicals	2.37%
Aerospace & Defense	2.31%
Distillers & Vintners	2.23%
Diversified Real Estate Activities	2.20%
Application Software	2.15%
Tires & Rubber	2.01%
Multi-Line Insurance	1.99%
Diversified Support Services	1.76%
Construction Materials	1.63%
Property & Casualty Insurance	1.56%
Communications Equipment	1.52%
Multi-Utilities	1.31%

Advertising	1.30%
Healthcare Supplies	1.28%
Healthcare Services	1.28%
Oil & Gas Equipment & Services	1.24%
Construction & Farm Machinery & Heavy Trucks	1.15%
Building Products	1.06%
Research & Consulting Services	1.06%
Biotechnology	1.05%
Human Resource & Employment Services	1.04%
Brewers	1.01%
Internet Software & Services	0.94%
Diversified Capital Markets	0.94%
Electronic Equipment & Instruments	0.91%
Regional Banks	0.80%
Industrial Conglomerates	0.59%
Construction & Engineering	0.51%
IT Consulting & Other Services	0.42%
Trading Companies & Distributors	0.41%
Electronic Components	0.38%
Electric Utilities	0.29%
Electrical Components & Equipment	0.25%

94.99%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	5.01%

5.01%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,065.00	1.75
Service Class	1,000.00	1,062.90	3.03
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.24	1.72
Service Class	1,000.00	1,021.99	2.97

*	Expenses are equal to the Fund’s annualized expense ratio of 0.34% for Investment Class shares and 0.59% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Strategic Investment Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum total return. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objective.

Sector Allocation

as a % of Fair Value of $836,147 (in thousands) on March 31, 2013 (a)(b)

Top Ten Largest Holdings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Vanguard MSCI Emerging Markets Fund	2.17%
U.S. Treasury Notes 0.22%, 10/31/14 - 12/31/14	1.89%
U.S. Treasury Notes 0.54%, 02/28/17	1.73%
Qualcomm Inc.	1.23%
Apple Inc.	1.16%
Federal National Mortgage Assoc. 3.00%, TBA	1.14%
Federal National Mortgage Assoc. 4.50%, TBA	1.12%
PepsiCo Inc.	1.10%
Federal National Mortgage Assoc. 6.00%, TBA	0.96%
Microsoft Corp.	0.95%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Strategic Investment Fund

	Number of Shares	Fair Value
Domestic Equity — 38.3%†

Advertising — 0.3%

Omnicom Group Inc.	35,462	$2,088,712
The Interpublic Group of Companies Inc.	9,044	117,843
		2,206,555

Aerospace & Defense — 0.8%

Honeywell International Inc.	57,854	4,359,299
The Boeing Co.	18,088	1,552,855
		5,912,154

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	56,461	1,904,430

Air Freight & Logistics — 0.9%

United Parcel Service Inc.	84,289	7,240,425

Application Software — 0.3%

Intuit Inc.	33,558	2,203,083

Asset Management & Custody Banks — 1.3%

Ameriprise Financial Inc.	44,205	3,255,698
Franklin Resources Inc.	3,592	541,710
Invesco Ltd.	121,523	3,519,306
State Street Corp.	51,508	3,043,608	(e)
		10,360,322

Automobile Manufacturers — 0.2%

Ford Motor Co.	97,646	1,284,045

Automotive Retail — 0.1%

AutoZone Inc.	1,809	717,757	(a)

Biotechnology — 1.0%

Amgen Inc.	33,723	3,456,944	(h)
Gilead Sciences Inc.	90,368	4,421,706
		7,878,650

Broadcasting — 0.5%

CBS Corp.	18,181	848,871
Discovery Communications Inc.	46,343	3,222,692	(a)
		4,071,563

Cable & Satellite — 1.1%

Comcast Corp.††	54,275	2,280,093
Comcast Corp.††	63,117	2,500,696
Liberty Global Inc.	56,980	3,910,537	(a)
		8,691,326

	Number of Shares	Fair Value

Casinos & Gaming — 0.2%

Las Vegas Sands Corp.	31,614	$1,781,449

Commodity Chemicals — 0.3%

LyondellBasell Industries N.V.	31,481	1,992,433

Communications Equipment — 2.1%

Cisco Systems Inc.	319,098	6,672,339	(h)
Qualcomm Inc.	153,849	10,300,191
		16,972,530

Computer Hardware — 1.2%

Apple Inc.	21,854	9,673,236

Computer Storage & Peripherals — 0.4%

EMC Corp.	139,934	3,343,023	(a)

Construction & Farm Machinery & Heavy Trucks — 0.5%

Cummins Inc.	7,235	837,885
Deere & Co.	31,658	2,721,955
		3,559,840

Consumer Finance — 0.5%

American Express Co.	52,340	3,530,856

Data Processing & Outsourced Services — 1.1%

Paychex Inc.	99,396	3,485,818
The Western Union Co.	79,911	1,201,861
Visa Inc.	23,935	4,065,120
		8,752,799

Department Stores — 0.1%

Macy’s Inc.	27,321	1,143,111

Distributors — 0.1%

Genuine Parts Co.	11,660	909,480

Diversified Chemicals — 0.3%

EI du Pont de Nemours & Co.	11,583	569,420
PPG Industries Inc.	10,494	1,405,566
		1,974,986

Diversified Financial Services — 1.5%

Citigroup Inc.	70,929	3,137,899
JPMorgan Chase & Co.	62,264	2,955,050
Wells Fargo & Co.	158,811	5,874,419
		11,967,368

Drug Retail — 0.2%

CVS Caremark Corp.	29,665	1,631,278

Electric Utilities — 0.3%

NextEra Energy Inc.	16,279	1,264,553
The Southern Co.	28,377	1,331,449
		2,596,002

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Electrical Components & Equipment — 0.3%

Eaton Corp PLC	40,600	$2,486,750

Fertilizers & Agricultural Chemicals — 0.5%

Monsanto Co.	33,497	3,538,288

General Merchandise Stores — 0.1%

Target Corp.	15,249	1,043,794

Healthcare Distributors — 0.1%

Cardinal Health Inc.	26,046	1,084,035

Healthcare Equipment — 1.3%

Covidien PLC	112,906	7,659,543
Medtronic Inc.	48,905	2,296,579
Stryker Corp.	7,597	495,628
		10,451,750

Healthcare Services — 0.6%

Express Scripts Holding Co.	79,316	4,572,568	(a)

Healthcare Supplies — 0.2%

DENTSPLY International Inc.	35,767	1,517,236

Home Building — 0.0%*

MDC Holdings Inc.	7,963	291,844

Home Improvement Retail — 0.9%

Lowe’s Companies Inc.	145,172	5,504,923
The Home Depot Inc.	18,822	1,313,399
		6,818,322

Household Products — 0.4%

Kimberly-Clark Corp.	15,088	1,478,322
The Clorox Co.	20,125	1,781,666
		3,259,988

Independent Power Producers & Energy Traders — 0.2%

AES Corp.	54,509	685,178
Calpine Corp.	56,414	1,162,128	(a)
		1,847,306

Industrial Gases — 0.1%

Praxair Inc.	9,013	1,005,310

Industrial Machinery — 0.6%

Dover Corp.	65,789	4,794,703

Integrated Oil & Gas — 1.3%

Chevron Corp.	49,495	5,880,996
Exxon Mobil Corp.	15,410	1,388,595	(h)
Hess Corp.	16,424	1,176,123
Occidental Petroleum Corp.	26,958	2,112,698
		10,558,412

	Number of Shares	Fair Value

Integrated Telecommunication Services — 0.5%

AT&T Inc.	63,336	$2,323,798
Verizon Communications Inc.	27,641	1,358,555
		3,682,353

Internet Retail — 0.2%

Amazon.com Inc.	5,728	1,526,455	(a)

Internet Software & Services — 1.0%

eBay Inc.	78,432	4,252,583	(a)
Google Inc.	4,854	3,854,222	(a)
		8,106,805

Investment Banking & Brokerage — 0.3%

The Charles Schwab Corp.	18,936	334,978
The Goldman Sachs Group Inc.	16,096	2,368,526
		2,703,504

IT Consulting & Other Services — 0.5%

International Business Machines Corp.	18,667	3,981,671	(h)

Life & Health Insurance — 0.2%

Prudential Financial Inc.	27,275	1,608,952

Life Sciences Tools & Services — 0.3%

Agilent Technologies Inc.	36,241	1,521,035
PerkinElmer Inc.	32,556	1,095,184
		2,616,219

Managed Healthcare — 0.1%

UnitedHealth Group Inc.	15,631	894,250

Movies & Entertainment — 0.5%

The Walt Disney Co.	4,312	244,922
Time Warner Inc.	66,677	3,841,929
		4,086,851

Multi-Line Insurance — 0.3%

American International Group Inc.	67,801	2,632,035	(a)

Multi-Utilities — 0.2%

Dominion Resources Inc.	23,566	1,371,070

Oil & Gas Equipment & Services — 1.2%

Halliburton Co.	50,646	2,046,605
Schlumberger Ltd.	94,869	7,104,739	(h)
		9,151,344

Oil & Gas Exploration & Production — 0.8%

Anadarko Petroleum Corp.	46,087	4,030,308
Marathon Oil Corp.	78,514	2,647,493
		6,677,801

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Packaged Foods & Meats — 0.6%

Kraft Foods Group Inc.	15,567	$802,168
Mondelez International Inc.	129,399	3,960,904
		4,763,072

Pharmaceuticals — 2.1%

Bristol-Myers Squibb Co.	51,832	2,134,960
Johnson & Johnson	91,453	7,456,163
Merck & Company Inc.	21,717	960,543
Pfizer Inc.	220,176	6,354,279
		16,905,945

Property & Casualty Insurance — 0.6%

ACE Ltd.	36,695	3,264,754
The Travelers Companies Inc.	14,478	1,218,903
		4,483,657

Railroads — 0.4%

CSX Corp.	62,222	1,532,528
Union Pacific Corp.	11,315	1,611,369
		3,143,897

Regional Banks — 0.3%

Regions Financial Corp.	262,244	2,147,778

Research & Consulting Services — 0.1%

Nielsen Holdings N.V.	15,594	558,577

Restaurants — 0.3%

Darden Restaurants Inc.	17,374	897,888
McDonald’s Corp.	13,292	1,325,078
		2,222,966

Retail REITs — 0.1%

Simon Property Group Inc.	6,646	1,053,790

Semiconductors — 0.6%

Altera Corp.	25,433	902,109
Analog Devices Inc.	13,676	635,797
Intel Corp.	53,569	1,170,483	(h)
Microchip Technology Inc.	20,993	771,703
Texas Instruments Inc.	38,923	1,380,988
		4,861,080

Soft Drinks — 1.4%

Coca-Cola Enterprises Inc.	50,626	1,869,112
PepsiCo Inc.	116,565	9,221,457	(h)
		11,090,569

Specialized Finance — 0.7%

CME Group Inc.	83,975	5,155,225

Specialized REITs — 0.6%

American Tower Corp.	31,509	2,423,672
HCP Inc.	18,104	902,665

	Number of Shares	Fair Value

Public Storage	2,172	$330,839
Rayonier Inc.	12,933	771,712
		4,428,888

Specialty Stores — 0.3%

Dick’s Sporting Goods Inc.	49,234	2,328,768

Steel — 0.1%

Allegheny Technologies Inc.	27,884	884,202

Systems Software — 1.5%

Microsoft Corp.	278,252	7,960,789	(h)
Oracle Corp.	124,177	4,015,885
		11,976,674

Tobacco — 0.3%

Altria Group Inc.	18,098	622,390
Philip Morris International Inc.	20,042	1,858,094
		2,480,484

Water Utilities — 0.1%

American Water Works Company Inc.	15,807	655,042

Total Domestic Equity (Cost $245,717,315)		303,748,931

Foreign Equity — 19.2%

Common Stock — 18.8%

Advertising — 0.2%

WPP PLC	112,695	1,795,068

Aerospace & Defense — 0.4%

European Aeronautic Defence and Space Company N.V.	8,060	410,889
Safran S.A.	61,671	2,755,475
		3,166,364

Apparel Retail — 0.0%*

Belle International Holdings Ltd.	39,149	65,260

Apparel, Accessories & Luxury Goods — 0.5%

Luxottica Group S.p.A.	39,670	1,992,272
LVMH Moet Hennessy Louis Vuitton S.A.	6,922	1,190,175
The Swatch Group AG	1,835	1,069,666
		4,252,113

Application Software — 0.4%

SAP AG	36,873	2,959,287

Auto Parts & Equipment — 0.0%*

Hyundai Mobis	340	95,039

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Automobile Manufacturers — 0.6%

Astra International Tbk PT	236,000	$191,860
Brilliance China Automotive Holdings Ltd.	56,972	66,934	(a)
Great Wall Motor Company Ltd.	34,679	117,716
Hyundai Motor Co.	732	147,045
Toyota Motor Corp.	81,380	4,176,330
		4,699,885

Biotechnology — 0.2%

CSL Ltd.	23,439	1,447,363

Brewers — 0.2%

Anheuser-Busch InBev N.V.	13,985	1,387,265

Building Products — 0.2%

Assa Abloy AB	35,815	1,465,760

Casinos & Gaming — 0.0%*

Genting Bhd	46,699	151,415
Sands China Ltd.	21,604	112,019
		263,434

Commodity Chemicals — 0.0%*

LG Chem Ltd.	352	83,840

Communications Equipment — 0.3%

Telefonaktiebolaget LM Ericsson	167,349	2,089,932

Construction & Engineering — 0.1%

China State Construction International Holdings Ltd.	142,340	194,734
Doosan Heavy Industries & Construction Company Ltd.	1,099	44,351
JGC Corp.	26,993	690,759
		929,844

Construction & Farm Machinery & Heavy Trucks — 0.2%

Iochpe-Maxion S.A.	7,029	92,553
Kubota Corp.	110,000	1,588,811
		1,681,364

Construction Materials — 0.3%

HeidelbergCement AG	31,307	2,253,685

Department Stores — 0.0%*

Matahari Department Store Tbk PT	50,976	57,704	(a)

Distillers & Vintners — 0.5%

Diageo PLC	97,776	3,080,712
Diageo PLC ADR	8,832	1,111,419
		4,192,131

	Number of Shares	Fair Value

Diversified Banks — 0.8%

Bangkok Bank PCL	64,600	$489,712
Bank Mandiri Persero Tbk PT	57,000	58,657
Barclays PLC	483,687	2,138,365
China Merchants Bank Company Ltd.	54,352	115,108
Intesa Sanpaolo S.p.A.	315,753	463,033
Kasikornbank PCL	20,700	147,024
Mitsubishi UFJ Financial Group Inc.	401,100	2,406,088
Sberbank of Russia ADR	12,604	160,701
Sberbank of Russia GDR	1,903	24,396	(a,b)
		6,003,084

Diversified Capital Markets — 0.2%

Deutsche Bank AG	33,499	1,308,333

Diversified Financial Services — 1.5%

African Bank Investments Ltd.	16,547	54,631
Banco Santander Chile ADR	5,756	163,873
Bank of China Ltd.	330,085	153,080
Bank Rakyat Indonesia Persero Tbk PT	63,292	56,989
BNP Paribas S.A.	42,523	2,186,334
Credicorp Ltd.	671	111,420
Grupo Financiero Banorte SAB de C.V.	15,130	121,404
Grupo Financiero Santander Mexico SAB de C.V. ADR	5,870	90,574	(a)
HSBC Holdings PLC	313,634	3,345,570
ICICI Bank Ltd.	41,181	795,699
Industrial & Commercial Bank of China Ltd.	462,245	323,937
ING Groep N.V.	226,149	1,607,932	(a)
Malayan Banking Bhd	32,595	98,948
Metropolitan Bank & Trust	87,097	249,702
Shinhan Financial Group Company Ltd.	2,980	106,735
Standard Chartered PLC	91,023	2,354,474
Turkiye Halk Bankasi AS	19,739	211,080
		12,032,382

Diversified Metals & Mining — 0.5%

Antofagasta PLC	5,220	77,995
BHP Billiton PLC	64,178	1,866,189
Rio Tinto PLC	37,266	1,745,696
		3,689,880

Diversified Real Estate Activities — 0.4%

Daito Trust Construction Company Ltd.	8,700	745,820
Mitsubishi Estate Company Ltd.	80,000	2,255,690
		3,001,510

Diversified Support Services — 0.3%

Aggreko PLC	29,670	802,834
Brambles Ltd.	183,236	1,618,046
		2,420,880

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Drug Retail — 0.0%*

Raia Drogasil S.A.	10,769	$115,095

Education Services — 0.0%*

Anhanguera Educacional Participacoes S.A.	705	11,398

Electric Utilities — 0.1%

Power Grid Corporation of India Ltd.	233,382	454,096

Electrical Components & Equipment — 0.1%

Schneider Electric S.A.	4,628	338,740
Zhuzhou CSR Times Electric Company Ltd.	42,820	121,355
		460,095

Electronic Components — 0.1%

Murata Manufacturing Company Ltd.	6,900	519,592

Electronic Equipment & Instruments — 0.2%

Hexagon AB	46,162	1,260,190

Electronic Manufacturing Services — 0.0%*

Hon Hai Precision Industry Company Ltd.	41,026	113,464

Fertilizers & Agricultural Chemicals — 0.4%

Potash Corporation of Saskatchewan Inc.	26,018	1,021,820
Sociedad Quimica y Minera de Chile S.A. ADR	3,902	216,366
Syngenta AG	5,377	2,248,579
Uralkali OJSC GDR	2,019	74,461
		3,561,226

Food Retail — 0.1%

Magnit OJSC GDR	4,699	212,160
Shoprite Holdings Ltd.	13,101	261,036
		473,196

Gas Utilities — 0.0%*

ENN Energy Holdings Ltd.	20,231	111,545

Healthcare Services — 0.2%

Fresenius SE & Company KGaA	14,238	1,760,471

Healthcare Supplies — 0.2%

Cie Generale d’Optique Essilor International S.A.	15,900	1,771,190

Heavy Electrical Equipment — 0.1%

ABB Ltd. ADR	35,693	812,373
Dongfang Electric Corporation Ltd.	53,429	88,238
		900,611

	Number of Shares	Fair Value

Highways & Railtracks — 0.0%*

CCR S.A.	11,843	$120,641

Household Appliances — 0.0%*

Techtronic Industries Co.	55,966	136,695

Household Products — 0.4%

Svenska Cellulosa AB	43,813	1,132,049
Unicharm Corp.	41,810	2,387,999
		3,520,048

Human Resource & Employment Services — 0.2%

Capita PLC	105,031	1,433,765

Industrial Conglomerates — 0.1%

Siemens AG	7,561	815,854

Industrial Gases — 0.4%

Linde AG	17,602	3,278,524

Industrial Machinery — 0.6%

Alfa Laval AB	44,487	1,026,990
FANUC Corp.	10,000	1,530,525
Mitsubishi Heavy Industries Ltd.	143,000	824,357
Vallourec S.A.	24,877	1,197,920
		4,579,792

Integrated Oil & Gas — 0.9%

BG Group PLC	54,730	938,253
Cenovus Energy Inc.	19,124	592,196
China Petroleum & Chemical Corp.	178,975	210,731
Eni S.p.A.	31,495	708,961
Gazprom OAO ADR	20,718	176,103
Lukoil OAO ADR	3,321	214,205
PetroChina Company Ltd.	122,798	161,355
Royal Dutch Shell PLC	65,205	2,107,935
Royal Dutch Shell PLC ADR	20,269	1,320,728
Total S.A.	16,802	805,950
		7,236,417

Internet Software & Services — 0.5%

Baidu Inc. ADR	45,910	4,026,308	(a)

IT Consulting & Other Services — 0.1%

Cap Gemini S.A.	12,721	579,893
HCL Technologies Ltd.	11,441	168,405
		748,298

Life & Health Insurance — 0.8%

AIA Group Ltd.	799,172	3,490,035
Ping An Insurance Group Company of China Ltd.	1	8
Prudential PLC	140,273	2,268,425
Sony Financial Holdings Inc.	49,900	743,033
		6,501,501

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Managed Healthcare — 0.0%*

Odontoprev S.A.	13,308	$61,050

Marine Ports & Services — 0.0%*

Adani Ports and Special Economic Zone	42,648	107,974

Multi-Line Insurance — 0.4%

AXA S.A.	72,416	1,246,987
Zurich Insurance Group AG	5,374	1,499,351
		2,746,338

Multi-Utilities — 0.2%

National Grid PLC	155,299	1,803,976

Oil & Gas Equipment & Services — 0.2%

Subsea 7 S.A.	73,038	1,709,333

Oil & Gas Exploration & Production — 0.1%

Afren PLC	59,544	128,208	(a)
Kunlun Energy Company Ltd.	79,873	169,569
Pacific Rubiales Energy Corp.	3,383	71,393
		369,170

Packaged Foods & Meats — 0.6%

Nestle S.A.	47,774	3,463,420
Orion Corp.	220	215,136
Unilever N.V.	31,492	1,292,224
Uni-President China Holdings Ltd.	114,398	132,191
		5,102,971

Paper Products — 0.0%*

Nine Dragons Paper Holdings Ltd.	67,308	63,036

Personal Products — 0.0%*

Hengan International Group Company Ltd.	7,898	77,122

Pharmaceuticals — 1.6%

Aspen Pharmacare Holdings Ltd.	4,409	91,785
Astellas Pharma Inc.	25,300	1,361,604
Bayer AG	15,850	1,637,804
GlaxoSmithKline PLC	89,802	2,097,897
GlaxoSmithKline PLC ADR	22,442	1,052,754
Novartis AG	14,409	1,026,334
Novartis AG ADR	35,458	2,526,028
Roche Holding AG	11,099	2,590,294
		12,384,500

Property & Casualty Insurance — 0.3%

Tokio Marine Holdings Inc.	75,000	2,156,988

	Number of Shares	Fair Value

Real Estate Development — 0.0%*

China Overseas Land & Investment Ltd.	43,098	$119,090

Real Estate Operating Companies — 0.0%*

Iguatemi Empresa de Shopping Centers S.A.	10,606	134,130

Regional Banks — 0.1%

The Bank of Yokohama Ltd.	190,787	1,103,894

Reinsurance — 0.0%*

Korean Reinsurance Co.	5,900	60,718	(a)

Research & Consulting Services — 0.2%

Experian PLC	49,107	850,059
Intertek Group PLC	11,885	612,327
		1,462,386

Residential REITs — 0.0%*

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	53,575	85,566

Semiconductors — 0.7%

Samsung Electronics Company Ltd.	2,148	2,915,226
Taiwan Semiconductor Manufacturing Company Ltd.	788,876	2,638,161
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,634	114,039
		5,667,426

Soft Drinks — 0.0%*

Coca-Cola Icecek AS	3,729	105,616

Thrifts & Mortgage Finance — 0.0%*

Housing Development Finance Corp.	9,176	138,856
LIC Housing Finance Ltd.	19,260	79,857
		218,713

Tires & Rubber — 0.4%

Bridgestone Corp.	82,600	2,767,390

Tobacco — 0.0%*

ITC Ltd.	24,705	140,866

Trading Companies & Distributors — 0.1%

Mitsui & Company Ltd.	40,500	567,741

Wireless Telecommunication Services — 0.6%

America Movil SAB de C.V. ADR	5,878	123,203
MegaFon OAO GDR ††	5,513	170,903	(a,b)
MegaFon OAO GDR ††	940	29,140	(a)
MTN Group Ltd.	4,890	86,069

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Softbank Corp.	54,999	$2,527,076
Vodafone Group PLC	695,797	1,971,491
		4,907,882

Total Common Stock (Cost $128,664,199)		149,175,295

Preferred Stock — 0.4%

Automobile Manufacturers — 0.2%

Volkswagen AG	8,829	1,757,283

Diversified Financial Services — 0.1%

Itau Unibanco Holding S.A.	17,831	318,267

Hypermarkets & Super Centers — 0.1%

Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,355	124,749

Integrated Oil & Gas — 0.0%*

Petroleo Brasileiro S.A.	19,615	178,508

Steel — 0.0%*

Vale S.A.	16,598	273,622

Total Preferred Stock (Cost $2,683,290)		2,652,429

Total Foreign Equity (Cost $131,347,489)		151,827,724

		Principal Amount	Fair Value

Bonds and Notes — 29.0%

U.S. Treasuries — 7.2%

U.S. Treasury Bonds
2.75%	11/15/42	$4,717,200	$4,372,255
3.00%	05/15/42	7,738,200	7,576,178	(h)
U.S. Treasury Notes
0.20%	07/31/14	5,909,700	5,903,465	(d,h)
0.22%	10/31/14 - 12/31/14	15,766,900	15,768,877	(d,h)
0.54%	02/28/17	14,262,400	14,445,130	(d,h)
0.67%	09/30/17	5,422,900	5,412,309	(d,h)
0.74%	01/31/18	2,823,500	2,841,808	(d)
1.63%	11/15/22	424,500	416,972
			56,736,994

Agency Mortgage Backed — 8.8%

Federal Home Loan Mortgage Corp.
2.38%	01/13/22	1,299,000	1,351,998
4.50%	06/01/33 - 02/01/35	13,456	14,432	(h)
5.00%	07/01/35 - 06/01/41	1,081,537	1,207,602	(h)
5.50%	05/01/20 - 04/01/39	322,058	356,208	(h)

		Principal Amount	Fair Value

6.00%	04/01/17 - 11/01/37	$434,859	$485,200	(h)
6.50%	06/01/29	3,140	3,671	(h)
7.00%	10/01/16 - 08/01/36	183,837	213,757	(h)
7.50%	09/01/33	471	509	(h)
8.00%	04/01/30 - 11/01/30	1,345	1,573	(h)
9.00%	04/01/16 - 06/01/21	530	578	(h)
5.50%	TBA	305,000	330,294	(c)
Federal National Mortgage Assoc.
2.72%	04/01/37	779	815	(i)
4.00%	05/01/19 - 12/01/41	2,626,340	2,801,907	(h)
4.50%	05/01/18 - 04/01/41	8,662,469	9,341,822	(h)
5.00%	07/01/20 - 06/01/41	1,768,467	1,983,993	(h)
5.50%	03/01/14 - 01/01/39	2,834,739	3,118,129	(h)
6.00%	07/01/14 - 08/01/35	1,347,689	1,507,983	(h)
6.50%	01/01/15 - 08/01/34	193,253	218,636	(h)
7.00%	10/01/16 - 12/01/33	56,526	65,090	(h)
7.50%	09/01/13 - 03/01/34	10,467	11,836	(h)
8.00%	07/01/15 - 01/01/33	1,582	1,825	(h)
9.00%	12/01/17 - 12/01/22	1,920	2,158	(h)
3.00%	TBA	9,255,000	9,545,664	(c)
3.50%	TBA	3,505,000	3,702,280	(c)
4.00%	TBA	2,955,000	3,150,307	(c)
4.50%	TBA	6,266,000	6,745,991	(c)
5.00%	TBA	2,848,000	3,084,421	(c)
6.00%	TBA	7,350,000	8,050,547	(c)
6.50%	TBA	568,000	631,545	(c)
Federal National Mortgage Assoc. REMIC
4.00%	03/25/43	701,806	93,074	(g,o)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	2,047,887	2,264,958	(h)
5.00%	08/15/33	22,065	24,024	(h)
6.00%	04/15/30 - 09/15/36	85,454	97,615	(h)
6.50%	02/15/24 - 06/15/36	24,948	28,297	(h)
7.00%	04/15/28 - 10/15/36	17,681	20,586	(h)
8.00%	06/15/30	36	37	(h)
8.50%	10/15/17	6,370	6,778	(h)
9.00%	11/15/16 - 12/15/21	9,096	9,915	(h)
3.00%	TBA	1,865,000	1,949,508	(c)
3.50%	TBA	610,000	652,222	(c)
4.00%	TBA	3,435,000	3,729,529	(c)
5.00%	TBA	2,335,000	2,539,313	(c)
			69,346,627

Agency Collateralized Mortgage Obligations — 0.3%

Collateralized Mortgage Obligation Trust
0.89%	11/01/18	225	214	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	118,941	1,026	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,233,604	102,431	(g,o)
4.50%	03/15/18	7,017	355	(g,h,o)
5.00%	10/15/18 - 02/15/38	54,402	3,433	(g,h,o)
5.50%	06/15/33	9,370	1,322	(g,h,o)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

6.40%	08/15/25	$554,218	$71,233	(g,i)
7.50%	07/15/27	2,761	456	(g,h,o)
8.00%	04/15/20	90	96	(h)
Federal Home Loan Mortgage Corp. STRIPS
3.34%	08/01/27	250	220	(d,f,h)
8.00%	02/01/23 - 07/01/24	998	197	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	48,542	1,315	(g,h)
3.50%	08/25/42 - 10/15/42	4,548,374	623,347
3.87%	12/25/22	356	320	(d,f,h)
5.00%	08/25/17 - 09/25/40	919,065	101,920	(g,h,o)
5.80%	07/25/38	226,893	27,901	(g,i)
5.85%	11/25/40	2,560,128	491,330	(g,i)
4.50%	05/25/18	87	—	**(g,h,o)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	159,660	19,025	(g,o)
5.00%	03/25/38 - 05/25/38	95,627	12,066	(g,o)
5.50%	12/01/33	17,183	1,952	(g,h,o)
6.00%	01/01/35	76,825	13,085	(g,o)
7.50%	11/01/23	6,657	1,262	(g,h,o)
8.00%	08/01/23 - 07/01/24	2,120	436	(g,h,o)
8.50%	03/01/17 - 07/25/22	647	91	(g,h,o)
9.00%	05/25/22	349	61	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,473,043	155,231	(g,o)
5.00%	12/20/35 - 09/20/38	948,188	78,810	(g,o)
5.95%	05/20/40	803,513	130,475	(g,i)
5.97%	05/20/40	1,414,585	238,143	(g,i)
6.40%	12/20/39	1,368,061	200,510	(g,i)
			2,278,263

Asset Backed — 0.2%

Ford Credit Auto Lease Trust
1.28%	06/15/16	100,000	99,978
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	608,731	(b,h)
5.02%	02/25/15	750,000	770,888	(b)
			1,479,597

Corporate Notes — 10.3%

ABB Finance USA Inc.
1.63%	05/08/17	266,000	269,704	(h)
AbbVie Inc.
1.20%	11/06/15	351,000	353,727	(b)
1.75%	11/06/17	234,000	236,846	(b)
2.00%	11/06/18	310,000	313,695	(b)
2.90%	11/06/22	136,000	136,123	(b)
AES Corp.
8.00%	10/15/17	157,000	184,671	(h)
AES Panama S.A.
6.35%	12/21/16	148,000	162,800	(b,h)
Aetna Inc.
1.50%	11/15/17	241,000	241,579

		Principal Amount	Fair Value

Agilent Technologies Inc.
5.50%	09/14/15	$227,000	$250,899
Agrium Inc.
3.15%	10/01/22	195,000	187,859
Alliance One International Inc.
10.00%	07/15/16	324,000	342,225
Amazon.com Inc.
1.20%	11/29/17	234,000	232,788
2.50%	11/29/22	309,000	300,713
America Movil SAB de C.V.
2.38%	09/08/16	605,000	622,347	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	106,000	108,650
American Express Credit Corp.
1.75%	06/12/15	160,000	163,485
American Honda Finance Corp.
1.60%	02/16/18	266,000	269,186	(b)
American International Group Inc.
4.88%	06/01/22	364,000	411,789
American Tower Corp. (REIT)
3.50%	01/31/23	200,000	198,362
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	421,633	(b)
Amgen Inc.
5.38%	05/15/43	250,000	278,110	(h)
Amsted Industries Inc.
8.13%	03/15/18	96,000	103,200	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	227,000	275,154
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	410,000	405,306
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	234,000	230,005
5.38%	11/15/14	157,000	168,682	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	144,541
Arizona Public Service Co.
6.25%	08/01/16	33,000	38,592	(h)
Ashland Inc.
3.00%	03/15/16	266,000	269,990	(b)
3.88%	04/15/18	253,000	256,163	(b)
AT&T Inc.
0.77%	02/13/15	236,000	236,474	(d,h)
2.95%	05/15/16	336,000	355,480	(h)
4.35%	06/15/45	694,000	645,168	(b)
5.55%	08/15/41	72,000	79,363	(h)
Autodesk Inc.
1.95%	12/15/17	264,000	261,473
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	150,000	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	205,000	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	$200,000	$206,100	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	106,000	(b)
Bank of America Corp.
2.00%	01/11/18	335,000	333,406
3.30%	01/11/23	492,000	485,141
3.88%	03/22/17	281,000	302,289
5.75%	12/01/17	355,000	410,614	(h)
Barclays Bank PLC
2.25%	05/10/17	615,000	641,261	(b,h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	246,000	250,886	(h)
3.00%	05/15/22	236,000	240,553	(h)
Berkshire Hathaway Inc.
1.55%	02/09/18	272,000	275,377
4.50%	02/11/43	272,000	274,221
Bombardier Inc.
4.25%	01/15/16	304,000	315,400	(b)
5.75%	03/15/22	27,000	27,709	(b)
7.75%	03/15/20	294,000	338,100	(b,h)
BP Capital Markets PLC
2.25%	11/01/16	94,000	97,796	(h)
2.50%	11/06/22	615,000	598,604
Caixa Economica Federal
2.38%	11/06/17	500,000	485,750
Cardinal Health Inc.
1.70%	03/15/18	195,000	194,399
4.60%	03/15/43	97,000	95,134
Cargill Inc.
6.00%	11/27/17	91,000	108,444	(b,h)
Carnival Corp.
1.20%	02/05/16	273,000	273,349
Case New Holland Inc.
7.88%	12/01/17	127,000	148,590	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	164,000	164,328
Caterpillar Inc.
1.50%	06/26/17	281,000	285,223
Catholic Health Initiatives
2.95%	11/01/22	128,000	129,278
4.35%	11/01/42	82,000	82,621
CCO Holdings LLC
8.13%	04/30/20	181,000	202,268
Cedar Fair LP
5.25%	03/15/21	107,000	106,331	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	179,789	(b)
Chesapeake Energy Corp.
3.25%	03/15/16	161,000	162,811
Cigna Corp.
2.75%	11/15/16	233,000	245,964
4.00%	02/15/22	386,000	416,976
5.38%	02/15/42	145,000	163,945

		Principal Amount	Fair Value

Cincinnati Bell Inc.
8.25%	10/15/17	$19,000	$20,140
Citigroup Inc.
1.25%	01/15/16	258,000	257,689
4.05%	07/30/22	502,000	518,578
5.00%	09/15/14	412,000	432,612	(h)
6.13%	08/25/36	158,000	180,677	(h)
CityCenter Holdings LLC
7.63%	01/15/16	288,000	309,240	(h)
Clearwater Paper Corp.
4.50%	02/01/23	68,000	66,640	(b)
CNA Financial Corp.
5.88%	08/15/20	206,000	242,507	(h)
CNH Capital LLC
3.88%	11/01/15	157,000	160,925
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	221,218	(b,h)
Comcast Corp.
2.85%	01/15/23	246,000	245,181
4.25%	01/15/33	129,000	129,854
4.50%	01/15/43	179,000	179,868
Commonwealth Bank of Australia
0.79%	01/15/16	354,000	353,646	(b,d)
ConAgra Foods Inc.
1.90%	01/25/18	266,000	268,630
Constellation Brands Inc.
7.25%	09/01/16	269,000	305,315
Corp Andina de Fomento
4.38%	06/15/22	233,000	252,937
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	209,767	(b,h)
4.25%	07/17/42	139,000	127,648	(b,h)
5.63%	09/21/35	30,000	33,512	(b,h)
COX Communications Inc.
3.25%	12/15/22	108,000	109,716	(b)
4.70%	12/15/42	59,000	58,066	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	266,699	(b)
Crown Castle Towers LLC
6.11%	01/15/40	49,000	59,946	(b,h)
CSX Corp.
4.25%	06/01/21	230,000	258,656
Daimler Finance North America LLC
1.88%	01/11/18	256,000	257,984	(b)
DaVita HealthCare Partners Inc.
5.75%	08/15/22	87,000	90,371
6.38%	11/01/18	212,000	225,515	(h)
DCP Midstream Operating LP
2.50%	12/01/17	128,000	129,946
3.88%	03/15/23	421,000	423,276
DDR Corp. (REIT)
4.63%	07/15/22	303,000	327,762
Delphi Corp.
5.00%	02/15/23	106,000	112,095

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Denbury Resources Inc.
4.63%	07/15/23	$542,000	$523,030
6.38%	08/15/21	190,000	207,100
8.25%	02/15/20	91,000	101,920	(h)
DENTSPLY International Inc.
2.75%	08/15/16	216,000	224,295	(h)
4.13%	08/15/21	222,000	235,614	(h)
Diageo Capital PLC
1.50%	05/11/17	328,000	332,523
Diageo Investment Corp.
2.88%	05/11/22	346,000	349,764
DigitalGlobe Inc.
5.25%	02/01/21	261,000	259,369	(b)
DIRECTV Holdings LLC
4.75%	10/01/14	279,000	295,141	(h)
5.15%	03/15/42	214,000	206,812
Discovery Communications LLC
3.25%	04/01/23	140,000	142,044
4.88%	04/01/43	70,000	71,615
4.95%	05/15/42	84,000	86,362
Dominion Resources Inc.
1.95%	08/15/16	168,000	173,246
DPL Inc.
7.25%	10/15/21	84,000	89,040
DR Horton Inc.
4.38%	09/15/22	327,000	321,278
Duke Energy Corp.
1.63%	08/15/17	232,000	234,055
3.05%	08/15/22	547,000	556,874
Eastman Chemical Co.
2.40%	06/01/17	598,000	620,731
3.60%	08/15/22	136,000	141,266
eBay Inc.
1.35%	07/15/17	162,000	163,791
2.60%	07/15/22	191,000	190,855
4.00%	07/15/42	139,000	127,532
Ecopetrol S.A.
7.63%	07/23/19	88,000	110,220	(h)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	42,000	46,830	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	103,158	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	159,000	183,248	(h)
Energy Transfer Partners LP
3.60%	02/01/23	438,000	435,862
6.50%	02/01/42	217,000	247,949	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	141,000	135,583
Equinix Inc.
4.88%	04/01/20	62,000	62,465
5.38%	04/01/23	62,000	62,775
European Investment Bank
0.38%	12/15/14	360,000	363,056	(d,h)
4.88%	01/17/17	535,000	615,625	(h)

		Principal Amount	Fair Value

Exelon Corp.
4.90%	06/15/15	$334,000	$361,538	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	100,000	107,390	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	554,000	580,292
3.13%	05/15/16	361,000	381,351	(h)
Flextronics International Ltd.
4.63%	02/15/20	106,000	107,060	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	133,555
Ford Motor Co.
4.75%	01/15/43	109,000	101,447
Ford Motor Credit Company LLC
3.00%	06/12/17	410,000	420,488
Forest Oil Corp.
7.25%	06/15/19	212,000	212,000
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	399,000	400,667	(b)
5.45%	03/15/43	280,000	276,723	(b)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	110,250	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	219,000	236,520	(h)
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200,000	199,439	(b)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	266,000	296,271	(b)
Genworth Financial Inc.
7.70%	06/15/20	122,000	144,461
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	106,300	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	124,000	129,193
Great Plains Energy Inc.
4.85%	06/01/21	251,000	280,357
GTL Trade Finance Inc.
7.25%	10/20/17	239,000	272,938
GXS Worldwide Inc.
9.75%	06/15/15	188,000	195,050
Hanesbrands Inc.
6.38%	12/15/20	224,000	243,880	(h)
Hartford Financial Services Group Inc.
6.63%	03/30/40	173,000	221,115
Hawk Acquisition Sub Inc.
4.25%	10/15/20	161,000	161,201	(b)
HCA Inc.
6.50%	02/15/20	375,000	423,047	(h)
Heineken N.V.
1.40%	10/01/17	234,000	232,936	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Hewlett-Packard Co.
2.60%	09/15/17	$263,000	$265,039
6.00%	09/15/41	70,000	71,249
Hexion US Finance Corp.
6.63%	04/15/20	311,000	311,778	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	352,000	353,376
Hughes Satellite Systems Corp.
6.50%	06/15/19	216,000	237,060	(h)
Huntsman International LLC
4.88%	11/15/20	160,000	161,200	(b)
Hyundai Capital America
1.63%	10/02/15	233,000	234,591	(b)
2.13%	10/02/17	118,000	118,961	(b)
iGATE Corp.
9.00%	05/01/16	265,000	288,519
Imperial Tobacco Finance PLC
2.05%	02/11/18	343,000	345,154	(b)
3.50%	02/11/23	400,000	403,536	(b)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	300,000	307,125
ING US Inc.
2.90%	02/15/18	219,000	222,131	(b)
Intel Corp.
1.35%	12/15/17	235,000	235,800
2.70%	12/15/22	285,000	282,371
4.25%	12/15/42	117,000	114,289
Invesco Finance PLC
3.13%	11/30/22	391,000	399,047
Jabil Circuit Inc.
4.70%	09/15/22	109,000	108,591
Jefferies Group Inc.
5.13%	01/20/23	108,000	114,348
6.50%	01/20/43	90,000	95,939
John Deere Capital Corp.
3.15%	10/15/21	195,000	205,622	(h)
JPMorgan Chase & Co.
3.20%	01/25/23	827,000	825,662
KFW
2.00%	10/04/22	582,000	573,614
4.50%	07/16/18	446,000	523,113	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	195,000	197,687
5.00%	08/15/42	66,000	66,908
Kinross Gold Corp.
6.88%	09/01/41	157,000	161,849
Korea National Oil Corp.
2.88%	11/09/15	289,000	300,477	(b,h)
3.13%	04/03/17	244,000	256,858	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	156,000	158,402
2.25%	06/05/17	246,000	255,205
5.00%	06/04/42	209,000	224,093

		Principal Amount	Fair Value

Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	$467,000	$513,700
Lear Corp.
4.75%	01/15/23	261,000	254,475	(b)
Levi Strauss & Co.
7.63%	05/15/20	177,000	194,700	(h)
Liberty Mutual Group Inc.
6.50%	05/01/42	118,000	134,454	(b,h)
Linn Energy LLC
6.25%	11/01/19	27,000	27,608	(b)
8.63%	04/15/20	175,000	192,938	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	300,000	339,000
Majapahit Holding BV
7.25%	06/28/17	250,000	290,000	(b)
7.75%	10/17/16	250,000	290,000	(b,h)
Marathon Oil Corp.
2.80%	11/01/22	281,000	274,307
McDonald’s Corp.
1.88%	05/29/19	246,000	250,602	(h)
Medtronic Inc.
1.38%	04/01/18	283,000	282,999
4.00%	04/01/43	283,000	275,277
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	101,003
MetroPCS Wireless Inc.
6.25%	04/01/21	162,000	164,835	(b)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	39,000	48,474	(h)
Morgan Stanley
3.75%	02/25/23	223,000	225,405
4.75%	03/22/17	172,000	189,720
4.88%	11/01/22	350,000	371,039
5.50%	07/28/21	232,000	265,967	(h)
Murphy Oil Corp.
2.50%	12/01/17	129,000	129,535
3.70%	12/01/22	234,000	227,332
Mylan Inc.
7.88%	07/15/20	71,000	82,851	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	144,296	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	380,000	376,821
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	102,620
NCL Corp Ltd.
5.00%	02/15/18	150,000	152,813	(b)
Newfield Exploration Co.
5.63%	07/01/24	206,000	212,695
5.75%	01/30/22	210,000	224,700	(h)
News America Inc.
6.65%	11/15/37	131,000	161,832	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Nexen Inc.
6.40%	05/15/37	$313,000	$404,340
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	456,000	473,380	(h)
Nisource Finance Corp.
3.85%	02/15/23	205,000	211,509	(h)
Nomura Holdings Inc.
2.00%	09/13/16	420,000	418,970
Novartis Capital Corp.
2.40%	09/21/22	280,000	278,377
NYSE Euronext
2.00%	10/05/17	351,000	358,850
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	95,000	104,500	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	85,000	97,268
Omnicom Group Inc.
3.63%	05/01/22	323,000	330,177	(h)
Oracle Corp.
1.20%	10/15/17	583,000	583,641
Pacific Gas & Electric Co.
6.05%	03/01/34	200,000	250,182	(h)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100,000	100,900	(b)
PacifiCorp
6.25%	10/15/37	3,000	4,003
Peabody Energy Corp.
6.25%	11/15/21	126,000	131,040
Petrobras International Finance Co.
2.88%	02/06/15	96,000	97,993	(h)
3.50%	02/06/17	300,000	309,748	(h)
3.88%	01/27/16	103,000	107,788	(h)
Petroleos Mexicanos
5.50%	06/27/44	47,000	48,481
6.50%	06/02/41	42,000	49,455
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	197,917	215,729
Philip Morris International Inc.
2.50%	05/16/16	251,000	264,167	(h)
3.88%	08/21/42	116,000	107,632
4.13%	03/04/43	140,000	135,207
Plains Exploration & Production Co.
6.50%	11/15/20	128,000	141,440
PNC Bank NA
2.95%	01/30/23	519,000	515,961
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	134,250	(b)
Pride International Inc.
6.88%	08/15/20	129,000	161,726
Prudential Financial Inc.
5.20%	03/15/44	217,000	217,543
5.63%	05/12/41	122,000	138,874
5.63%	06/15/43	182,000	188,370	(i)

		Principal Amount	Fair Value

Range Resources Corp.
5.75%	06/01/21	$212,000	$227,370	(h)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	266,000	293,930
Revlon Consumer Products Corp.
5.75%	02/15/21	524,000	525,965	(b)
Roche Holdings Inc.
6.00%	03/01/19	259,000	322,118	(b,h)
Rockies Express Pipeline LLC
3.90%	04/15/15	142,000	143,065	(b)
Rowan Companies Inc.
5.40%	12/01/42	157,000	156,759
Royal Bank of Canada
1.20%	09/19/17	400,000	401,301
Royal Bank of Scotland Group PLC
6.40%	10/21/19	367,000	438,167
RSI Home Products Inc.
6.88%	03/01/18	267,000	271,005	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	400,000	414,000	(b,h)
7.75%	05/29/18	275,000	321,063	(b)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	200,000	220,000
Sabine Pass Liquefaction LLC
5.63%	02/01/21	200,000	207,500	(b)
Sanmina Corp.
7.00%	05/15/19	446,000	466,070	(b)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	200,000	213,000	(b)
SCF Capital Ltd.
5.38%	10/27/17	200,000	206,750	(b)
Schlumberger Investment S.A.
2.40%	08/01/22	349,000	344,129	(b)
Seagate HDD Cayman
7.00%	11/01/21	27,000	29,295
Sealed Air Corp.
5.25%	04/01/23	118,000	118,443	(b)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	108,020	(b,h)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	246,000	256,488	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	400,000	408,000	(b)
Standard Chartered PLC
3.95%	01/11/23	253,000	251,973	(b)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	200,000	213,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	$63,000	$63,844	(b,h)
Talisman Energy Inc.
3.75%	02/01/21	140,000	145,595
6.25%	02/01/38	209,000	236,151
Teva Pharmaceutical Finance company BV
2.95%	12/18/22	206,000	206,531
Textron Inc.
6.20%	03/15/15	212,000	230,921	(h)
The ADT Corp.
2.25%	07/15/17	116,000	116,447	(b)
3.50%	07/15/22	176,000	175,454	(b)
4.88%	07/15/42	64,000	60,793	(b)
The Coca-Cola Co.
3.30%	09/01/21	76,000	82,332	(h)
The Dow Chemical Co.
4.38%	11/15/42	117,000	112,212
The Goldman Sachs Group Inc.
1.60%	11/23/15	233,000	235,134
2.38%	01/22/18	648,000	656,834
3.63%	01/22/23	311,000	313,187
6.75%	10/01/37	256,000	286,871
The Hertz Corp.
4.25%	04/01/18	187,000	190,506	(b)
The Korea Development Bank
3.25%	03/09/16	348,000	367,302	(h)
The McClatchy Co.
9.00%	12/15/22	266,000	288,610	(b)
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,070	(h)
The Williams Companies Inc.
3.70%	01/15/23	436,000	432,821
Time Warner Cable Inc.
4.50%	09/15/42	172,000	156,352
Tops Holding Corp.
8.88%	12/15/17	268,000	294,130	(b)
Total Capital Canada Ltd.
1.45%	01/15/18	258,000	260,327
Total Capital International S.A.
1.55%	06/28/17	683,000	694,118	(h)
TransAlta Corp.
4.50%	11/15/22	234,000	237,477
Transnet SOC Ltd.
4.50%	02/10/16	213,000	223,748	(b)
Transocean Inc.
3.80%	10/15/22	70,000	68,958
6.50%	11/15/20	70,000	80,897
Turlock Corp.
1.50%	11/02/17	352,000	353,010	(b)
2.75%	11/02/22	461,000	458,341	(b)
U.S. Bancorp
3.44%	02/01/16	411,000	437,439

		Principal Amount	Fair Value

Unit Corp.
6.63%	05/15/21	$259,000	$271,303
United Parcel Service Inc.
2.45%	10/01/22	233,000	231,650
United Rentals North America Inc.
5.75%	07/15/18	268,000	290,445
United Technologies Corp.
4.50%	06/01/42	184,000	196,120
UnitedHealth Group Inc.
2.88%	03/15/23	493,000	492,394
Vail Resorts Inc.
6.50%	05/01/19	333,000	357,351
Vale Overseas Ltd.
6.25%	01/11/16	156,000	174,442
Ventas Realty LP (REIT)
2.70%	04/01/20	282,000	282,937
Verizon Communications Inc.
2.45%	11/01/22	117,000	110,654
3.85%	11/01/42	187,000	161,735
Viacom Inc.
2.50%	12/15/16	317,000	330,298	(h)
Viasystems Inc.
7.88%	05/01/19	260,000	271,700	(b)
Visteon Corp.
6.75%	04/15/19	205,000	219,350
Weatherford International Inc.
6.35%	06/15/17	129,000	147,930
Weatherford International Ltd.
4.50%	04/15/22	204,000	210,140
5.95%	04/15/42	184,000	189,651
6.75%	09/15/40	68,000	74,917
Weingarten Realty Investors (REIT)
3.50%	04/15/23	169,000	168,160
WellPoint Inc.
1.88%	01/15/18	211,000	213,701
3.70%	08/15/21	64,000	67,589
Wells Fargo & Co.
3.45%	02/13/23	329,000	331,211
Windstream Corp.
6.38%	08/01/23	259,000	257,058	(b)
Woodside Finance Ltd.
4.50%	11/10/14	354,000	373,613	(b,h)
WPP Finance 2010
5.13%	09/07/42	78,000	76,774
WPX Energy Inc.
5.25%	01/15/17	266,000	278,635
Xstrata Finance Canada Ltd.
2.45%	10/25/17	283,000	286,853	(b)
4.00%	10/25/22	131,000	131,941	(b)
5.80%	11/15/16	175,935	200,306	(b,h)
Zoetis Inc.
1.15%	02/01/16	136,000	136,362	(b)
1.88%	02/01/18	136,000	136,877	(b)
3.25%	02/01/23	136,000	137,915	(b)
			81,406,480

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Non-Agency Collateralized Mortgage Obligations — 1.6%

Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	$50,000	$56,191
5.68%	07/10/46	120,000	135,640
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	240,000	263,834
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	140,000	162,358
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	640,000	766,841
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	240,000	263,499
5.20%	11/10/42	260,000	278,720
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	238,789	255,106		(h)
5.58%	04/12/38	230,000	254,997		(h)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.58%	04/12/38	140,000	153,871
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.89%	06/11/50	200,000	230,868
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	290,000	328,693
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	120,000	119,436		(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	130,000	139,557		(h)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	350,000	392,240
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	140,000	154,063
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	280,000	304,556
Credit Suisse First Boston Mortgage Securities Corp.
5.29%	10/25/35	20,852	388
CSMC Mortgage-Backed Trust Series 2006-1
5.43%	02/25/36	6,427	—	**
GS Mortgage Securities Corp. II
2.80%	11/08/29	140,000	140,067		(b,i)
3.00%	08/10/44	240,000	254,539		(h)
3.55%	04/10/34	150,000	157,727		(b,h)
5.31%	08/10/44	120,000	139,536		(b)

		Principal Amount	Fair Value

GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	$500,000	$563,308
JP Morgan Chase Commercial Mortgage Securities Corp.
1.96%	12/15/47	1,108,122	133,975	(i)
4.27%	06/15/45	350,000	381,962
4.43%	12/15/47	140,000	136,835	(b,i)
5.04%	03/15/46	145,000	154,217
5.44%	05/15/45-06/12/47	360,000	407,060
5.79%	02/12/51	685,000	796,889	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	530,000	608,621
LB Commercial Mortgage Trust 2007-C3
5.86%	07/15/44	280,000	322,733
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	130,000	140,279	(h)
5.16%	02/15/31	210,000	231,110	(h)
5.87%	06/15/38	120,000	136,108
24.25%	12/15/39	205,991	2,001	(b,d,h)
Merrill Lynch
5.49%	07/12/46	120,000	113,050
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	392,813
Morgan Stanley Bank of America Merrill Lynch Trust
4.17%	12/15/48	170,000	153,409	(b)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	410,000	426,324
Morgan Stanley Capital I Trust 2006-IQ11
5.68%	10/15/42	110,000	97,830
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	80,000	87,854
5.27%	10/12/52	210,000	227,871
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	415,000	473,728	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	290,000	337,089
Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	110,000	130,863	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	136,624	(b)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	170,000	188,844	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	$390,000	$436,807
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	330,000	371,522
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	60,000	63,896
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	75,162	980
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	130,000	137,702	(b)
			12,745,031

Sovereign Bonds — 0.5%

Banco Nacional de Desenvolvimento Economico e Social
6.37%	06/16/18	186,000	214,830
Gabonese Republic
8.20%	12/12/17	200,000	242,000
Government of Chile
3.63%	10/30/42	593,000	547,932
Government of Croatia
6.38%	03/24/21	200,000	215,100	(b)
Government of Dominican Republic
7.50%	05/06/21	100,000	111,800	(b)
Government of El Salvador
7.65%	06/15/35	70,000	80,255	(b,h)
Government of Guatemala
4.88%	02/13/28	200,000	195,500	(b)
Government of Hungary
4.13%	02/19/18	106,000	101,230
4.75%	02/03/15	32,000	32,048
6.25%	01/29/20	123,000	125,614
7.63%	03/29/41	8,000	8,160	(h)
Government of Israel
3.15%	06/30/23	200,000	198,100
Government of Lebanon
4.00%	12/31/17	13,000	12,935
5.15%	11/12/18	43,000	42,785
6.10%	10/04/22	43,000	43,430
Government of Mexico
4.75%	03/08/44	178,000	184,675	(h)
5.75%	10/12/49	44,000	48,268
Government of Panama
6.70%	01/26/36	15,000	19,988
Government of Peru
6.55%	03/14/37	47,000	63,685	(h)
7.35%	07/21/25	100,000	141,150	(h)
Government of Philippines
4.00%	01/15/21	100,000	110,500
6.38%	01/15/32	100,000	129,125

		Principal Amount	Fair Value

Government of Poland
3.00%	03/17/23	$39,000	$37,772
5.00%	03/23/22	125,000	142,804
5.13%	04/21/21	46,000	53,130
6.38%	07/15/19	16,000	19,657
Government of Romania
4.38%	08/22/23	80,000	78,334	(b)
6.75%	02/07/22	88,000	102,410	(b)
Government of South Africa
6.25%	03/08/41	100,000	121,250	(h)
Government of Turkey
5.13%	03/25/22	200,000	220,000	(h)
6.88%	03/17/36	42,000	51,765	(h)
Government of Uruguay
6.88%	09/28/25	91,473	120,744
Government of Vietnam
1.26%	03/12/16	10,696	9,875	(i)
Republic of Serbia
5.25%	11/21/17	200,000	206,000	(b)
Russian Foreign Bond — Eurobond
3.25%	04/04/17	200,000	209,250	(b)
7.50%	03/31/30	32,624	40,412	(j)
			4,282,513

Municipal Bonds and Notes — 0.1%

American Municipal Power Inc.
6.27%	02/15/50	95,000	113,482	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	199,809	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	74,717	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	349,514
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	155,776	(h)
State of California
5.70%	11/01/21	175,000	212,240	(h)
			1,105,538

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	98,642	—	**(c,m,p)

Total Bonds and Notes (Cost $225,928,708)			229,381,043

		Number of Shares
Exchange Traded Funds — 2.7%
Financial Select Sector SPDR Fund		41,033	746,391	(n)
Industrial Select Sector SPDR Fund		68,001	2,837,682	(n)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Number of Shares	Fair Value

Vanguard MSCI Emerging Markets Fund	423,826	$18,177,985

Total Exchange Traded Funds (Cost $20,668,464)		21,762,058

Total Investments in Securities (Cost $623,661,976)		706,719,756

Short-Term Investments — 16.3%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $129,426,950)		129,426,950	(d,k)

Total Investments (Cost $753,088,926)		836,146,706

Liabilities in Excess of Other Assets, net — (5.5)%		(43,931,496)

NET ASSETS — 100.0%		$792,215,210

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2013	33	$1,082,265	$(41,978)
FTSE 100 Index Futures	June 2013	27	2,603,794	(33,141)
S&P 500 Emini Index Futures	June 2013	88	6,875,880	79,769
S&P Midcap 400 Emini Index Futures	June 2013	221	25,437,100	474,107
Topix Index Futures	June 2013	17	1,877,739	74,623
2 Yr. U.S. Treasury Notes Futures	June 2013	101	22,265,766	129
5 Yr. U.S. Treasury Notes Futures	June 2013	98	12,157,359	7,572

				$561,081

The Fund had the following short futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2013	82	$(12,922,688)	$32,298
10 Yr. U.S. Treasury Notes Futures	June 2013	158	(20,853,531)	(86,833)

				$(54,535)

				$506,546

The Fund was invested in the following countries at March 31, 2013:

Country	Percentage (based on Fair Value)
United States	78.43%
United Kingdom	4.44%
Japan	3.48%
Germany	2.06%
Switzerland	1.92%
France	1.61%
China	0.87%
Sweden	0.83%
South Korea	0.61%
Netherlands	0.56%
Canada	0.52%
Australia	0.50%
Hong Kong	0.45%
Brazil	0.42%
Russian Federation	0.39%
Italy	0.38%
Taiwan	0.34%
India	0.23%
Norway	0.20%
Supranational	0.19%
Chile	0.17%
Mexico	0.17%
Belgium	0.17%
Indonesia	0.11%
South Africa	0.10%
Turkey	0.09%
Thailand	0.08%
Philippines	0.07%
Peru	0.06%
Ireland	0.05%
Israel	0.05%
Angola	0.04%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Country	Percentage (based on Fair Value)
Hungary	0.03%
Dominican Republic	0.03%
Colombia	0.03%
Poland	0.03%
Malaysia	0.03%
Gabon	0.03%
Trinidad And Tobago	0.03%
Croatia	0.03%
Azerbaijan	0.03%
Serbia	0.02%
Guatemala	0.02%
Panama	0.02%
Romania	0.02%
Uruguay	0.02%
Singapore	0.01%
Ukraine	0.01%
Lebanon	0.01%
El Salvador	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2013:

Industry	Domestic	Foreign	Total
Pharmaceuticals	2.02%	1.48%	3.50%
Diversified Financial Services	1.43%	1.48%	2.91%
Exchange Traded Funds	2.60%	0.00%	2.60%
Communications Equipment	2.03%	0.25%	2.28%
Integrated Oil & Gas	1.26%	0.89%	2.15%
Internet Software & Services	0.97%	0.48%	1.45%
Systems Software	1.43%	0.00%	1.43%
Soft Drinks	1.33%	0.01%	1.34%
Oil & Gas Equipment & Services	1.09%	0.20%	1.29%
Semiconductors	0.58%	0.68%	1.26%
Healthcare Equipment	1.25%	0.00%	1.25%
Asset Management & Custody Banks	1.24%	0.00%	1.24%
Packaged Foods & Meats	0.57%	0.61%	1.18%
Computer Hardware	1.16%	0.00%	1.16%
Industrial Machinery	0.57%	0.55%	1.12%
Biotechnology	0.94%	0.17%	1.11%
Aerospace & Defense	0.71%	0.38%	1.09%
Data Processing & Outsourced Services	1.05%	0.00%	1.05%
Cable & Satellite	1.04%	0.00%	1.04%
Life & Health Insurance	0.19%	0.78%	0.97%
Automobile Manufacturers	0.15%	0.77%	0.92%
Air Freight & Logistics	0.87%	0.00%	0.87%
Fertilizers & Agricultural Chemicals	0.42%	0.43%	0.85%
Oil & Gas Exploration & Production	0.80%	0.04%	0.84%
Home Improvement Retail	0.82%	0.00%	0.82%
Household Products	0.39%	0.42%	0.81%
Property & Casualty Insurance	0.54%	0.26%	0.80%
Healthcare Services	0.55%	0.21%	0.76%

Industry	Domestic	Foreign	Total
Diversified Banks	0.00%	0.72%	0.72%
Multi-Line Insurance	0.31%	0.33%	0.64%
Construction & Farm Machinery & Heavy Trucks	0.43%	0.20%	0.63%
Application Software	0.26%	0.35%	0.61%
Specialized Finance	0.62%	0.00%	0.62%
Wireless Telecommunication Services	0.00%	0.59%	0.59%
IT Consulting & Other Services	0.48%	0.09%	0.57%
Specialized REITs	0.53%	0.00%	0.53%
Industrial Gases	0.12%	0.39%	0.51%
Apparel, Accessories & Luxury Goods	0.00%	0.51%	0.51%
Distillers & Vintners	0.00%	0.50%	0.50%
Movies & Entertainment	0.49%	0.00%	0.49%
Broadcasting	0.49%	0.00%	0.49%
Advertising	0.26%	0.21%	0.47%
Diversified Metals & Mining	0.00%	0.44%	0.44%
Integrated Telecommunication Services	0.44%	0.00%	0.44%
Consumer Finance	0.42%	0.00%	0.42%
Computer Storage & Peripherals	0.40%	0.00%	0.40%
Healthcare Supplies	0.18%	0.21%	0.39%
Regional Banks	0.26%	0.13%	0.39%
Multi-Utilities	0.16%	0.22%	0.38%
Railroads	0.38%	0.00%	0.38%
Electric Utilities	0.31%	0.05%	0.36%
Diversified Real Estate Activities	0.00%	0.36%	0.36%
Electrical Components & Equipment	0.30%	0.06%	0.36%
Tires & Rubber	0.00%	0.33%	0.33%
Investment Banking & Brokerage	0.32%	0.00%	0.32%
Tobacco	0.30%	0.02%	0.32%
Life Sciences Tools & Services	0.31%	0.00%	0.31%
Diversified Support Services	0.00%	0.29%	0.29%
Specialty Stores	0.28%	0.00%	0.28%
Construction Materials	0.00%	0.27%	0.27%
Restaurants	0.27%	0.00%	0.27%
Commodity Chemicals	0.24%	0.01%	0.25%
Casinos & Gaming	0.21%	0.03%	0.24%
Research & Consulting Services	0.07%	0.17%	0.24%
Diversified Chemicals	0.24%	0.00%	0.24%
Agricultural Products	0.23%	0.00%	0.23%
Independent Power Producers & Energy Traders	0.22%	0.00%	0.22%
Drug Retail	0.20%	0.01%	0.21%
Internet Retail	0.18%	0.00%	0.18%
Building Products	0.00%	0.18%	0.18%
Human Resource & Employment Services	0.00%	0.17%	0.17%
Brewers	0.00%	0.17%	0.17%
Diversified Capital Markets	0.00%	0.16%	0.16%
Electronic Equipment & Instruments	0.00%	0.15%	0.15%
Department Stores	0.14%	0.01%	0.15%
Steel	0.11%	0.03%	0.14%
Healthcare Distributors	0.13%	0.00%	0.13%
Retail REITs	0.13%	0.00%	0.13%
General Merchandise Stores	0.12%	0.00%	0.12%
Managed Healthcare	0.11%	0.01%	0.12%
Construction & Engineering	0.00%	0.11%	0.11%
Distributors	0.11%	0.00%	0.11%
Heavy Electrical Equipment	0.00%	0.11%	0.11%
Industrial Conglomerates	0.00%	0.10%	0.10%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Industry	Domestic	Foreign	Total
Automotive Retail	0.09%	0.00%	0.09%
Water Utilities	0.08%	0.00%	0.08%
Trading Companies & Distributors	0.00%	0.07%	0.07%
Electronic Components	0.00%	0.06%	0.06%
Food Retail	0.00%	0.06%	0.06%
Home Building	0.03%	0.00%	0.03%
Thrifts & Mortgage Finance	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Real Estate Operating Companies	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Electronic Manufacturing Services	0.00%	0.01%	0.01%
Gas Utilities	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Auto Parts & Equipment	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Personal Products	0.00%	0.01%	0.01%
Apparel Retail	0.00%	0.01%	0.01%
Paper Products	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%

			57.10%

Sector	Percentage (based on Fair Value)
Corporate Notes	9.74%
Agency Mortgage Backed	8.29%
U.S. Treasuries	6.79%
Non-Agency Collateralized Mortgage Obligations	1.51%
Sovereign Bonds	0.51%
Agency Collateralized Mortgage Obligations	0.27%
Asset Backed	0.18%
Municipal Bonds and Notes	0.13%

27.42%

Short-Term Investments
Short-Term Investments	15.48%

15.48%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,002.20	1.00
Service Class	1,000.00	1,001.20	2.25
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.93	1.01
Service Class	1,000.00	1,022.69	2.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% for Investment Class shares and 0.45% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Income Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities and investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Sector Allocation

as a % of Fair Value of $421,923 (in thousands) on March 31, 2013 (a)(b)

Quality Ratings

as of March 31, 2013 (as a % of Fair Value) (a)(b)

Moody’s / S&P Rating *	Percentage of Fair Value
Aaa / AAA	18.94%
Aa / AA	49.80%
A / A	7.57%
Baa / BBB	15.68%
Ba / BB and lower	7.99%
NR / Other	0.02%
100.00%

An investment in the GE Institutional Income Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. It is possible to lose money by investing in the Fund.

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services Inc and Standard & Poor’s are nationally recognized statistical rating organizations.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Income Fund

		Principal Amount	Fair Value

Bonds and Notes — 97.0%†

U.S. Treasuries — 24.9%

U.S. Treasury Bonds
2.75%	11/15/42	$8,068,700	$7,478,676
3.00%	05/15/42	12,730,200	12,463,655	(h)
U.S. Treasury Notes
0.20%	07/31/14	10,661,400	10,650,152	(d,h)
0.22%	10/31/14 - 12/31/14	25,795,500	25,797,887	(d,h)
0.53%	01/31/17	182,800	185,199	(d)
0.54%	02/28/17	22,611,700	22,901,401	(d,h)
0.67%	09/30/17	6,944,000	6,930,438	(d,h)
0.74%	01/31/18	3,825,600	3,850,405	(d)
1.63%	11/15/22	735,000	721,966
			90,979,779

Agency Mortgage Backed — 28.7%

Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,296,000	2,389,674	(h)
4.50%	06/01/33 - 02/01/35	38,560	41,351	(h)
5.00%	07/01/35 - 06/01/41	2,052,270	2,291,580	(h)
5.50%	05/01/20 - 04/01/39	892,470	986,669	(h)
6.00%	04/01/17 - 11/01/37	1,430,790	1,601,058	(h)
6.50%	07/01/29 - 10/01/33	4,965	5,739	(h)
7.00%	10/01/16 - 08/01/36	125,598	145,832	(h)
7.50%	01/01/30 - 09/01/33	5,417	5,699	(h)
8.00%	11/01/30	33,482	39,013	(h)
8.50%	04/01/30	28,752	36,013	(h)
9.00%	12/01/16	988	1,071	(h)
9.50%	04/01/21	65	75	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	2,770	2,899	(i)
4.00%	05/01/19 - 12/01/41	5,607,327	5,982,707	(h)
4.50%	05/01/18 - 04/01/41	15,790,220	17,028,073	(h)
5.00%	07/01/20 - 06/01/41	3,834,403	4,289,132	(h)
5.50%	03/01/14 - 04/01/38	4,824,566	5,311,405	(h)
5.50%	10/01/24	26,774	27,168	(h,i)
6.00%	02/01/14 - 08/01/35	2,610,362	2,935,905	(h)
6.50%	07/01/17 - 08/01/36	302,552	340,956	(h)
7.00%	03/01/15 - 02/01/34	50,985	56,403	(h)
7.50%	09/01/13 - 03/01/34	116,801	135,221	(h)
8.00%	12/01/12 - 01/01/33	32,883	38,124
9.00%	12/01/17 - 12/01/22	8,768	9,847	(h)
3.00%	TBA	18,590,000	19,173,841	(c)
3.50%	TBA	10,295,000	10,871,283	(c)
4.00%	TBA	3,300,000	3,518,110	(c)
4.50%	TBA	462,000	497,733	(c)
5.00%	TBA	1,083,000	1,168,413	(c)
6.00%	TBA	7,230,000	7,919,109	(c)
Federal National Mortgage Assoc. REMIC
4.00%	03/25/43	1,102,132	146,165	(g,o)

		Principal Amount	Fair Value

Government National Mortgage Assoc.
4.50%	08/15/33 - 05/20/40	$1,457,983	$1,610,859		(h)
5.00%	08/15/33	78,746	85,738		(h)
6.00%	04/15/27 - 09/15/36	443,956	506,985		(h)
6.50%	04/15/19 - 09/15/36	209,800	238,244		(h)
7.00%	10/15/27 - 10/15/36	97,222	113,496		(h)
7.50%	01/15/23 - 11/15/31	17,521	18,896		(h)
8.00%	02/15/30 - 09/15/30	1,288	1,453		(h)
8.50%	10/15/17	4,706	5,008		(h)
9.00%	11/15/16 - 12/15/21	32,739	35,673		(h)
3.00%	TBA	1,960,000	2,048,813		(c)
3.50%	TBA	1,885,000	2,015,477		(c)
4.00%	TBA	6,060,000	6,579,827		(c)
5.00%	TBA	3,700,000	4,023,750		(c)
5.50%	TBA	255,000	279,105		(c)
			104,559,592

Agency Collateralized Mortgage Obligations — 1.1%

Collateralized Mortgage Obligation Trust
0.89%	11/01/18	481	458		(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,389,655	11,983		(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	2,131,989	177,283		(g,o)
4.50%	02/15/18 - 03/15/18	96,355	4,633		(g,h,o)
5.00%	05/15/17 - 02/15/38	192,567	10,822		(g,h,o)
5.50%	06/15/33	113,781	16,047		(g,h,o)
6.40%	08/15/25	871,478	112,010		(g,i)
7.50%	07/15/27	8,444	1,394		(g,h,o)
8.00%	04/15/20	161	172		(h)
Federal Home Loan Mortgage Corp. STRIPS
3.34%	08/01/27	1,975	1,739		(d,f,h)
8.00%	02/01/23 - 07/01/24	7,510	1,476		(g,h,o)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	277,462	7,517		(g,h)
3.50%	08/25/42 - 10/15/42	7,164,210	981,821
3.87%	12/25/22	505	454		(d,f,h)
4.50%	05/25/18	420	—	**	(g,h,o)
5.00%	08/25/17 - 09/25/40	1,604,821	171,761		(g,h,o)
5.80%	07/25/38	435,188	53,515		(g,i)
5.85%	11/25/40	4,048,023	776,881		(g,i)
7.30%	05/25/18	158,176	17,038		(g,h,i)
8.00%	05/25/22	10	249		(g,h,o)
Federal National Mortgage Assoc. STRIPS
1.38%	12/01/34	60,388	57,583		(d,f,h)
4.50%	08/01/35 - 01/01/36	433,006	51,641		(g,h,o)
5.00%	03/25/38 - 05/25/38	257,451	32,486		(g,h,o)
5.50%	12/01/33	51,029	5,798		(g,h,o)
6.00%	01/01/35	207,828	35,400		(g,h,o)
7.50%	11/01/23	41,345	7,836		(g,h,o)
8.00%	08/01/23 - 07/01/24	15,424	3,188		(g,h,o)
8.50%	03/01/17 - 07/25/22	1,296	182		(g,h,o)
9.00%	05/25/22	494	87		(g,h,o)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	$2,807,088	$296,527	(g,h,o)
5.00%	12/20/35 - 09/20/38	2,142,559	186,318	(g,h,o)
5.95%	05/20/40	1,263,215	205,121	(g,h,i)
5.97%	05/20/40	2,240,762	377,229	(g,h,i)
6.40%	12/20/39	2,167,067	317,616	(g,h,i)
			3,924,265

Asset Backed — 0.4%

Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	418,146	429,857	(h)
Ford Credit Auto Lease Trust
1.28%	06/15/16	160,000	159,965
Hertz Vehicle Financing LLC
2.60%	02/25/15	375,000	380,457	(b,h)
5.02%	02/25/15	350,000	359,747	(b)
			1,330,026

Corporate Notes — 34.8%

ABB Finance USA Inc.
1.63%	05/08/17	408,000	413,681
AbbVie Inc.
1.20%	11/06/15	555,000	559,312	(b,h)
1.75%	11/06/17	370,000	374,500	(b,h)
2.00%	11/06/18	446,000	451,316	(b)
2.90%	11/06/22	214,000	214,193	(b)
AES Corp.
8.00%	10/15/17	419,000	492,849
AES Panama S.A.
6.35%	12/21/16	322,000	354,200	(b)
Aetna Inc.
1.50%	11/15/17	353,000	353,848
Agilent Technologies Inc.
5.50%	09/14/15	412,000	455,376	(h)
Agrium Inc.
3.15%	10/01/22	300,000	289,013
Alliance One International Inc.
10.00%	07/15/16	834,000	880,913
ALROSA Finance S.A.
7.75%	11/03/20	200,000	234,190	(b)
Amazon.com Inc.
1.20%	11/29/17	371,000	369,078
2.50%	11/29/22	446,000	434,038
America Movil SAB de C.V.
2.38%	09/08/16	952,000	979,296
American Axle & Manufacturing Inc.
6.25%	03/15/21	163,000	167,075
American Express Credit Corp.
1.75%	06/12/15	283,000	289,164
American Honda Finance Corp.
1.60%	02/16/18	409,000	413,898	(b)
American International Group Inc.
4.88%	06/01/22	568,000	642,572
American Tower Corp. (REIT)
3.50%	01/31/23	312,000	309,444

		Principal Amount	Fair Value

American Tower Trust I (REIT)
1.55%	03/15/43	$644,000	$646,505	(b)
Amgen Inc.
5.38%	05/15/43	375,000	417,165
Amsted Industries Inc.
8.13%	03/15/18	259,000	278,425	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	375,000	454,550
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	689,000	681,112
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	312,000	306,673
5.38%	11/15/14	212,000	227,774	(h)
Archer-Daniels- Midland Co.
4.02%	04/16/43	237,000	226,862
Arizona Public Service Co.
6.25%	08/01/16	214,000	250,264	(h)
Ashland Inc.
3.00%	03/15/16	408,000	414,120	(b)
3.88%	04/15/18	388,000	392,850	(b)
AT&T Inc.
0.77%	02/13/15	265,000	265,532	(d,h)
2.95%	05/15/16	525,000	555,437	(h)
4.35%	06/15/45	800,000	743,710	(b,h)
5.55%	08/15/41	122,000	134,476	(h)
Autodesk Inc.
1.95%	12/15/17	377,000	373,391
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	150,000	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	102,500	(b)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	300,000	309,150	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	106,000	(b)
Bank of America Corp.
2.00%	01/11/18	514,000	511,555
3.30%	01/11/23	759,000	748,419
3.88%	03/22/17	428,000	460,426
5.75%	12/01/17	610,000	705,561	(h)
Barclays Bank PLC
2.25%	05/10/17	1,081,000	1,127,159	(b)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	434,000	442,621
3.00%	05/15/22	284,000	289,479
Berkshire Hathaway Inc.
1.55%	02/09/18	428,000	433,314
4.50%	02/11/43	428,000	431,495
Bombardier Inc.
4.25%	01/15/16	164,000	170,150	(b)
5.75%	03/15/22	42,000	43,103	(b)
7.75%	03/15/20	387,000	445,050	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

BP Capital Markets PLC
2.25%	11/01/16	$164,000	$170,622	(h)
2.50%	11/06/22	875,000	851,673
Caixa Economica Federal
2.38%	11/06/17	450,000	437,175
Calpine Corp.
7.25%	10/15/17	38,000	40,280	(b)
Cardinal Health Inc.
1.70%	03/15/18	300,000	299,076
4.60%	03/15/43	150,000	147,117
Cargill Inc.
6.00%	11/27/17	246,000	293,156	(b,h)
Carnival Corp.
1.20%	02/05/16	428,000	428,547
Case New Holland Inc.
7.88%	12/01/17	222,000	259,740
Caterpillar Financial Services Corp.
1.25%	11/06/17	258,000	258,516
Caterpillar Inc.
1.50%	06/26/17	494,000	501,425
Catholic Health Initiatives
2.95%	11/01/22	202,000	204,017
4.35%	11/01/42	129,000	129,977
CCO Holdings LLC
8.13%	04/30/20	398,000	444,765
Cedar Fair LP
5.25%	03/15/21	164,000	162,975	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	433,609	(b)
Chesapeake Energy Corp.
3.25%	03/15/16	244,000	246,745
Cigna Corp.
2.75%	11/15/16	411,000	433,868	(h)
4.00%	02/15/22	586,000	633,025
5.38%	02/15/42	238,000	269,096
Citigroup Inc.
1.25%	01/15/16	408,000	407,508
4.05%	07/30/22	594,000	613,616
5.00%	09/15/14	759,000	796,973	(h)
6.13%	08/25/36	241,000	275,590	(h)
CityCenter Holdings LLC
7.63%	01/15/16	468,000	502,515
CNA Financial Corp.
5.88%	08/15/20	366,000	430,862
CNH Capital LLC
3.88%	11/01/15	245,000	251,125
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	221,218	(b,h)
Columbus International Inc.
11.50%	11/20/14	100,000	111,500	(b)
Comcast Corp.
2.85%	01/15/23	387,000	385,712
4.25%	01/15/33	204,000	205,350
4.50%	01/15/43	254,000	255,232

		Principal Amount	Fair Value

Comision Federal de Electricidad
4.88%	05/26/21	$200,000	$222,250	(b,h)
Commonwealth Bank of Australia
0.79%	01/15/16	559,000	558,441	(b,d)
ConAgra Foods Inc.
1.90%	01/25/18	420,000	424,152
Constellation Brands Inc.
7.25%	09/01/16	408,000	463,080
Corp Andina de Fomento
4.38%	06/15/22	408,000	442,912
Corp Nacional del Cobre de Chile
4.25%	07/17/42	245,000	224,991	(b)
5.63%	09/21/35	82,000	91,599	(b,h)
COX Communications Inc.
3.25%	12/15/22	159,000	161,526	(b)
4.70%	12/15/42	93,000	91,528	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	438,525	(b,h)
Crown Castle Towers LLC
6.11%	01/15/40	201,000	245,903	(b,h)
CSX Corp.
4.25%	06/01/21	410,000	461,082	(h)
Daimler Finance North America LLC
1.88%	01/11/18	403,000	406,123	(b)
DaVita HealthCare Partners Inc.
5.75%	08/15/22	152,000	157,890
6.38%	11/01/18	371,000	394,651	(h)
DCP Midstream Operating LP
2.50%	12/01/17	203,000	206,087
3.88%	03/15/23	642,000	645,470
DDR Corp. (REIT)
4.63%	07/15/22	502,000	543,024
Delphi Corp.
5.00%	02/15/23	163,000	172,373
Denbury Resources Inc.
4.63%	07/15/23	853,000	823,145
6.38%	08/15/21	314,000	342,260	(h)
8.25%	02/15/20	247,000	276,640	(h)
DENTSPLY International Inc.
2.75%	08/15/16	391,000	406,016
4.13%	08/15/21	387,000	410,733
Diageo Capital PLC
1.50%	05/11/17	578,000	585,971
Diageo Investment Corp.
2.88%	05/11/22	559,000	565,081
DigitalGlobe Inc.
5.25%	02/01/21	408,000	405,450	(b)
DIRECTV Holdings LLC
4.75%	10/01/14	418,000	442,183	(h)
5.15%	03/15/42	287,000	277,360
Discovery Communications LLC
3.25%	04/01/23	214,000	217,124
4.88%	04/01/43	107,000	109,469
4.95%	05/15/42	128,000	131,599

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Dominion Resources Inc.
1.95%	08/15/16	$293,000	$302,152	(h)
DPL Inc.
7.25%	10/15/21	28,000	29,680
DR Horton Inc.
4.38%	09/15/22	308,000	302,610
Duke Energy Corp.
1.63%	08/15/17	409,000	412,622
3.05%	08/15/22	931,000	947,806
Eastman Chemical Co.
2.40%	06/01/17	555,000	576,097	(h)
3.60%	08/15/22	214,000	222,286
eBay Inc.
1.35%	07/15/17	286,000	289,162
2.60%	07/15/22	204,000	203,845
4.00%	07/15/42	245,000	224,787
Ecopetrol S.A.
7.63%	07/23/19	155,000	194,137
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	73,000	81,395	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	103,158	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	279,000	321,547	(h)
Energy Transfer Partners LP
3.60%	02/01/23	637,000	633,891
6.50%	02/01/42	352,000	402,203	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	214,000	205,781
Equinix Inc.
4.88%	04/01/20	96,000	96,720
5.38%	04/01/23	96,000	97,200
European Investment Bank
0.38%	12/15/14	620,000	625,264	(d,h)
4.88%	01/17/17	490,000	563,843	(h)
Exelon Corp.
4.90%	06/15/15	426,000	461,123	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	225,000	241,627	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	481,000	503,827
3.13%	05/15/16	641,000	677,136	(h)
Flextronics International Ltd.
4.63%	02/15/20	163,000	164,630	(b)
Florida Power & Light Co.
4.13%	02/01/42	234,000	238,563	(h)
Ford Motor Co.
4.75%	01/15/43	171,000	159,150
Ford Motor Credit Company LLC
3.00%	06/12/17	630,000	646,116
Forest Oil Corp.
7.25%	06/15/19	371,000	371,000	(h)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	611,000	613,553	(b)
5.45%	03/15/43	428,000	422,990	(b)

		Principal Amount	Fair Value

Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	$174,000	$191,835	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	392,040
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200,000	199,439	(b)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	408,000	454,430	(b)
Genworth Financial Inc.
7.70%	06/15/20	193,000	228,533
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	106,300	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	239,000	249,009	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	462,422	(h)
GTL Trade Finance Inc.
7.25%	10/20/17	367,000	419,114
GXS Worldwide Inc.
9.75%	06/15/15	285,000	295,687
Hanesbrands Inc.
6.38%	12/15/20	609,000	663,049	(h)
Hartford Financial Services Group Inc.
6.63%	03/30/40	270,000	345,093
Hawk Acquisition Sub Inc.
4.25%	10/15/20	245,000	245,306	(b)
Heineken N.V.
1.40%	10/01/17	371,000	369,313	(b)
Hewlett-Packard Co.
2.60%	09/15/17	414,000	417,210
6.00%	09/15/41	111,000	112,980
Hexion US Finance Corp.
6.63%	04/15/20	490,000	491,225	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	534,000	536,088
Hughes Satellite Systems Corp.
6.50%	06/15/19	278,000	305,105	(h)
Huntsman International LLC
4.88%	11/15/20	245,000	246,837	(b)
Hyundai Capital America
1.63%	10/02/15	408,000	410,786	(b,h)
2.13%	10/02/17	207,000	208,686	(b,h)
iGATE Corp.
9.00%	05/01/16	407,000	443,121
Imperial Tobacco Finance PLC
2.05%	02/11/18	535,000	538,360	(b)
3.50%	02/11/23	513,000	517,535	(b)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	400,000	409,500
ING US Inc.
2.90%	02/15/18	342,000	346,890	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Ingles Markets Inc.
8.88%	05/15/17	$73,000	$76,559	(h)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	227,700	(b,h)
Intel Corp.
1.35%	12/15/17	371,000	372,263
2.70%	12/15/22	421,000	417,117
4.25%	12/15/42	185,000	180,714
Invesco Finance PLC
3.13%	11/30/22	585,000	597,040
Jabil Circuit Inc.
4.70%	09/15/22	488,000	486,170
Jefferies Group Inc.
5.13%	01/20/23	131,000	138,700
6.50%	01/20/43	142,000	151,371
John Deere Capital Corp.
3.15%	10/15/21	349,000	368,010	(h)
JPMorgan Chase & Co.
3.20%	01/25/23	1,285,000	1,282,921
KazMunayGas National Company JSC
9.13%	07/02/18	100,000	125,988	(b)
KFW
2.00%	10/04/22	1,020,000	1,005,303	(h)
4.50%	07/16/18	169,000	198,220	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	300,000	304,133
5.00%	08/15/42	117,000	118,609
Kinross Gold Corp.
6.88%	09/01/41	264,000	272,154
Korea National Oil Corp.
2.88%	11/09/15	358,000	372,217	(b,h)
3.13%	04/03/17	425,000	447,397	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	427,000	433,579
2.25%	06/05/17	183,000	189,847
5.00%	06/04/42	118,000	126,521
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	709,000	779,900
Lear Corp.
4.75%	01/15/23	409,000	398,775	(b)
Levi Strauss & Co.
7.63%	05/15/20	440,000	484,000	(h)
Liberty Mutual Group Inc.
6.50%	05/01/42	210,000	239,283	(b)
Linn Energy LLC
6.25%	11/01/19	42,000	42,945	(b)
8.63%	04/15/20	305,000	336,263	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	600,000	678,000
Majapahit Holding BV
7.25%	06/28/17	400,000	464,000	(b)
7.75%	10/17/16	450,000	522,000	(b,h)

		Principal Amount	Fair Value

Marathon Oil Corp.
2.80%	11/01/22	$428,000	$417,806
McDonald’s Corp.
1.88%	05/29/19	433,000	441,100	(h)
Medtronic Inc.
1.38%	04/01/18	430,000	429,999
4.00%	04/01/43	430,000	418,266
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	158,718
MetroPCS Wireless Inc.
6.25%	04/01/21	247,000	251,323	(b)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	495,000	615,242	(h)
Morgan Stanley
3.75%	02/25/23	342,000	345,689
4.75%	03/22/17	271,000	298,919
4.88%	11/01/22	556,000	589,422
5.50%	07/28/21	408,000	467,734
Murphy Oil Corp.
2.50%	12/01/17	203,000	203,842	(h)
3.70%	12/01/22	371,000	360,428	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	273,629	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	600,000	594,980
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	102,620
NCL Corp Ltd.
5.00%	02/15/18	227,000	231,256	(b)
Newfield Exploration Co.
5.63%	07/01/24	662,000	683,515	(h)
5.75%	01/30/22	370,000	395,900	(h)
News America Inc.
6.65%	11/15/37	171,000	211,247	(h)
Nexen Inc.
6.40%	05/15/37	504,000	651,078
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	804,000	834,644	(h)
Nisource Finance Corp.
3.85%	02/15/23	361,000	372,463	(h)
Nomura Holdings Inc.
2.00%	09/13/16	643,000	641,423
Novartis Capital Corp.
2.40%	09/21/22	490,000	487,159	(h)
NYSE Euronext
2.00%	10/05/17	557,000	569,457	(h)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	190,000	209,000	(b,h)
Oglethorpe Power Corp.
5.38%	11/01/40	165,000	188,815	(h)
Omnicom Group Inc.
3.63%	05/01/22	572,000	584,709	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Oracle Corp.
1.20%	10/15/17	$926,000	$927,019	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	330,000	412,801	(h)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100,000	100,900	(b)
PacifiCorp
6.25%	10/15/37	8,000	10,675	(h)
Peabody Energy Corp.
6.25%	11/15/21	219,000	227,760
Petrobras International Finance Co.
2.88%	02/06/15	171,000	174,550	(h)
3.50%	02/06/17	284,000	293,228	(h)
3.88%	01/27/16	187,000	195,693	(h)
Petroleos Mexicanos
5.50%	06/27/44	82,000	84,583
6.00%	03/05/20	160,000	188,800	(h)
6.50%	06/02/41	74,000	87,135
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	316,667	345,167
Petronas Capital Ltd.
5.25%	08/12/19	150,000	174,441	(b,h)
Philip Morris International Inc.
2.50%	05/16/16	413,000	434,665	(h)
3.88%	08/21/42	204,000	189,285
4.13%	03/04/43	214,000	206,674
Plains Exploration & Production Co.
6.50%	11/15/20	203,000	224,315
PNC Bank NA
2.95%	01/30/23	817,000	812,216
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	200,000	268,500	(b)
Pride International Inc.
6.88%	08/15/20	227,000	284,587	(h)
Prudential Financial Inc.
5.20%	03/15/44	329,000	329,823
5.63%	05/12/41	213,000	242,461	(h)
5.63%	06/15/43	290,000	300,150	(h,i)
Range Resources Corp.
5.75%	06/01/21	371,000	397,897	(h)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	408,000	450,840
Revlon Consumer Products Corp.
5.75%	02/15/21	817,000	820,064	(b)
Roche Holdings Inc.
6.00%	03/01/19	222,000	276,101	(b)
Rockies Express Pipeline LLC
3.90%	04/15/15	215,000	216,613	(b)
Rowan Companies Inc.
5.40%	12/01/42	248,000	247,619
Royal Bank of Canada
1.20%	09/19/17	612,000	613,991

		Principal Amount	Fair Value

Royal Bank of Scotland Group PLC
6.40%	10/21/19	$514,000	$613,672
RSI Home Products Inc.
6.88%	03/01/18	408,000	414,120	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	200,000	211,980	(b)
7.75%	05/29/18	400,000	467,000	(b)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	325,000	357,500
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	272,863	(b)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	325,000	346,125	(b)
SCF Capital Ltd.
5.38%	10/27/17	400,000	413,500	(b)
Schlumberger Investment S.A.
2.40%	08/01/22	613,000	604,445	(b)
Seagate HDD Cayman
7.00%	11/01/21	42,000	45,570
Sealed Air Corp.
5.25%	04/01/23	180,000	180,675	(b)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	108,020	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	433,000	451,461	(b)
Smurfit Kappa Acquisitions
4.88%	09/15/18	444,000	452,880	(b)
Standard Chartered PLC
3.95%	01/11/23	400,000	398,376	(b)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	200,000	213,000
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	210,000	212,814	(b)
Talisman Energy Inc.
3.75%	02/01/21	214,000	222,553
6.25%	02/01/38	321,000	362,701
Teva Pharmaceutical Finance company BV
2.95%	12/18/22	324,000	324,835
Textron Inc.
6.20%	03/15/15	374,000	407,380
The ADT Corp.
2.25%	07/15/17	206,000	206,794	(b)
3.50%	07/15/22	250,000	249,225	(b)
4.88%	07/15/42	112,000	106,387	(b)
The Coca-Cola Co.
3.30%	09/01/21	460,000	498,324
The Dow Chemical Co.
4.38%	11/15/42	185,000	177,429

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

The Goldman Sachs Group Inc.
1.60%	11/23/15	$368,000	$371,370
2.38%	01/22/18	1,021,000	1,034,918
3.63%	01/22/23	490,000	493,446
6.75%	10/01/37	431,000	482,974

The Korea Development Bank
3.25%	03/09/16	223,000	235,369	(h)
4.00%	09/09/16	245,000	266,743	(h)
The McClatchy Co.
9.00%	12/15/22	417,000	452,445	(b)
The Potomac Edison Co.
5.35%	11/15/14	178,000	190,695	(h)
The Williams Companies Inc.
3.70%	01/15/23	658,000	653,203
Time Warner Cable Inc.
4.50%	09/15/42	268,000	243,619
Tops Holding Corp.
8.88%	12/15/17	407,000	446,683	(b)
Total Capital Canada Ltd.
1.45%	01/15/18	408,000	411,680
Total Capital International S.A.
1.55%	06/28/17	1,025,000	1,041,685
TransAlta Corp.
4.50%	11/15/22	370,000	375,498
Transnet SOC Ltd.
4.50%	02/10/16	327,000	343,500	(b)
Transocean Inc.
3.80%	10/15/22	107,000	105,408
6.50%	11/15/20	107,000	123,656
Turlock Corp.
1.50%	11/02/17	556,000	557,595	(b)
2.75%	11/02/22	610,000	606,482	(b)
U.S. Bancorp
3.44%	02/01/16	648,000	689,685
Unit Corp.
6.63%	05/15/21	409,000	428,427
United Parcel Service Inc.
2.45%	10/01/22	408,000	405,636
United Rentals North America Inc.
5.75%	07/15/18	408,000	442,170
United Technologies Corp.
4.50%	06/01/42	75,000	79,940
UnitedHealth Group Inc.
2.88%	03/15/23	748,000	747,080
Vail Resorts Inc.
6.50%	05/01/19	583,000	625,632	(h)
Vale Overseas Ltd.
6.25%	01/11/16	239,000	267,254
Ventas Realty LP (REIT)
2.70%	04/01/20	428,000	429,422
Verizon Communications Inc.
2.45%	11/01/22	185,000	174,966
3.85%	11/01/42	292,000	252,548
Viacom Inc.
2.50%	12/15/16	307,000	319,878	(h)

		Principal Amount	Fair Value

Viasystems Inc.
7.88%	05/01/19	$409,000	$427,405	(b)
Visteon Corp.
6.75%	04/15/19	319,000	341,330	(h)
Weatherford International Inc.
6.35%	06/15/17	203,000	232,789
Weatherford International Ltd.
4.50%	04/15/22	341,000	351,264
5.95%	04/15/42	319,000	328,797
6.75%	09/15/40	107,000	117,885
Weingarten Realty Investors (REIT)
3.50%	04/15/23	257,000	255,722
WellPoint Inc.
1.88%	01/15/18	520,000	526,660
3.70%	08/15/21	101,000	106,664
Wells Fargo & Co.
3.45%	02/13/23	514,000	517,454
Windstream Corp.
6.38%	08/01/23	409,000	405,933	(b)
Woodside Finance Ltd.
4.50%	11/10/14	731,000	771,501	(b,h)
WPP Finance 2010
5.13%	09/07/42	137,000	134,846
WPX Energy Inc.
5.25%	01/15/17	408,000	427,380
Xstrata Finance Canada Ltd.
2.45%	10/25/17	470,000	476,399	(b)
4.00%	10/25/22	208,000	209,494	(b)
5.80%	11/15/16	365,947	416,639	(b,h)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	200,000	213,500	(b)
Zoetis Inc.
1.15%	02/01/16	214,000	214,570	(b)
1.88%	02/01/18	214,000	215,380	(b)
3.25%	02/01/23	214,000	217,014	(b)
			126,846,318

Non-Agency Collateralized Mortgage Obligations — 4.7%

Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	200,000	226,067
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	380,000	417,737
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	90,000	104,373
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	180,000	215,674
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	435,000	477,591
5.20%	11/10/42	170,000	182,240

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	$432,805	$462,380
5.40%	03/11/39	70,620	71,272		(h)
5.58%	04/12/38	430,000	476,734
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.58%	04/12/38	220,000	241,797
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.89%	06/11/50	165,000	190,466
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	190,000	215,350
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	210,000	209,013
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	236,173		(h)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	250,000	280,171
Commercial Mortgage Pass- Through Certificates Series 2006-C5
5.34%	12/15/39	100,000	110,045
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	190,000	206,663
Credit Suisse First Boston Mortgage Securities Corp.
5.29%	10/25/35	140,804	2,621
CSMC Mortgage-Backed Trust Series 2006-1
5.43%	02/25/36	24,423	—	**
GS Mortgage Securities Corp. II
2.41%	11/10/45	995,735	151,078
2.80%	11/08/29	100,000	100,048		(b,i)
3.00%	08/10/44	420,000	445,444
3.55%	04/10/34	280,000	294,424		(b)
5.31%	08/10/44	100,000	116,280		(b)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	340,000	383,049
JP Morgan Chase Commercial Mortgage Securities Corp.
1.96%	12/15/47	1,297,801	156,908		(h,i)
4.27%	06/15/45	280,000	305,569		(h)
4.43%	12/15/47	220,000	215,026		(b,h,i)
5.04%	03/15/46	250,000	265,891		(h)
5.34%	08/12/37	765,000	820,304		(h)
5.44%	05/15/45 – 06/12/47	680,000	764,292		(h)
5.79%	02/12/51	550,000	639,838		(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	560,000	643,072

		Principal Amount	Fair Value

LB Commercial Mortgage Trust 2007-C3
5.86%	07/15/44	$430,000	$495,626
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310,000	334,511	(h)
5.16%	02/15/31	450,000	495,236	(h)
5.87%	06/15/38	210,000	238,190	(h)
24.25%	12/15/39	1,792,645	17,412	(b,d,h)
MASTR Alternative Loans Trust
5.00%	08/25/18	67,811	5,858	(g,h,o)
Merrill Lynch
5.49%	07/12/46	200,000	188,416
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,154,869
Morgan Stanley Bank of America Merrill Lynch Trust
4.17%	12/15/48	120,000	108,289	(b)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	630,000	655,083
Morgan Stanley Capital I Trust 2006-IQ11
5.68%	10/15/42	270,000	240,129	(h)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	350,000	384,359
5.27%	10/12/52	150,000	162,765
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	180,000	205,473
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	190,000	220,852
Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	250,000	297,415	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	216,322	(b,h)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	430,000	477,665	(h)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	990,000	1,108,819
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	230,000	258,940
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	100,000	106,493
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	230,188	3,003

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Fair Value

WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	$210,000	$222,441	(b)
			17,225,756

Sovereign Bonds — 1.9%

Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	112,750	(b)
6.37%	06/16/18	286,000	330,330
Gabonese Republic
8.20%	12/12/17	316,000	382,360
Government of Chile
3.63%	10/30/42	148,000	136,752
Government of Dominican Republic
7.50%	05/06/21	200,000	223,600	(b,h)
Government of El Salvador
7.65%	06/15/35	170,000	194,905	(b,h)
Government of Guatemala
4.88%	02/13/28	200,000	195,500	(b)
Government of Hungary
4.13%	02/19/18	164,000	156,620
4.75%	02/03/15	56,000	56,084
6.25%	01/29/20	197,000	201,186	(h)
7.63%	03/29/41	18,000	18,360	(h)
Government of Indonesia
4.88%	05/05/21	200,000	219,000	(b,h)
Government of Israel
3.15%	06/30/23	214,000	211,967
4.50%	01/30/43	200,000	192,250
Government of Lebanon
4.00%	12/31/17	24,500	24,377
5.15%	11/12/18	82,000	81,590
6.10%	10/04/22	82,000	82,820
Government of Lithuania
6.75%	01/15/15	100,000	108,300	(b,h)
Government of Mexico
4.75%	03/08/44	312,000	323,700
5.75%	10/12/49	74,000	81,178
6.05%	01/11/40	82,000	101,475
Government of Namibia
5.50%	11/03/21	200,000	221,000	(b)
Government of Panama
6.70%	01/26/36	53,000	70,623	(h)
Government of Peru
6.55%	03/14/37	242,000	327,910	(h)
7.35%	07/21/25	100,000	141,150	(h)
Government of Philippines
4.00%	01/15/21	100,000	110,500
6.38%	01/15/32	100,000	129,125

		Principal Amount	Fair Value

Government of Poland
3.00%	03/17/23	$68,000	$65,858
5.00%	03/23/22	218,000	249,050
6.38%	07/15/19	38,000	46,685
Government of Romania
4.38%	08/22/23	122,000	119,460		(b)
6.75%	02/07/22	156,000	181,545		(b)
Government of South Africa
6.25%	03/08/41	100,000	121,250
Government of Sri Lanka
7.40%	01/22/15	100,000	106,500		(b,h)
Government of Turkey
3.25%	03/23/23	200,000	188,500
5.13%	03/25/22	100,000	110,000
6.88%	03/17/36	74,000	91,205
Government of Uruguay
6.88%	09/28/25	179,399	236,807
Government of Vietnam
1.26%	03/12/16	20,609	19,028		(i)
Government of Zambia
5.38%	09/20/22	200,000	198,500		(b)
Republic of Serbia
5.25%	11/21/17	300,000	309,000		(b)
Russian Foreign Bond — Eurobond
3.25%	04/04/17	400,000	418,500		(b)
7.50%	03/31/30	57,345	71,037		(j)
			6,968,337

Municipal Bonds and Notes — 0.5%

American Municipal Power Inc.
6.27%	02/15/50	295,000	352,392
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	397,253		(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	524,270		(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	305,061
State of California
5.70%	11/01/21	290,000	351,712
			1,930,688

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	333,269	—	**	(c,m,p)

Total Bonds and Notes (Cost $347,916,349)			353,764,761

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2013 (Unaudited)

	Fair Value
Short-Term Investments — 18.7%

GE Institutional Money Market Fund - Investment Class 0.04% (Cost $68,158,736)	$68,158,736	(d,k)

Total Investments (Cost $416,075,085)	421,923,497

Liabilities in Excess of Other Assets, net — (15.7)%	(57,106,549)

NET ASSETS — 100.0%	$364,816,948

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr U.S. Treasury Note Futures	June 2013	163	$35,933,860	$273
5 Yr U.S. Treasury Note Futures	June 2013	155	19,228,477	12,296

				$12,569

The Fund had the following short futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2013	141	$(22,220,719)	$58,831
10 Yr. U.S. Treasury Notes Futures	June 2013	263	(34,711,891)	(139,348)
30 Yr U.S. Treasury Bond Futures	June 2013	23	(3,322,781)	(27,104)

				$(107,621)

				$(95,052)

See Notes to Schedules of Investments and Notes to Financial Statements.

Money Market Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class Shares), professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have prepared an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period,” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2012 - March 31, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,000.30	0.55
Service Class	1,000.00	1,000.00	0.85
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,024.38	0.56
Service Class	1,000.00	1,024.08	0.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.11% for Investment Class shares and 0.17% for Service Class shares (for the period October 1, 2012 - March 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Money Market Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments.

Sector Allocation

as a % of Fair Value of $690,190 (in thousands) on March 31, 2013

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Fund

Schedule of Investments	March 31, 2013 (Unaudited)

Money Market Fund

		Principal Amount	Amortized Cost
Short-Term Investments — 99.3%†

U.S. Treasuries — 22.6%

United States Treasury Bills
0.08%	04/25/13	$25,100,000	$25,098,745	(d)
United States Treasury Notes
0.38%	07/31/13	23,500,000	23,522,215
0.50%	05/31/13	22,950,000	22,962,268
0.63%	04/30/13	15,750,000	15,756,453
0.75%	08/15/13	26,150,000	26,212,453
1.13%	06/15/13	18,450,000	18,488,828
1.38%	05/15/13	16,100,000	16,124,829
3.13%	04/30/13	8,900,000	8,921,564
			157,087,355

U.S. Government Agency Obligations — 21.2%

Fannie Mae Discount Notes
0.09%	05/20/13	13,950,000	13,948,291	(d)
0.11%	07/15/13	11,400,000	11,396,509	(d)
0.12%	06/12/13	6,500,000	6,498,440	(d)
0.16%	04/01/13	4,650,000	4,650,000	(d)
Federal Home Loan Bank Discount Notes
0.07%	04/05/13	5,750,000	5,749,955	(d)
0.08%	04/19/13	16,650,000	16,649,317	(d)
0.09%	06/19/13	11,950,000	11,947,640	(d)
0.13%	04/17/13	26,750,000	26,748,454	(d)
Federal Home Loan Banks
0.12%	08/19/13	5,400,000	5,399,584
0.14%	06/17/13	10,450,000	10,449,887
Federal Home Loan Mortgage Corp
0.15%	06/17/13	6,350,000	6,349,927	(i)
Freddie Mac Discount Notes
0.08%	05/06/13	12,150,000	12,149,031	(d)
0.13%	04/15/13	7,799,000	7,798,606	(d)
0.14%	06/17/13	7,450,000	7,447,769	(d)
			147,183,410

Commercial Paper — 14.3%

BHP Billiton Finance USA Ltd
0.14%	04/02/13	6,600,000	6,599,974	(d)
0.15%	04/22/13	7,400,000	7,399,352	(d)
Commonwealth Bank of Australia
0.22%	05/08/13	17,900,000	17,899,898	(i)
DNB Bank ASA
0.21%	06/18/13	10,450,000	10,445,245	(d)
JPMorgan Chase & Co
0.23%	08/12/13	4,000,000	3,996,601	(d)
0.25%	04/08/13	10,150,000	10,149,507	(d)
KFW
0.20%	07/05/13	13,750,000	13,742,743	(b,d)

		Principal Amount	Amortized Cost

Nordea Bank AB
0.19%	06/11/13	$10,800,000	$10,795,953	(d)
Procter & Gamble Co/The
0.16%	08/01/13	11,450,000	11,443,792	(d)
Wal-Mart Stores Inc.
0.13%	06/19/13	6,950,000	6,948,017	(d)
			99,421,082

Repurchase Agreement — 17.3%

Barclays Capital Inc. U.S. Treasury Repo 0.15% dated 03/31/13, to be repurchased at $46,900,781.67 on 04/01/13 collateralized by $47,838,037.98 U.S.Treasury Bond, 0.75% , maturing on 06/30/17. 04/01/13		46,900,000	46,900,000
Deutsche Bank Securities, Inc. Gov Agcy Repo 0.20% dated 03/31/13, to be repurchased at $11,700,260 on 04/01/13 collateralized by $ 11,934,865.80 U.S. Government Agency Bond, 0.00% , maturing on 09/16/13. 04/01/13		11,700,000	11,700,000
Goldman Sachs & Co. Gov Agcy Repo 0.18% dated 03/31/13, to be repurchased at $ 33,200,664.00 on 04/01/13 collateralized by $ 33,864,095.77 U.S. Government Agency Bond, 5.13%, 0.00%, 4.13%, 0.40%, and 0.21% , maturing on 01/2/14, 03/15/31, 12/13/19,07/2/14, 01/20/15 respectively. 04/01/13		33,200,000	33,200,000
HSBC Securities (USA) Inc. Gov Agcy Repo 0.17% dated 03/31/13, to be repurchased at $ 2,540,047.98 on 04/01/13 collateralized by $ 2,593,548.18 U.S. Government Agency Bond, 0.60% , maturing on 08/28/13. 04/01/13		2,540,000	2,540,000
J.P. Morgan Securities LLC 1Wk U.S. Treasury Repo 0.12% dated 03/31/13, to be repurchased at $26,100,609 on 04/01/13 collateralized by $26,622,025.37 U.S.Treasury Bond, 6.13% , maturing on 11/15/27. 04/03/13		26,100,000	26,100,000
			120,440,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Money Market Fund

Schedule of Investments	March 31, 2013 (Unaudited)

		Principal Amount	Amortized Cost

Corporates — 5.8%

Johnson & Johnson
0.70%	05/15/13	$5,050,000	$5,053,060
Novartis Capital Corp
1.90%	04/24/13	6,250,000	6,256,431
Royal Bank of Canada
1.13%	01/15/14	4,450,000	4,478,938
Westpac Banking Corp
0.66%	09/16/13	11,400,000	11,422,160	(b,i)
World Bank Discount Notes
0.12%	05/09/13	13,250,000	13,248,322	(d)
			40,458,911

Certificate of Deposit — 17.2%

Bank of Montreal
0.18%	04/04/13	11,050,000	11,050,000
Bank of Nova Scotia/Houston
0.28%	06/13/13	17,900,000	17,900,000	(i)
Barclays PLC
0.18%	04/15/13	13,650,000	13,650,000
National Australia Bank Ltd/New York
0.23%	04/30/13	17,450,000	17,450,000	(i)

Royal Bank of Canada/New York NY
0.42%	04/10/13	11,600,000	11,600,000	(i)
Skandinaviska Enskilda Banken AB
0.30%	04/08/13	13,300,000	13,300,000
Svenska Handelsbanken AB
0.22%	04/30/13	8,600,000	8,600,035
0.28%	04/15/13	10,550,000	10,550,000
Toronto Dominion Bank
0.19%	04/16/13	15,650,000	15,650,000
			119,750,035

Time Deposit — 0.9%

State Street Corp
0.01%	04/01/13	5,849,540	5,849,540	(e)

Total Short-Term Investments — 99.3% (Cost $690,190,333)			690,190,333

Other Assets and Liabilities, net — 0.7%			4,663,551

NET ASSETS — 100.0%			$694,853,884

See Notes to Schedules of Investments and Notes to Financial Statements.

Notes to Schedules of Investments	March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to $26,473,334, $38,966,043 and $25,164,903 or 3.34%, 10.68% and 3.62% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2013.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(l)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Security is Fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

*	Less than 0.05%

**	Amount is less than $ 0.50.

†	Percentages are based on net assets as of March 31, 2013.

††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Equity Fund
	Investment Class												Service Class
	3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
Inception date											11/25/97												1/3/01
Net asset value, beginning of period	$12.90		$10.07		$10.50		$10.18		$10.73		$14.67		$13.12		$10.24		$10.67		$10.24		$10.71		$14.64
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16	*	0.13		0.13		0.14		0.16		0.10		0.14	*	0.10	*	0.11	*	0.13	*	0.14
Net realized and unrealized gains (losses) on investments	1.23		2.80	*	(0.42)		0.32		(0.54)		(2.50)		1.26		2.84	*	(0.41)	*	0.32	*	(0.48)	*	(2.51)
Total income (loss) from investment operations	1.35		2.96		(0.29)		0.45		(0.40)		(2.34)		1.36		2.98		(0.31)		0.43		(0.35)		(2.37)
Less distributions from:
Net investment income (loss)	0.20		0.13		0.14		0.13		0.15		0.18		0.17		0.10		0.12		—		0.12		0.14
Net realized gains	—		—		—		—		—		1.42		—		—		—		—		—		1.42
Total distributions	0.20		0.13		0.14		0.13		0.15		1.60		0.17		0.10		0.12		—		0.12		1.56
Net asset value, end of period	$14.05		$12.90		$10.07		$10.50		$10.18		$10.73		$14.31		$13.12		$10.24		$10.67		$10.24		$10.71
TOTAL RETURN (a)	10.63%		29.68%		(2.92)%		4.40%		(3.26)%		(17.63)%		10.49%		29.33%		(3.08)%		4.20%		(2.89)%		(17.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$714,687		$658,065		$522,532		$421,381		$432,050		$462,644		$3,430		$3,133		$2,402		$2,682		$170		$22,253
Ratios to average net assets:
Net investment income (loss)	1.81%		1.39%		1.13%		1.24%		1.61%		1.21%		1.56%		1.14%		0.87%		1.11%		1.80%		0.96%
Net Expenses	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.37%	(b)	0.36%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.62%	(b)	0.61%	(b)
Gross Expenses	0.36%		0.37%		0.37%		0.37%		0.38%		0.37%		0.61%		0.62%		0.62%		0.62%		0.63%		0.62%
Portfolio turnover rate	15%		71%		44%		41%		51%		55%		15%		71%		44%		41%		51%		55%

See Notes to Financial Highlights and Notes to Financial Statements.

S&P 500 Index Fund
Investment Class												Service Class
3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
										11/25/97												9/30/05

$13.71		$10.91		$10.98		$10.18		$11.23		$14.69		$13.97		$10.86		$10.93		$10.14		$11.19		$14.64

0.16		0.26	*	0.23	*	0.21	*	0.23		0.26		0.16		0.22	*	0.20	*	0.17	*	0.22		0.24

1.20		2.95	*	(0.09)	*	0.80	*	(1.03)		(3.46)		1.20		2.98	*	(0.09)	*	0.80	*	(1.04)		(3.46)

1.36		3.21		0.14		1.01		(0.80)		(3.20)		1.36		3.20		0.11		0.97		(0.82)		(3.22)

0.27		0.41		0.21		0.21		0.25		0.26		0.24		0.09		0.18		0.18		0.23		0.23
—		—		—		—		—		—		—		—		—		—		—		—
0.27		0.41		0.21		0.21		0.25		0.26		0.24		0.09		0.18		0.18		0.23		0.23

$14.80		$13.71		$10.91		$10.98		$10.18		$11.23		$15.09		$13.97		$10.86		$10.93		$10.14		$11.19
10.11%		30.07%		1.07%		9.96%		(6.51)%		(22.13)%		9.93%		29.65%		0.88%		9.60%		(6.84)%		(22.28)%

$35,951		$31,997		$25,664		$36,361		$35,332		$119,460		$4,689		$4,496		$1,742		$30,146		$939		$1,087

2.24%		2.03%		1.86%		1.97%		2.75%		2.03%		1.98%		1.76%		1.60%		1.67%		2.44%		1.79%
0.15%	(b)	0.15%	(b)	0.15%	(b)	0.15%	(b)	0.16%	(b)	0.15%	(b)	0.40%	(b)	0.40%	(b)	0.36%	(b)	0.40%	(b)	0.41%	(b)	0.40%	(b)
0.15%		0.16%		0.16%		0.15%		0.16%		0.15%		0.40%		0.41%		0.40%		0.40%		0.41%		0.40%

1%		11%		4%		13%		17%		17%		1%		11%		4%		13%		17%		17%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Large-Cap Core Equity Fund
	Investment Class												Service Class
	3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
Inception date											2/2/00												9/30/05
Net asset value, beginning of period	$10.94		$8.76		$9.11		$8.68		$9.60		$12.43		$10.87		$8.71		$9.06		$8.65		$9.58		$12.40
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.18		0.16	*	0.17		0.16		0.16		0.08		0.17		0.14	*	0.15	*	0.14		0.14
Net realized and unrealized gains (losses) on investments	0.95		2.25		(0.35)	*	0.40		(0.75)		(1.88)		0.96		2.22		(0.35)	*	0.40	*	(0.75)		(1.87)
Total income (loss) from investment operations	1.06		2.43		(0.19)		0.57		(0.59)		(1.72)		1.04		2.39		(0.21)		0.55		(0.61)		(1.73)
Less distributions from:
Net investment income (loss)	0.25		0.14		0.16		0.14		0.17		0.14		0.22		0.12		0.14		0.14		0.16		0.12
Net realized gains	1.20		0.11		—		—		0.16		0.97		1.20		0.11		—		—		0.16		0.97
Total distributions	1.45		0.25		0.16		0.14		0.33		1.11		1.42		0.23		0.14		0.14		0.32		1.09
Net asset value, end of period	$10.55		$10.94		$8.76		$9.11		$8.68		$9.60		$10.49		$10.87		$8.71		$9.06		$8.65		$9.58
TOTAL RETURN (a)	11.34%		28.27%		(2.32)%		6.64%		(5.27)%		(15.02)%		11.22%		27.88%		(2.54)%		6.35%		(5.50)%		(15.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$83,373		$185,990		$159,556		$121,524		$121,866		$95,082		$3,583		$3,191		$2,769		$2,549		$713		$32
Ratios to average net assets:
Net investment income (loss)	1.91%		1.80%		1.63%		1.91%		2.20%		1.45%		1.54%		1.55%		1.37%		1.72%		1.76%		1.20%
Net Expenses	0.42%	(b)	0.39%	(b)	0.39%	(b)	0.41%	(b)	0.43%	(b)	0.42%	(b)	0.67%	(b)	0.64%	(b)	0.64%	(b)	0.66%	(b)	0.67%	(b)	0.67%	(b)
Gross Expenses	0.42%		0.39%		0.40%		0.41%		0.43%		0.43%		0.67%		0.64%		0.65%		0.66%		0.68%		0.67%
Portfolio turnover rate	21%		83%		44%		56%		62%		62%		21%		83%		44%		56%		62%		62%

See Notes to Financial Highlights and Notes to Financial Statements.

Premier Growth Equity Fund
Investment Class												Service Class
3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
										10/29/99												1/3/01

$10.83		$8.05		$8.03		$7.60		$9.59		$12.46		$10.74		$7.98		$7.95		$7.53		$9.53		$12.41

0.08		0.10	*	0.06		0.04	*	0.06		0.07		0.07	*	0.07	*	0.04	*	0.02	*	(0.10)		0.64

0.78		2.77	*	(0.01)		0.44	*	(0.85)		(1.76)		0.77	*	2.76	*	(0.01)	*	0.45	*	(0.71)		(2.41)

0.86		2.87		0.05		0.48		(0.79)		(1.69)		0.84		2.83		0.03		0.47		(0.81)		(1.77)

0.14		0.09		0.03		0.05		0.09		0.07		0.12		0.07		—		0.05		0.08		—
—		—		—		—		1.11		1.11		—		—		—		—		1.11		1.11
0.14		0.09		0.03		0.05		1.20		1.18		0.12		0.07		—		0.05		1.19		1.11

$11.55		$10.83		$8.05		$8.03		$7.60		$9.59		$11.46		$10.74		$7.98		$7.95		$7.53		$9.53
8.04%		35.95%		0.64%		6.39%		(3.22)%		(14.62)%		7.87%		35.65%		0.38%		6.20%		(3.52)%		(15.30)%

$262,964		$257,923		$221,273		$246,218		$249,573		$268,005		$2,802		$2,148		$1,692		$3,157		$3,098		$3,014

1.54%		0.98%		0.66%		0.55%		0.91%		0.69%		1.29%		0.73%		0.41%		0.30%		0.66%		0.24%
0.38%	(b)	0.38%	(b)	0.38%	(b)	0.38%	(b)	0.39%	(b)	0.37%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)	0.64%	(b)	0.62%	(b)
0.38%		0.38%		0.38%		0.38%		0.40%		0.37%		0.63%		0.63%		0.63%		0.63%		0.65%		0.62%

11%		15%		26%		21%		24%		28%		11%		15%		26%		21%		24%		28%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Small-Cap Equity Fund
	Investment Class												Service Class
	3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
Inception date											8/3/98												9/30/05
Net asset value, beginning of period	$16.80		$13.05		$12.61		$11.11		$12.35		$16.51		$16.87		$13.11		$12.69		$11.17		$12.31		$16.47
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.04		0.05		0.03		0.05		0.10		0.03	*	0.00	(c)	0.01	*	—	*	0.12		0.06
Net realized and unrealized gains (losses) on investments	2.46		3.86		0.40		1.51		(1.20)		(2.67)		2.48	*	3.87		0.41	*	1.52	*	(1.25)		(2.67)
Total income (loss) from investment operations	2.52		3.90		0.45		1.54		(1.15)		(2.57)		2.51		3.87		0.42		1.52		(1.13)		(2.61)
Less distributions from:
Net investment income (loss)	0.07		0.06		0.01		0.04		0.09		0.08		0.04		0.02		—		0.00	(c)	0.01		0.04
Net realized gains	1.30		0.09		—		—		—		1.51		1.30		0.09		—		—		—		1.51
Total distributions	1.37		0.15		0.01		0.04		0.09		1.59		1.34		0.11		0.00	(c)	0.00	(c)	0.01		1.55
Net asset value, end of period	$17.95		$16.80		$13.05		$12.61		$11.11		$12.35		$18.04		$16.87		$13.11		$12.69		$11.17		$12.31
TOTAL RETURN (a)	16.09%		30.03%		3.53%		13.91%		(9.07)%		(16.86)%		15.93%		29.63%		3.31%		13.61%		(9.20)%		(17.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,110,487		$966,702		$759,833		$722,935		$609,835		$635,849		$77		$44		$32		$28		$28		$87
Ratios to average net assets:
Net investment income (loss)	0.66%		0.27%		0.31%		0.24%		0.51%		0.68%		0.38%		0.04%		0.07%		(0.01)%		0.34%		0.43%
Net Expenses	0.88%	(b)	0.89%	(b)	0.89%	(b)	0.89%	(b)	0.91%	(b)	0.60%	(b)	1.13%	(b)	1.14%	(b)	1.13%	(b)	1.14%	(b)	1.16%	(b)	0.85%	(b)
Gross Expenses	0.89%		0.90%		0.89%		0.91%		0.93%		0.61%		1.14%		1.15%		1.14%		1.16%		1.18%		0.86%
Portfolio turnover rate	19%		36%		46%		46%		49%		73%		19%		36%		46%		46%		49%		73%

See Notes to Financial Highlights and Notes to Financial Statements.

International Equity Fund
Investment Class												Service Class
3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
										11/25/97												1/3/01

$10.68		$9.25		$10.90		$10.90		$13.51		$19.96		$10.59		$9.17		$10.80		$10.83		$13.44		$19.88

0.05	*	0.20	*	0.23		0.20	*	0.20		0.43		0.04	*	0.14	*	0.19		0.17	*	0.00		0.54

0.98	*	1.47	*	(1.70)		0.01	*	(1.32)		(5.31)		0.97	*	1.49	*	(1.68)		0.00	*	(1.13)		(5.44)

1.03		1.67		(1.47)		0.21		(1.12)		(4.88)		1.01		1.63		(1.49)		0.17		(1.13)		(4.90)

0.24		0.24		0.18		0.21		0.38		0.31		0.20		0.21		0.14		0.20		0.37		0.28
—		—		—		—		1.11		1.26		—		—		—		—		1.11		1.26
0.24		0.24		0.18		0.21		1.49		1.57		0.20		0.21		0.14		0.20		1.48		1.54

$11.47		$10.68		$9.25		$10.90		$10.90		$13.51		$11.40		$10.59		$9.17		$10.80		$10.83		$13.44
9.71%		18.43%		(13.83)%		1.93%		(5.34)%		(26.41)%		9.56%		18.11%		(14.01)%		1.57%		(5.52)%		(26.60)%

$1,857,134		$1,984,087		$1,876,948		$2,289,643		$2,038,051		$1,892,548		$112,087		$119,576		$344,024		$486,064		$546,589		$53,692

0.88%		2.03%		1.95%		1.85%		2.44%		2.62%		0.63%		1.39%		1.68%		1.64%		2.29%		2.78%
0.56%	(b)	0.56%	(b)	0.55%	(b)	0.56%	(b)	0.55%	(b)	0.55%	(b)	0.81%	(b)	0.81%	(b)	0.80%	(b)	0.81%	(b)	0.80%	(b)	0.80%	(b)
0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.81%		0.81%		0.81%		0.81%		0.80%		0.81%

25%		50%		41%		49%		41%		38%		25%		50%		41%		49%		41%		38%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Strategic Investment Fund
	Investment Class												Service Class
	3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
Inception date											10/29/99												9/30/05
Net asset value, beginning of period	$11.88		$10.23		$10.71		$10.18		$10.62		$13.45		$11.80		$10.17		$10.58		$10.12		$10.57		$13.42
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	*	0.22		0.18		0.17		0.26		0.07	*	0.18	*	0.19	*	0.11	*	0.16		0.18
Net realized and unrealized gains (losses) on investments	0.67		1.66	*	(0.51)		0.52		(0.32)		(2.32)		0.66	*	1.66	*	(0.50)	*	0.50	*	(0.33)		(2.27)
Total income (loss) from investment operations	0.76		1.88		(0.29)		0.70		(0.15)		(2.06)		0.73		1.84		(0.31)		0.61		(0.17)		(2.09)
Less distributions from:
Net investment income (loss)	0.23		0.23		0.19		0.17		0.25		0.25		0.20		0.21		0.10		0.15		0.24		0.24
Net realized gains	—		—		—		—		0.04		0.52		—		—		—		—		0.04		0.52
Total distributions	0.23		0.23		0.19		0.17		0.29		0.77		0.20		0.21		0.10		0.15		0.28		0.76
Net asset value, end of period	$12.41		$11.88		$10.23		$10.71		$10.18		$10.62		$12.33		$11.80		$10.17		$10.58		$10.12		$10.57
TOTAL RETURN (a)	6.50%		18.67%		(2.85)%		6.89%		(0.80)%		(16.13)%		6.29%		18.39%		(3.04)%		6.09%		(1.04)%		(16.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$792,151		$742,918		$629,230		$659,553		$570,071		$522,383		$65		$61		$34		$37		$637		$715
Ratios to average net assets:
Net investment income (loss)	1.51%		1.93%		1.95%		1.83%		2.04%		2.24%		1.26%		1.69%		1.70%		1.17%		1.81%		1.87%
Net Expenses	0.34%	(b)	0.34%	(b)	0.34%	(b)	0.32%	(b)	0.31%	(b)	0.34%	(b)	0.59%	(b)	0.59%	(b)	0.59%	(b)	0.57%	(b)	0.56%	(b)	0.57%	(b)
Gross Expenses	0.36%		0.36%		0.36%		0.36%		0.36%		0.36%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Portfolio turnover rate	69%		188%		187%		152%		177%		177%		69%		188%		187%		152%		177%		177%

See Notes to Financial Highlights and Notes to Financial Statements.

Income Fund
Investment Class												Service Class
3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08		3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09		9/30/08
										11/21/97												9/30/05

$10.01		$9.73		$9.51		$9.06		$8.94		$9.29		$10.23		$9.94		$9.70		$9.25		$9.12		$9.30

0.07		0.25		0.34		0.35		0.37		0.43		0.05		0.24		0.32		0.32	*	0.36		0.37

(0.26)		0.44		0.22		0.47		0.13		(0.35)		(0.25)		0.44		0.24		0.49	*	0.14		(0.14)

(0.19)		0.69		0.56		0.82		0.50		0.08		(0.20)		0.68		0.56		0.81		0.50		0.23

0.07		0.26		0.34		0.37		0.37		0.43		0.06		0.24		0.32		0.36		0.36		0.41
0.15		0.15		—		—		0.01		—		0.15		0.15		—		—		0.01		—
0.22		0.41		0.34		0.37		0.38		0.43		0.21		0.39		0.32		0.36		0.37		0.41

$9.60		$10.01		$9.73		$9.51		$9.06		$8.94		$9.82		$10.23		$9.94		$9.70		$9.25		$9.12
0.22%		7.28%		6.01%		9.24%		5.88%		0.80%		0.12%		7.02%		5.91%		8.87%		5.59%		2.41%

$364,528		$372,643		$375,669		$397,055		$360,894		$324,385		$289		$320		$306		$268		$276		$453

1.66%		2.58%		3.59%		3.72%		4.29%		4.64%		1.41%		2.33%		3.33%		3.47%		4.09%		4.06%
0.20%	(b)	0.21%	(b)	0.20%	(b)	0.18%	(b)	0.20%	(b)	0.20%	(b)	0.45%	(b)	0.46%	(b)	0.45%	(b)	0.44%	(b)	0.45%	(b)	0.43%	(b)
0.23%		0.23%		0.23%		0.23%		0.23%		0.23%		0.48%		0.48%		0.48%		0.48%		0.48%		0.47%

167%		403%		393%		383%		357%		485%		167%		403%		393%		383%		357%		485%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Money Market Fund
	Investment Class										Service Class
	3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09	9/30/08	3/31/13†		9/30/12		9/30/11		9/30/10		9/30/09	9/30/08
Inception date										12/2/97										9/30/05
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.03	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.03
Total income from investment operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.03	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.03
Less distributions from:
Net investment income (loss)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.03	0.00	(c)	0.00	(c)	0.00	(c)	—		0.01	0.03
Total distributions	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.03	0.00	(c)	0.00	(c)	0.00	(c)	—		0.01	0.03
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
TOTAL RETURN (a)	0.03%		0.07%		0.08%		0.04%		0.80%	3.25%	0.00%		0.00%		0.00%		0.00%		0.56%	2.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$694,843		$841,001		$751,565		$20,656		$31,040	$29,071	$11		$11		$11		$11		$11	$11
Ratios to average net assets:
Net investment income (loss)	0.05%		0.07%		0.11%		0.05%		0.80%	3.18%	0.00%		0.00%		0.00%		0.00%		0.55%	2.94%
Net Expenses	0.11%	(d)	0.11%	(d)	0.11%	(d)	0.23%	(d)	0.24%	0.25%	0.17%	(d)	0.18%	(d)	0.24%	(d)	0.27%	(d)	0.48%	0.50%
Gross Expenses	0.11%		0.11%		0.11%		0.25%		0.24%	0.25%	0.36%		0.36%		0.36%		0.49%		0.48%	0.50%

See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund.

(c)	Less than $0.005

(d)	GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.00%. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice.

*	Average shares method used.

†	Unaudited

See Notes to Financial Highlights and Notes to Financial Statements.

Statements of Assets and Liabilities March 31, 2013 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

ASSETS
Investments in securities, at Fair Value (cost $588,759,048; $30,024,185; $71,735,506; $179,587,192; $820,846,620; $1,603,119,449; $623,661,976; $347,916,349 and $0, respectively)	$711,110,282	$39,334,009	$84,899,328
Short-term Investments at Amortized Cost	—	—	—
Short-term affiliated investments at Amortized Cost	6,985,953	1,173,165	1,982,047
Repurchase Agreements	—	—	—
Cash	195,590	11,976	15,838
Restricted cash	—	33,050
Receivable for investments sold	576,369	—	—
Income receivables	528,585	49,301	129,598
Receivable for fund shares sold	87,827	31,106	60,575
Variation margin receivable	—	22,960	5,605
Other Assets	—	—	50
Total assets	719,484,606	40,655,567	87,093,041
LIABILITIES
Payable for investments purchased	971,166	10,150	88,270
Payable for fund shares redeemed	134,931	—	15,556
Payable to GEAM	217,803	4,993	31,815
Accrued other expenses	5,141	388	685
Variation margin payable	38,470	—	—
Other liabilities	—	—	—
Total liabilities	1,367,511	15,531	136,326
NET ASSETS	$718,117,095	$40,640,036	$86,956,715
NET ASSETS CONSIST OF:
Capital paid in	615,051,347	58,590,711	61,331,065
Undistributed (distribution in excess of) net investment income	2,086,656	173,899	122,728
Accumulated net realized gain (loss)	(21,270,981)	(27,457,077)	12,322,710
Net unrealized appreciation (depreciation) on:
Investments	122,351,234	9,309,824	13,163,822
Futures	(101,161)	22,679	16,390
Foreign currency related transaction	—	—	—
NET ASSETS	$718,117,095	$40,640,036	$86,956,715
Investment Class:
Net assets	$714,687,366	$35,950,710	$83,373,449
Shares outstanding( $.001 par value; unlimited shares authorized)	50,855,083	2,429,855	7,906,106
Net asset value, offering and redemption price per share	$14.05	$14.80	$10.55
Service Class:
Net assets	$3,429,729	$4,689,327	$3,583,266
Shares outstanding( $.001 par value; unlimited shares authorized)	239,709	310,656	341,715
Net asset value, offering and redemption price per share	$14.31	$15.09	$10.49

See Notes to Financial Statements.

Premier Growth Equity Fund	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund	Money Market Fund

$252,819,231	$1,043,096,260	$1,873,667,359	$706,719,756	$353,764,761	$—
—	—	—	—	—	569,750,333
12,844,484	70,887,251	98,837,085	129,426,950	68,158,736	—
—	—	—	—	—	120,440,000
135,109	229,952	4,349,595	386,327	686	16,894
—	1,080,000	2,600,000	300,000	—	—
229,188	1,864,075	34,160,937	7,911,745	8,459,649	—
83,850	904,654	8,660,094	2,273,964	2,146,166	516,257
38,500	31,265	303,681	16,837	27,572	13,254,527
15,045	35,442	92,155	255,340	109,640	—
—	—	—	1,003	—	—
266,165,407	1,118,128,899	2,022,670,906	847,291,922	432,667,210	703,978,011

267,061	6,428,801	51,648,022	54,593,699	67,716,952	—
47,299	316,265	674,135	230,544	66,740	9,051,146
83,024	812,321	922,001	225,162	62,847	63,811
—	7,755	26,469	6,851	3,723	9,170
—	—	178,590	20,456	—	—
2,456	—	831	—	—	—
399,840	7,565,142	53,450,048	55,076,712	67,850,262	9,124,127
$265,765,567	$1,110,563,757	$1,969,220,858	$792,215,210	$364,816,948	$694,853,884

195,512,041	851,317,093	2,234,365,937	716,381,148	360,128,525	695,057,521

366,865	415,325	6,732,328	1,852,666	(830,130)	—
(3,388,033)	36,356,015	(542,247,885)	(9,577,812)	(234,807)	(203,637)

73,232,039	222,249,639	270,547,910	83,057,780	5,848,412	—
42,655	225,685	(97,359)	506,546	(95,052)	—
—	—	(80,073)	(5,118)	—	—
$265,765,567	$1,110,563,757	$1,969,220,858	$792,215,210	$364,816,948	$694,853,884

$262,963,760	$1,110,486,612	$1,857,133,615	$792,150,703	$364,527,592	$694,842,553

22,767,728	61,856,633	161,884,005	63,851,126	37,951,985	695,112,339
$11.55	$17.95	$11.47	$12.41	$9.60	$1.00

$2,801,807	$77,145	$112,087,243	$64,507	$289,356	$11,331

244,533	4,275	9,830,194	5,230	29,478	11,342
$11.46	$18.04	$11.40	$12.33	$9.82	$1.00

Statements of Operations For the period ended March 31, 2013 (Unaudited)	U.S Equity Fund	S&P Index Fund	U.S. Large-Cap Core Equity Fund

INVESTMENT INCOME

Income
Dividend	$7,352,597	$442,450	$1,409,870
Interest	12,724	6,015	4,068
Interest from affiliated investments	5,236	420	843
Less : Foreign taxes withheld	(20,251)	(526)	(6,610)
Total income	7,350,306	448,359	1,408,171

Expenses
Advisory and administration fees	1,219,621	28,136	250,048
Distribution fees Service Class	3,995	5,714	4,074
Trustees fees	12,128	621	3,955
Other expenses	—	11	942
Total expenses before waiver and reimbursement	1,235,744	34,482	259,019
Less: Expenses waived or borne by the adviser	(10,328)	(844)	(1,545)
Less: Expenses reimbursed by the adviser	—	—	—
Net expenses	1,225,416	33,638	257,474
Net investment income	6,124,890	414,721	1,150,697

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	13,950,807	39,838	15,222,954
Futures	217,241	105,458	151,525
Foreign currency related transactions	—	—	—
Increase (decrease) in unrealized appreciation/ (depreciation) on:
Investments	50,105,385	3,146,021	(9,319,127)
Futures	(37,244)	42,021	40,520
Foreign currency related transactions	—	—	—
Net realized and unrealized gain (loss) on investments	64,236,189	3,333,338	6,095,872
Net increase (decrease) in net assets resulting from operations	$70,361,079	$3,748,059	$7,246,569

See Notes to Financial Statements.

Premier Growth Equity	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund	Money Market Fund

$2,417,607	$7,521,534	$15,333,189	$5,022,627	$—	$—
7,817	217,405	16,498	2,041,296	3,418,047	721,141
2,822	16,316	14,741	35,466	21,910	—
—	(2,518)	(977,872)	(98,050)	—	—
2,428,246	7,752,737	14,386,556	7,001,339	3,439,957	721,141

480,433	4,441,386	5,551,910	1,341,593	411,824	471,125

3,005	72	140,892	77	371	15
5,101	18,129	49,997	14,043	8,005	15,362
—	—	672	—	—	—
488,539	4,459,587	5,743,471	1,355,713	420,200	486,502
(5,745)	(33,240)	(31,482)	(71,776)	(44,294)	—
—	—	—	—	—	(11)
482,794	4,426,347	5,711,989	1,283,937	375,906	486,491
1,945,452	3,326,390	8,674,567	5,717,402	3,064,051	234,650

11,768,882	41,209,124	96,793,273	9,335,975	989,426	2,650
169,146	1,794,052	7,550,279	3,862,690	593,272	—
—	—	276,623	243,856	—	—

5,267,508	106,737,382	73,273,381	27,391,445	(3,348,229)	—
23,551	492,543	(61,480)	1,519,114	(399,507)	—
—	—	(79,710)	(294,141)	—	—
17,229,087	150,233,101	177,752,366	42,058,939	(2,165,038)	2,650
$19,174,539	$153,559,491	$186,426,933	$47,776,341	$899,013	$237,300

Statements of Changes in Net Assets	U.S Equity Fund		S&P 500 Index Fund
	Six Months Ended March 31, 2013*	Year Ended September 30, 2012	Six Months Ended March 31, 2013*	Year Ended September 30, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,124,890	$8,687,344	$414,721	$650,194
Net realized gain (loss) on investments, futures, foreign currency transactions	14,168,048	39,383,981	145,296	669,005
Net increase (decrease) in unrealized appreciation/(depreciation) on investments, futures, foreign currency transactions	50,068,141	107,263,171	3,188,042	6,943,502
Net increase (decrease) from operations	70,361,079	155,334,496	3,748,059	8,262,701
Distributions to shareholders from :
Net investment income
Investment Class	(10,296,661)	(7,016,481)	(633,163)	(920,833)
Service Class	(40,211)	(24,676)	(81,168)	(15,329)
Net realized gains
Investment Class	—	—	—	—
Service Class	—	—	—	—
Total distributions	(10,336,872)	(7,041,157)	(714,331)	(936,162)
Increase (decrease) in net assets from operations and distributions	60,024,207	148,293,339	3,033,728	7,326,539
Share transactions :
Proceeds from sale of shares
Investment Class	25,630,596	64,917,740	1,606,057	3,544,675
Service Class	133,330	309,261	641,948	2,349,253
Value of distributions reinvested
Investment Class	10,296,638	6,755,779	550,114	794,955
Service Class	40,206	24,673	80,694	15,147
Cost of shares redeemed
Investment Class	(39,041,531)	(83,754,916)	(860,074)	(4,595,999)
Service Class	(164,907)	(281,379)	(905,026)	(347,436)
Net increase (decrease) from shares transactions	(3,105,668)	(12,028,842)	1,113,713	1,760,595
Total increase (decrease) in net assets	56,918,539	136,264,497	4,147,441	9,087,134

NET ASSETS
Beginning of period	661,198,556	524,934,059	36,492,661	27,405,527
End of period	$718,117,095	$661,198,556	$40,640,102	$36,492,661
Undistributed (distribution in excess of ) net investment income, end of period	$2,086,656	$6,298,638	$173,899	$473,575
CHANGES IN FUND SHARES
Investment Class:
Shares sold	1,965,680	5,513,279	115,258	281,376
Issued for distribution reinvested	806,947	618,095	40,870	68,236
Shares redeemed	(2,925,157)	(6,992,929)	(60,860)	(366,724)
Net increase (decrease) in fund shares	(152,530)	(861,555)	95,268	(17,112)
Service Class:
Shares sold	9,892	25,147	45,985	186,948
Issued for distribution reinvested	3,093	2,214	5,869	1,274
Shares redeemed	(12,170)	(23,077)	(63,062)	(26,783)
Net increase (decrease) in fund shares	815	4,284	(11,208)	161,439

*	(Unaudited)

See Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund		Premier Growth Equity Fund		Small-Cap Equity Fund
Six Months Ended March 31, 2013*	Year Ended September 30, 2012	Six Months Ended March 31, 2013*	Year Ended September 30, 2012	Six Months Ended March 31, 2013*	Year Ended September 30, 2012

$1,150,697	$3,669,120	$1,945,452	$2,437,980	$3,326,390	$2,525,061

15,374,479	16,735,922	11,938,028	11,020,369	43,003,176	78,445,903

(9,278,607)	29,182,274	5,291,059	60,799,593	107,229,925	146,461,669
7,246,569	49,587,316	19,174,539	74,257,942	153,559,491	227,432,633

(3,609,374)	(3,087,906)	(3,226,746)	(2,485,768)	(4,220,615)	(3,642,194)
(65,779)	(37,765)	(26,113)	(14,200)	(148)	(50)

(17,344,084)	(2,490,331)	—	—	(73,908,394)	(5,132,619)
(355,202)	(36,712)	—	—	(4,369)	(187)
(21,374,439)	(5,652,714)	(3,252,859)	(2,499,968)	(78,133,526)	(8,775,050)

(14,127,870)	43,934,602	15,921,680	71,757,974	75,425,965	218,657,583

4,554,003	42,234,405	22,305,033	33,204,289	37,188,101	87,365,469
273,007	369,985	813,496	769,818	23,500	15,000

9,994,688	5,309,413	3,213,585	2,439,288	78,129,009	8,746,956
420,966	74,475	26,101	14,193	4,517	237

(103,102,875)	(64,350,757)	(36,235,927)	(70,217,753)	(46,953,210)	(107,891,941)
(235,576)	(716,355)	(348,883)	(862,140)	—	(12,849)
(88,095,787)	(17,078,834)	(10,226,595)	(34,652,305)	68,391,917	(11,777,128)
(102,223,657)	26,855,768	5,695,085	37,105,669	143,817,882	206,880,455

189,180,372	162,324,604	260,070,482	222,964,813	966,745,875	759,865,420
$86,956,715	$189,180,372	$265,765,567	$260,070,482	$1,110,563,757	$966,745,875

$122,728	$2,647,184	$366,865	$1,674,272	$415,325	$1,309,698

443,998	4,441,220	2,042,128	3,400,005	2,198,503	5,496,008
1,067,809	560,656	302,313	278,776	4,910,686	582,742
(10,608,791)	(6,211,083)	(3,383,212)	(7,349,471)	(2,802,412)	(6,732,817)
(9,096,984)	(1,209,207)	(1,038,771)	(3,670,690)	4,306,777	(654,067)

26,747	36,497	75,107	75,434	1,387	941
45,216	7,898	2,474	1,633	282	16
(23,779)	(68,811)	(33,026)	(89,046)	—	(790)
48,184	(24,416)	44,555	(11,979)	1,669	167

Statements of Changes in Net Assets	International Equity Fund
	Six Months Ended March 31, 2013*	Year Ended September 30, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,674,567	$44,037,167
Net realized gain (loss) on investments, futures, foreign currency transactions	104,620,175	(63,698,809)
Net increase (decrease) in unrealized appreciation/(depreciation) on investments, futures, foreign currency transactions	73,132,191	402,378,819
Net increase (decrease) from operations	186,426,933	382,717,177
Distributions to shareholders from :
Net investment income
Investment Class	(38,226,277)	(48,589,211)
Service Class	(1,995,770)	(7,692,499)
Net realized gains
Investment Class	—	—
Service Class	—	—
Total distributions	(40,222,047)	(56,281,710)
Increase (decrease) in net assets from operations and distributions	146,204,886	326,435,467
Share transactions :
Proceeds from sale of shares
Investment Class	86,401,402	264,074,904
Service Class	148,170	4,198,492
Value of distributions reinvested
Investment Class	38,147,063	48,079,525
Service Class	1,994,098	7,685,833
Cost of shares redeemed
Investment Class	(389,374,008)	(487,197,744)
Service Class	(17,964,500)	(280,584,442)
Net increase (decrease) from shares transactions	(280,647,775)	(443,743,432)
Total increase (decrease) in net assets	(134,442,889)	(117,307,965)

NET ASSETS
Beginning of period	2,103,663,747	2,220,971,712
End of period	$1,969,220,858	$2,103,663,747
Undistributed (distribution in excess of ) net investment income, end of period	$6,732,328	$38,279,808
CHANGES IN FUND SHARES
Investment Class:
Shares sold	7,704,386	26,879,947
Issued for distribution reinvested	3,412,081	5,175,406
Shares redeemed	(35,053,586)	(49,198,954)
Net increase (decrease) in fund shares	(23,937,119)	(17,143,601)
Service Class:
Shares sold	13,279	446,747
Issued for distribution reinvested	179,325	832,701
Shares redeemed	(1,657,730)	(27,507,624)
Net increase (decrease) in fund shares	(1,465,126)	(26,228,176)

*	(Unaudited)

See Notes to Financial Statements.

Strategic Investment Fund		Income Fund		Money Market Fund
Six Months Ended March 31, 2013*	Year Ended September 30, 2012	Six Months Ended March 31, 2013*	Year Ended September 30, 2012	Six Months Ended March 31, 2013*	Year Ended September 30, 2012

$5,717,402	$13,452,334	$3,064,051	$10,153,891	$234,650	$550,210

13,442,521	20,330,281	1,582,698	11,946,613	2,650	(191,116)

28,616,418	83,111,956	(3,747,736)	5,796,780	—	—
47,776,341	116,894,571	899,013	27,897,284	237,300	359,094

(14,422,388)	(14,156,484)	(3,032,968)	(10,225,243)	(234,650)	(550,210)
(1,045)	(1,192)	(2,077)	(7,323)	—	—

—	—	(13,054,435)	(6,057,203)	—	—
—	—	(10,149)	(4,742)	—	—
(14,423,433)	(14,157,676)	(16,099,629)	(16,294,511)	(234,650)	(550,210)
33,352,908	102,736,895	(15,200,616)	11,602,773	2,650	(191,116)

34,312,660	67,549,103	9,622,428	50,759,269	1,836,771,798	3,845,267,276
—	24,324	1,412	19,515	—	—

14,422,081	14,155,974	16,087,319	16,201,367	233,963	549,265
929	1,069	12,225	12,064	—	—

(32,852,331)	(70,745,407)	(18,636,598)	(81,580,040)	(1,983,166,831)	(3,756,189,859)
—	(6,359)	(32,750)	(26,437)	—	—
15,883,339	10,978,704	7,054,036	(14,614,262)	(146,161,070)	89,626,682
49,236,247	113,715,599	(8,146,580)	(3,011,489)	(146,158,420)	89,435,566

742,978,963	629,263,364	372,963,528	375,975,017	841,012,304	751,576,738
$792,215,210	$742,978,963	$364,816,948	$372,963,528	$694,853,884	$841,012,304

$1,852,666	$10,558,697	$(830,130)	$(859,136)	$—	$—

2,851,602	6,003,927	977,342	5,189,820	1,836,771,798	3,845,267,276
1,219,111	1,339,260	1,666,832	1,663,374	233,963	549,265
(2,733,806)	(6,320,005)	(1,908,043)	(8,232,759)	(1,983,166,831)	(3,756,189,859)
1,336,907	1,023,182	736,131	(1,379,565)	(146,161,070)	89,626,682

—	2,310	139	1,960	—	—
79	102	1,240	1,213	—	—
—	(586)	(3,224)	(2,656)	—	—
79	1,826	(1,845)	517	—	—

Notes to Financial Statements	March 31, 2013 (Unaudited)

1. Organization of the Funds

GE Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It currently comprises eleven investment funds (each a “Fund” and collectively the “Funds”) although only the following nine are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund, International Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds presently offer two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus).

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued, have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Trust:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Repurchase Agreements  Some of the Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objectives or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains

Notes to Financial Statements	March 31, 2013 (Unaudited)

and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds used various types of derivatives (such as futures) to gain or hedge market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. Certain Funds invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, gaining market exposure for accumulating and residual cash positions, for duration management, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Funds. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments

Certain Funds purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or

Notes to Financial Statements	March 31, 2013 (Unaudited)

liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  The Funds pay a “unitary fee” to GEAM equivalent to the Funds’ advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust’s independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Federal Income Taxes  The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3. Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments

Notes to Financial Statements	March 31, 2013 (Unaudited)

in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Funds use the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Funds classify collective funds in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Notes to Financial Statements	March 31, 2013 (Unaudited)

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$699,188,310	$—	$—	$699,188,310
	Exchange Traded Funds	11,921,972	—	—	11,921,972
	Short-Term Investments	6,985,953	—	—	6,985,953

	Total Investments in Securities	$718,096,235	$—	$—	$718,096,235

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(101,161)	$—	$—	$(101,161)

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$39,334,009	$—	$—	$39,334,009
	Short-Term Investments	1,173,165	—	—	1,173,165

	Total Investments in Securities	$40,507,174	$—	$—	$40,507,174

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$22,679	$—	$—	$22,679

Notes to Financial Statements	March 31, 2013 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Large-Cap Core Equity Fund	Investments in Securities †
	Common Stock	$83,441,788	$—	$—	$83,441,788
	Exchange Traded Funds	1,457,540	—	—	1,457,540
	Short-Term Investments	1,982,047	—	—	1,982,047

	Total Investments in Securities	$86,881,375	$—	$—	$86,881,375

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$16,390	$—	$—	$16,390

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$252,819,231	$—	$—	$252,819,231
	Short-Term Investments	12,844,484	—	—	12,844,484

	Total Investments in Securities	$265,663,715	$—	$—	$265,663,715

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$42,655	$—	$—	$42,655

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$1,043,096,260	$—	$—	$1,043,096,260
	Short-Term Investments	70,887,251	—	—	70,887,251

	Total Investments in Securities	$1,113,983,511	$—	$—	$1,113,983,511

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$225,685	$—	$—	$225,685

International Equity Fund	Investments in Securities †
	Common Stock	$1,848,538,545	$—	$—	$1,848,538,545
	Preferred Stock	25,128,814	—	—	25,128,814
	Short-Term Investments	98,837,085	—	—	98,837,085

	Total Investments in Securities	$1,972,504,444	$—	$—	$1,972,504,444

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$515,545	$—	$—	$515,545
	Futures Contracts — Unrealized Depreciation	(612,904)	—	—	(612,904)

	Total Other Financial Instruments	$(97,359)	$—	$—	$(97,359)

Strategic Investment Fund	Investments in Securities †
	Domestic Equity	$303,748,931	$—	$—	$303,748,931
	Foreign Equity	149,175,295	—	—	149,175,295
	U.S. Treasuries	—	56,736,994	—	56,736,994
	Agency Mortgage Backed	—	69,346,627	—	69,346,627
	Agency CMOs	—	2,278,263	—	2,278,263
	Asset Backed	—	1,479,597	—	1,479,597
	Corporate Notes	—	81,406,480	—	81,406,480
	Non-Agency CMOs	—	12,745,031	—	12,745,031
	Sovereign Bonds	—	4,282,513	—	4,282,513
	Municipal Notes and Bonds	—	1,105,538	—	1,105,538
	Exchange Traded Funds	21,762,058	—	—	21,762,058

Notes to Financial Statements	March 31, 2013 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
	Preferred Stock	$2,652,429	$—	$—	$2,652,429
	Short-Term Investments	129,426,950	—	—	129,426,950

	Total Investments in Securities	$606,765,663	$229,381,043	$—	$836,146,706

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$668,498	$—	$—	$668,498
	Futures Contracts — Unrealized Depreciation	(161,952)	—	—	(161,952)

	Total Other Financial Instruments	$506,546	$—	$—	$506,546

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$90,979,779	$—	$90,979,779
	Agency Mortgage Backed	—	104,559,592	—	104,559,592
	Agency CMOs	—	3,924,265	—	3,924,265
	Asset Backed	—	1,330,026	—	1,330,026
	Corporate Notes	—	126,846,318	—	126,846,318
	Non-Agency CMOs	—	17,225,756	—	17,225,756
	Sovereign Bonds	—	6,968,337	—	6,968,337
	Municipal Notes and Bonds	—	1,930,688	—	1,930,688
	Short-Term Investments	68,158,736	—	—	68,158,736

	Total Investments in Securities	$68,158,736	$353,764,761	$—	$421,923,497

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$71,400	$—	$—	$71,400
	Futures Contracts — Unrealized Depreciation	(166,452)	—	—	(166,452)

	Total Other Financial Instruments	$(95,052)	$—	$—	$(95,052)

Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$157,087,355	$—	$157,087,355
	U.S. Government Agency Obligations	—	147,183,410	—	147,183,410
	Commercial Paper	—	99,421,082	—	99,421,082
	Repurchase Agreements	—	120,440,000	—	120,440,000
	Certificate of Deposit	—	119,750,035	—	119,750,035
	Corporates	—	40,458,911	—	40,458,911
	Time Deposit	—	5,849,540	—	5,849,540

	Total Investments in Securities	$—	$690,190,333	$—	$690,190,333

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period.

Notes to Financial Statements	March 31, 2013 (Unaudited)

4. Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of March 31, 2013.

	Asset Derivatives March 31, 2013		Liability Derivatives March 31, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
U.S. Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(101,161)*
S&P 500 Index Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	22,679*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
U.S. Large-Cap Core Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	16,390*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	42,655*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	225,685*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
International Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	515,545*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(612,904)*

Notes to Financial Statements	March 31, 2013 (Unaudited)

	Asset Derivatives March 31, 2013		Liability Derivatives March 31, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
Strategic Investment Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	628,499*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(75,119)*
Interest Rate Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	39,999*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(86,833)*
Income Fund
Interest Rate Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	71,400*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(166,452)*
*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Funds’ Statements of Operations, summarized by primary risk exposure.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
			Realized Gain/Loss	Unrealized Gain/Loss
U.S. Equity Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	21,895,361/(36,279,837)	217,241	(37,244)
S&P 500 Index Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	3,593,913/(4,140,245)	105,458	42,021

Notes to Financial Statements	March 31, 2013 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
U.S. Large-Cap Core Equity Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	12,236,249/(12,377,930)	151,525	40,520
Premier Growth Equity Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	45,792,727/(40,808,846)	169,146	23,551
Small-Cap Equity Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	75,823,183/(75,018,157)	1,794,052	492,543
International Equity Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	260,117,744/(219,209,508)	7,550,279	(61,480)
Strategic Investment Fund
Equity Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	84,751,803/(84,810,895)	3,643,010	1,650,688
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	232,045,530/(243,016,656)	219,680	(131,574)
Foreign Currency Forward Exchange Contracts	Realized gain/(loss) on Foreign currency related transactions, Increase/ (decrease) in unrealized appreciation/ (depreciation) on Foreign currency related transactions	6,218,847/(30,280,874)	416,632	(289,615)
Income Fund
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	369,756,474/(387,396,615)	593,272	(399,507)

Notes to Financial Statements	March 31, 2013 (Unaudited)

5. Line of Credit

The Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The current revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly by GEAM and included in the “unitary fee” paid by the Funds.

In addition, the Trust has a $100 million uncommited, unsecured line of credit with State Street.

Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points (0.50%) and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of (i) 33.33% of the Funds’ total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Trust during the six-month period ended March 31, 2013.

6. Fees and Compensation Paid to Affiliates

Advisory and Administration Fees paid to GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Advisory and Administration Fees
U.S. Equity Fund	First $25 million	0.55%
U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%
S&P 500 Index Fund	All Assets	0.15%
Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%
Strategic Investment Fund	First $25 million	0.45%
	Next $25 million	0.40%
	Over $50 million	0.35%
Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%
Money Market Fund†	First $25 million	0.25%
	Next $25 million	0.20%
	Next $50 million	0.15%
	Over $100 million	0.10%

†	The Distribution and/or Service (12b-1) Fee may be voluntarily reduced by GE Investment Distributors, Inc. (the Fund’s principal distributor) on a temporary basis to the extent necessary to maintain a minimum annualized net yield of 0.00% for the Service class, but may return to its stated level at any time without prior notice. Further, to the extent necessary, GE Asset Management may also voluntarily reduce its advisory and administration fees and/or subsidize certain expenses of the Fund to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice. There can be no assurance that either of these fee reductions will be sufficient to avoid any loss.

Notes to Financial Statements	March 31, 2013 (Unaudited)

GEAM has a contractual arrangement with each non-Money Market Fund to waive a portion of its management fee charged to a Fund in an amount equal to the management fee payable to GEAM by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Trustee Compensation  The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statements of Operations. These fees are allocated pro rata across Funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Funds’ Statement of Additional Information).

7. Sub-Advisory Fees

For certain funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GEAM pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GEAM monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. Each such sub-adviser is responsible for the day-to-day management of those assets of the Fund that are allocated to the sub-adviser, including the responsibility for making decisions to buy, sell or hold a particular security with respect to those assets. For their services, GEAM pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex), SouthernSun Asset Management, LLC (SouthernSun) and Kennedy Capital Management, Inc. (Kennedy), sub-advisers to the Small-Cap Equity Fund, and SSgA Funds Management, Inc. (“SSgA FM”), sub-adviser to the S&P 500 Index Fund.

8. Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended March 31, 2013, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
U.S. Equity Fund	$—	$—	$105,957,967	$101,515,794
S&P 500 Index Fund	—	—	1,744,952	295,888
U.S. Large-Cap Core Equity Fund	—	—	25,240,743	131,583,832
Premier Growth Equity Fund	—	—	25,806,841	42,333,679
Small-Cap Equity Fund	—	—	176,787,387	186,937,208
International Equity Fund	—	—	476,331,539	838,227,392
Strategic Investment Fund	335,121,313	332,294,490	158,051,853	128,146,085
Income Fund	481,740,459	483,954,687	112,809,851	71,762,534

Notes to Financial Statements	March 31, 2013 (Unaudited)

9. Income Taxes

The Funds are subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Funds’ net assets required under ASC 740. The Funds’ 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At March 31, 2013, information on the tax cost of investments was as follows:

		Gross Tax
Fund	Cost of Investments for Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation

U.S. Equity Fund	$599,401,399	$127,051,148	$(8,356,312)	$118,694,836

S&P 500 Index Fund	31,525,748	10,117,630	(1,136,204)	8,981,426

U.S. Large-Cap Core Equity Fund	74,630,364	13,386,836	(1,135,825)	12,251,011

Premier Growth Equity Fund	197,999,347	74,305,300	(6,640,932)	67,664,368

Small-Cap Equity Fund	894,028,650	254,417,979	(34,463,118)	219,954,861

International Equity Fund	1,749,656,063	323,968,063	(101,119,682)	222,848,381

Strategic Investment Fund	758,122,786	89,821,320	(11,797,488)	78,023,832

Income Fund	418,167,890	7,103,021	(3,347,414)	3,755,607

Money Market Fund	690,190,333	—	—	—

As of September 30, 2012, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Fund	Short Term	Long Term	Expires
U.S. Equity Fund	$31,865,887	$—	09/30/18
S&P 500 Index Fund	71,496	—	09/30/17
	21,981,414	—	09/30/18
	1,202,747	—	09/30/19
	—	4,039,895	N/A
Premier Growth Equity Fund	8,889,054	—	09/30/18
	881,702	—	09/30/19
International Equity Fund	53,570,899	—	09/30/17
	292,151,619	—	09/30/18
	140,255,693	—	09/30/19
	18,196,598	13,562,070	N/A
Strategic Investment Fund	19,113,141	—	09/30/18
Money Market Fund	15,103	—	09/30/17
	68	—	09/30/18

Notes to Financial Statements	March 31, 2013 (Unaudited)

The amounts above will be available to offset future taxable capital gains. Pursuant to the Regulated Investment Company Modernization Act of 2010, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered entirely short-term as under previous law.

Any qualified late-year loss is deemed to arise on the first day of the Funds’ next tax year (if the Funds elect to defer such loss). Under this regime, generally, the Funds can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code. The Funds elected to defer qualified late-year losses for the year ended September 30, 2012 as follows:

Fund	Capital	Ordinary
International Equity Fund	$81,514,078	$—
Money Market Fund	191,116	—

Distributions to Shareholders  The Income Fund and Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually from net realized capital gains in excess of capital loss carryforwards, if any. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include (but are not limited to) treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, foreign taxes payable, investments in futures, investments in passive foreign investment companies, distributions from Real Estate Investment Trust (REITs), losses deferred to offsetting positions, and losses deferred due to wash sale transactions.

The tax character of distributions paid during the years ended September 30, 2012 and September 30, 2011 was as follows:

	September 30, 2012		September 30, 2011
Fund	Ordinary Income	Long Term Capital Gains	Ordinary Income
U.S. Equity Fund	$7,041,157	$—	$5,543,825
S&P 500 Index Fund	936,162	—	1,143,511
U.S. Large-Cap Core Equity Fund	3,125,671	2,527,043	2,651,676
Premier Growth Equity Fund	2,499,968	—	1,031,182
Small-Cap Equity Fund	3,642,244	5,132,806	331,311
International Equity Fund	56,281,710	—	42,513,899
Strategic Investment Fund	14,157,676	—	11,859,618
Income Fund	16,294,511	—	13,564,422
Money Market Fund	550,210	—	513,968

Advisory Agreement Approval	(Unaudited)

Disclosure for the Boards of Trustees’ Consideration of the Renewal of the GE Institutional Funds’ Advisory Agreements

The Board of Trustees of the GE Institutional Funds (the “Board”), including the independent Board members, considered and unanimously approved the continuance of each of the Funds’ Investment Advisory and Administration Agreements with GE Asset Management Incorporated (“GEAM”); with respect to the S&P 500 Index Fund, the continuance of the Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (“SSgA”); and with respect to the Small-Cap Equity Fund, the continuance of the Investment Sub-Advisory Agreements with each of the Fund’s sub-advisers, Palisade Capital Management, L.L.C. (“Palisade”), Champlain Investment Partners, LLC, GlobeFlex Partners, LP, SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc., at meetings held on December 14 and December 17, 2012.

In considering all of these approvals, the Board members considered and discussed a substantial amount of information and analyses provided, at the Board’s request, by GEAM and each of the sub-advisers. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by independent third party provider Morningstar, Inc. (“Morningstar”). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as any of the Funds. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving each Fund’s investment advisory and sub-advisory agreements, as applicable, the Board members reviewed the information provided with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or any of the sub-advisers were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following these sessions.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM’s business and the services it provides to each Fund. Also in advance of the meetings, the Board members received from each of the sub-advisers a written response to a letter of inquiry prepared by GEAM at the Board’s request, which included substantial exhibits and other materials related to each sub-adviser’s business and the services it provides to the Small-Cap Equity Fund or the S&P 500 Index Fund, as applicable. The Board members took into account their multi-year experience as Board members and particularly their consideration of these types of agreements in recent years. The information was presented in a manner to facilitate comparison to prior periods and to reflect certain enhancements. To focus their review, the Board members asked GEAM management, in its oral presentations, to highlight material differences from the information presented in recent years.

During the meetings, the Board members also had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. With respect to the Small-Cap Equity Fund and the S&P 500 Index Fund, the Board members also had the opportunity to hear presentations by representatives of the sub-adviser(s) at the meetings or during the past year. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning each of their investment processes.

In reaching their determinations relating to continuance of the Funds’ investment advisory and sub-advisory agreements, as applicable, the Board members considered all factors that they deemed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board members evaluated the information provided to them for

Advisory Agreement Approval	(Unaudited)

each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

The Nature, Extent and Quality of Services Provided.

The Board members reviewed the services provided by GEAM and each of the sub-advisers, in particular taking into account their extensive past experiences with GEAM, Palisade and SSgA. In connection with their consideration of GEAM’s services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments and brokers; with respect to the sub-advised funds, effective processes used for overseeing sub-advisers; and with respect to the Small-Cap Equity Fund, effective processes used for overseeing multiple sub-advisers; (iii) effective processes used for providing Fund administration, including controllership and compliance functions and oversight of the performance of other companies that provide services to the Funds; (iv) highly skilled professionals including analysts, research professionals, traders and portfolio managers with a depth of experience relevant to the Funds; (v) access to significant technological resources from which the Funds may benefit; and (vi) a favorable history and reputation. The Board members noted that the Funds represent only a small portion of the assets managed by GEAM, but benefit from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by each of the sub-advisers, the Board members focused on the favorable attributes of the sub-advisers relating to their respective investment philosophies and disciplines, experienced investment and trading personnel, systems and other resources, including research capabilities of the sub-advisers for the Small-Cap Equity Fund, and favorable histories and reputations.

In light of the foregoing, the Board, including the independent Board members, concluded that the services provided by GEAM and each of the sub-advisers continue to be satisfactory.

Investment Performance of the Funds and Sub-Advisers.

The Board members considered the investment performance of each of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer groupings of mutual funds prepared by Morningstar with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and, in connection with the Small-Cap Equity Fund and the S&P 500 Index Fund, representatives of each of the sub-advisers at meetings held throughout the year, about each of their investment processes and performance results. These discussions focused on each Fund’s investment objective, GEAM’s asset allocation process (if applicable), the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, the likely market cycles for the investment style and, if applicable, relative underperformance in certain periods. The Board also considered the Small-Cap Equity Fund’s multi-manager structure and how each sub-adviser’s approach to small-cap investing fits within the Fund’s overall strategy. The Board members discussed GEAM’s investment approach with respect to each of the Funds, and that the performance of the Funds generally is consistent with GEAM’s articulated long-term approach and overall investment philosophy.

The Board, including the independent Board members, concluded that each Fund’s performance was acceptable overall taking into consideration the factors discussed above.

Cost of the Services Provided and Profits Realized from the Relationships with the Funds.

The Board members considered the fees paid to GEAM by the Funds, as well as those paid to each of the sub-advisers by GEAM, and the cost of the services provided. The Board members reviewed the information they had requested from GEAM and each of the sub-advisers concerning their profitability.

The Board members considered the profit margin information for GEAM’s investment company business as a whole, as well as GEAM’s profitability data for each Fund. GEAM reviewed with the Board the Funds’ unitary

Advisory Agreement Approval	(Unaudited)

fee structure where GEAM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting GEAM’s profitability. The Board members reviewed GEAM’s assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members also considered information regarding the calculation methodology provided by each of the sub-advisers in preparing their respective profitability data.

Information was presented regarding the financial condition of GEAM and each of the sub-advisers for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to similar mutual funds managed by GEAM, and noted the fact that GEAM, and not the Funds, pays the sub-advisory fees to the sub-advisers. In connection with the Small-Cap Equity Fund, GEAM reviewed the services related to the allocation of assets among, and oversight of, multiple sub-advisers as a result of the Fund’s multi-manager structure. The Board members determined that GEAM and each of the sub-advisers should be entitled to earn a reasonable level of profits for the services they provide to the Funds. The Board members also recognized that GEAM had made significant investments in its business in the past, and that GEAM continues to make substantial investments in fulfilling its obligations to the Funds and supporting its Fund-related activities.

Based on their review, the Board, including the independent Board members, concluded that they were satisfied that the level of profitability achieved by GEAM and each of the sub-advisers from their relationship with the Funds was not unreasonable or excessive.

The Extent to Which Economies of Scale Would be Realized as each Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM reviewed with the Board members that it generally charged comparatively lower fees to the Funds since inception, that all Funds

(other than the S&P 500 Index Fund) are subject to breakpoints in their management fee and that GEAM (and not the Funds) bears most of the Funds’ operating expenses. Therefore, GEAM is already sharing the low-fee benefits of larger asset sizes. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM’s past investment in its operations through the expenditure of sums to support its substantial infrastructure, generally lower Fund fees and payment of Fund operating expenses and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment.

Comparison of Services to be Rendered and Fees to be Paid.

The Board members discussed the services provided to the Funds by GEAM and each of the sub-advisers and the fees charged for those services, including, for the Small-Cap Equity Fund, the services required of GEAM to oversee multiple sub-advisers. The Board members reviewed information concerning the fee and expense ratios for each Fund and comparative information with respect to peer groupings of mutual funds prepared by Morningstar. They discussed that the advisory fees for most of the Funds were below the applicable peer group medians and the Funds are generally charged a competitive rate in comparison to their peers. The Board also considered GEAM’s comparatively lower historical fee structure overall relative to advisers of other comparable industry peer group funds and noted that GEAM has generally foregone a higher rate of fee for most of the Funds since the inception of its relationship with the Funds.

In connection with each of the sub-advised Funds, the Board members reviewed comparative mutual fund and/or other account fee information provided by each of the sub-advisers. The Board, including the independent Board members, concluded that, based on this information, the advisory fees and, with respect to the sub-advised Funds, the sub-advisory fees paid to each of the sub-advisers, were reasonable in relation to the services provided to the Funds.

Advisory Agreement Approval	(Unaudited)

Fall-Out Benefits.

The Board members considered other actual and potential financial benefits that GEAM and each of the sub-advisers may derive from their respective relationships with the Funds, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that each Fund benefits from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board, including the independent Board members, concluded that renewal of each Fund’s investment advisory agreement and, to the extent applicable, each sub-advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.

Interested Trustees and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 Years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; Treasurer of GE Foundation since 1988; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007.

Number of Portfolios in Fund Complex Overseen by Trustee    25

Other Directorships Held by Trustee     Chairman of the Board and President of GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of the Skin Cancer Foundation since August 2010; Member of the Board of Governors of the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999; GE Asset Management Funds Plc since 1998; GE Asset Management Canada Company since 1998 and GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust and General Electric Insurance Plan Trust since 1988; Chairman of the Board and President of GE Funds from 1993 to February 2011 and Trustee, GE Volunteers from 1993 to June 2010.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Trustee and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 6 years

Principal Occupation(s) During Past 5 Years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Trustee    25

Other Directorships Held by Trustee    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust and General Electric Insurance Plan Trust since July 2007; Director and Executive Vice President of GE Investments Funds, Inc. since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Assistant Secretary - 2 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and Secretary of GE Investments Funds, Inc. since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified – 7 years

Principal Occupation(s) During Past 5 Years    Chief Compliance Officer of GEAM, GE Investments Funds, Inc., Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Investments Funds, Inc., Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Investments Funds, Inc. since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of GE Funds from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Trustees

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Trustee

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 Years    General Partner, NGN Capital LLC since 2006; Vice President of Walden Capital Management from 1996-2008.

Number of Portfolios in Fund Complex Overseen by Trustee    17

Other Directorships Held by Trustee    Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee/Treasurer of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008 and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Trustee

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Trustee    17

Other Directorships Held by Trustee    Director of GE Investments Funds, Inc. since April 2011 and Trustee of St. Lawrence University since 2003.

Additional Information	(Unaudited)

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Trustee

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting Professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Officer    Director of GE Investments Funds, Inc. since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Trustees

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Executive Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC - information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

This does not constitute a part of the Funds’ Shareholder Report	GEIN-2 (3/13)

ITEM 2.	CODE OF ETHICS.

Applicable only to an annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable only to an annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only to an annual filing.

ITEM 5.	Audit Committee of Listed Registrants

Applicable only to an annual filing.

ITEM 6.	Schedule of Investments.

Attached as part of ITEM 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

ITEM 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

ITEM 11.	CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Arthur A. Jensen as principal executive officer and principal financial officer, respectively of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INSTITUTIONAL FUNDS

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE INSTITUTIONAL FUNDS

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE INSTITUTIONAL FUNDS

Date: May 31, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
TREASURER, GE INSTITUTIONAL FUNDS

Date: May 31, 2013

EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.